UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 100.0%		Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Ford Motor Co. (Automobiles)		261,240	$4,407,119
McDonald's Corp. (Hotels, Restaurants & Leisure)		61,200	5,888,052
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	15,060	4,708,358
Expedia, Inc. (Internet & Catalog Retail)		44,600	2,309,834
Target Corp. (Multiline Retail)		60,520	3,872,069
			21,185,432
CONSUMER STAPLES - 3.5%
Dr Pepper Snapple Group, Inc. (Beverages)		61,200	2,742,984
Colgate-Palmolive Co. (Household Products)		78,000	4,625,400
			7,368,384
ENERGY - 10.3%
Halliburton Co. (Energy Equip. & Svs.)		81,370	3,917,966
Chevron Corp. (Oil, Gas & Consumable Fuels)		52,200	6,342,300
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		86,380	2,906,687
Phillips 66 (Oil, Gas & Consumable Fuels)		77,200	4,463,704
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	102,720	3,736,953
			21,367,610
FINANCIALS - 22.1%
Banco Bilbao Vizcaya Argentaria SA - ADR (Commercial Banks)		219,220	2,450,879
Fifth Third Bancorp (Commercial Banks)		217,380	3,921,535
Wells Fargo & Co. (Commercial Banks)		121,800	5,032,776
Capital One Financial Corp. (Consumer Finance)		70,000	4,811,800
Citigroup, Inc. (Diversified Financial Svs.)		121,600	5,898,816
JPMorgan Chase & Co. (Diversified Financial Svs.)		155,400	8,032,626
Genworth Financial, Inc. Class A (Insurance)	(a)	349,800	4,473,942
Hartford Financial Services Group, Inc. (Insurance)		104,910	3,264,799
MetLife, Inc. (Insurance)		120,910	5,676,725
American Homes 4 Rent (Real Estate Investment Trusts)	(a)	159,370	2,573,826
			46,137,724
HEALTH CARE - 18.5%
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	78,530	1,444,952
Celgene Corp. (Biotechnology)	(a)	25,500	3,925,215
Medtronic, Inc. (Health Care Equip. & Supplies)		104,100	5,543,325
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	60,710	3,750,664
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		86,700	6,208,587
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	85,230	3,646,992
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		100,500	5,042,085
Merck & Co., Inc. (Pharmaceuticals)		88,710	4,223,483
Pfizer, Inc. (Pharmaceuticals)		166,880	4,791,125
			38,576,428
INDUSTRIALS - 9.8%
United Technologies Corp. (Aerospace & Defense)		51,610	5,564,590
United Continental Holdings, Inc. (Airlines)	(a)	122,580	3,764,432
PACCAR, Inc. (Machinery)		60,725	3,379,954
Parker Hannifin Corp. (Machinery)		34,750	3,778,020
Norfolk Southern Corp. (Road & Rail)		52,000	4,022,200
			20,509,196
INFORMATION TECHNOLOGY - 22.3%
F5 Networks, Inc. (Communications Equip.)	(a)	43,050	3,691,968
Apple, Inc. (Computers & Peripherals)		21,425	10,214,369
EMC Corp. (Computers & Peripherals)		174,180	4,452,041
eBay, Inc. (Internet Software & Svs.)	(a)	70,000	3,905,300
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	87,300	4,385,952
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	51,260	4,209,471
Teradata Corp. (IT Svs.)	(a)	72,690	4,029,933
Broadcom Corp. Class A (Semiconductors & Equip.)		180,230	4,687,782
Microsoft Corp. (Software)		210,750	7,020,083
			46,596,899
MATERIALS - 2.1%
LyondellBasell Industries NV Class A (Chemicals)		60,900	4,459,707
UTILITIES - 1.2%
AES Corp. (Ind. Power Prod. & Energy Traders)		191,410	2,543,839
Total Common Stocks (Cost $159,949,962)			$208,745,219

Money Market Funds - 0.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,849,000	$1,849,000
Total Money Market Funds (Cost $1,849,000)			$1,849,000

Total Investments - 100.9% (Cost $161,798,962)	(b)		$210,594,219
Liabilities in Excess of Other Assets - (0.9)%			(1,852,260)
Net Assets - 100.0%			$208,741,959

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Money Market Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Commercial Paper - 65.2%		(b) Rate	Maturity	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 3.6%
Walt Disney Co. / The (Media)	(a)	0.060%	11/20/2013	$10,000,000	$9,999,167
CONSUMER STAPLES - 12.2%
Coca-Cola Co. / The (Beverages)	(a)	0.080%	10/09/2013	5,000,000	4,999,911
Coca-Cola Co. / The (Beverages)	(a)	0.040%	10/31/2013	5,000,000	4,999,833
Wal-Mart Stores, Inc. (Food & Staples Retailing)	(a)	0.050%	10/16/2013	12,000,000	11,999,750
Procter & Gamble Co. / The (Household Products)	(a)	0.100%	10/15/2013	7,000,000	6,999,728
Procter & Gamble Co. / The (Household Products)	(a)	0.070%	10/21/2013	5,000,000	4,999,805
					33,999,027
ENERGY - 8.6%
Chevron Corp. (Oil, Gas & Consumable Fuels)	(a)	0.050%	10/16/2013	12,000,000	11,999,750
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		0.040%	10/08/2013	12,000,000	11,999,907
					23,999,657
FINANCIALS - 20.8%
U.S. Bank (Commercial Banks)		0.050%	10/01/2013	12,000,000	12,000,000
American Honda Finance Corp. (Consumer Finance)		0.100%	10/04/2013	10,000,000	9,999,917
Toyota Motor Credit Corp. (Consumer Finance)		0.040%	10/22/2013	12,000,000	11,999,720
General Electric Capital Corp. (Diversified Financial Services)		0.040%	10/22/2013	12,000,000	11,999,720
Prudential Funding LLC (Insurance)		0.040%	10/01/2013	12,000,000	12,000,000
					57,999,357
HEALTH CARE - 11.4%
Johnson & Johnson (Pharmaceuticals)	(a)	0.030%	11/08/2013	10,000,000	9,999,683
Merck & Co., Inc. (Pharmaceuticals)	(a)	0.060%	10/21/2013	10,000,000	9,999,667
Pfizer, Inc. (Pharmaceuticals)	(a)	0.020%	10/04/2013	12,000,000	11,999,980
					31,999,330
INFORMATION TECHNOLOGY - 4.3%
International Business Machines Corp. (IT Services)	(a)	0.040%	10/02/2013	12,000,000	11,999,987
MATERIALS - 4.3%
E.I. du Pont de Nemours & Co. (Chemicals)	(a)	0.060%	10/01/2013	12,000,000	12,000,000
Total Commercial Paper (Cost $181,996,525)					$181,996,525

U.S. Government Agency Issues - 3.6%	Rate	Maturity	Face Amount	Amortized Cost
Federal Home Loan Bank	0.025%	11/27/2013	$10,000,000	$9,999,604
Total U.S. Government Agency Issues (Cost $9,999,604)				$9,999,604

U.S. Treasury Obligations - 3.6%	Rate	Maturity	Face Amount	Amortized Cost
U.S. Treasury Bill	0.035%	11/14/2013	$10,000,000	$9,999,572
Total U.S. Treasury Obligations (Cost $9,999,572)				$9,999,572

Money Market Funds - 10.7%		Shares	Value
Federated Prime Cash Obligations Fund - Institutional Class		10,000,000	$10,000,000
Fidelity Institutional Money Market Funds Money Market Portfolio - Class I		10,000,000	10,000,000
First American Prime Obligations Fund - Class Z		10,000,000	10,000,000
Total Money Market Funds (Cost $30,000,000)			$30,000,000

Total Investments - 83.1% (Cost $231,995,701)	(c)		$231,995,701
Other Assets in Excess of Liabilities - 16.9%			47,205,912
Net Assets - 100.0%			$279,201,613

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2013, the value of these securities totaled $111,997,261, or 40.1% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Rate represented is the effective yield at the time of purchase.

(c) Represents cost for federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of instruments in this Portfolio.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Corporate Bonds - 94.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 9.9%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$1,425,000	$1,295,299
Newell Rubbermaid, Inc. (Household Durables)		6.250%	04/15/2018	500,000	575,030
Mattel, Inc. (Leisure Equip. & Products)		3.150%	03/15/2023	625,000	596,018
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	709,477
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,049,144
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	263,857
News America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,329,940
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	1,000,000	1,088,541
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	425,000	311,781
Time Warner, Inc. (Media)		3.150%	07/15/2015	1,250,000	1,301,771
Walt Disney Co. / The (Media)		3.700%	12/01/2042	925,000	797,633
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	1,250,000	1,256,968
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	425,000	480,248
Target Corp. (Multiline Retail)		2.900%	01/15/2022	1,500,000	1,467,785
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	925,000	856,573
Lowe's Cos., Inc. (Specialty Retail)		3.800%	11/15/2021	1,000,000	1,027,633
					14,407,698
CONSUMER STAPLES - 8.4%
Anheuser-Busch Cos., LLC (Beverages)		5.500%	01/15/2018	750,000	863,555
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.000%	01/17/2043	750,000	678,188
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	487,000	557,460
Kroger Co. / The (Food & Staples Retailing)		2.200%	01/15/2017	1,500,000	1,528,190
Wal-Mart Stores, Inc. (Food & Staples Retailing)		1.500%	10/25/2015	1,250,000	1,273,638
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,667,526
Hillshire Brands Co. (Food Products)		2.750%	09/15/2015	1,250,000	1,289,784
Mondelez International, Inc. (Food Products)		6.125%	02/01/2018	1,500,000	1,736,364
Tyson Foods, Inc. (Food Products)	(b)	6.600%	04/01/2016	1,000,000	1,122,027
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	250,000	284,731
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,318,375
					12,319,838
ENERGY - 11.5%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	1,500,000	1,683,486
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	1,000,000	1,123,895
Apache Corp. (Oil, Gas & Consumable Fuels)		2.625%	01/15/2023	1,000,000	918,624
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,039,788
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3.250%	05/15/2022	500,000	479,698
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		2.950%	06/01/2015	1,250,000	1,298,566
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,007,267
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.250%	02/01/2021	1,000,000	1,054,234
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	1,250,000	1,197,995
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3.125%	02/15/2022	1,000,000	966,850
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		3.250%	02/01/2016	1,000,000	1,041,723
Phillips 66 (Oil, Gas & Consumable Fuels)		4.300%	04/01/2022	1,300,000	1,328,154
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	915,829
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.375%	03/25/2020	1,250,000	1,380,168
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,313,774
					16,750,051
FINANCIALS - 25.6%
Credit Suisse (Capital Markets)		3.500%	03/23/2015	1,250,000	1,302,569
Franklin Resources, Inc. (Capital Markets)		3.125%	05/20/2015	1,000,000	1,037,821
Goldman Sachs Group, Inc. / The (Capital Markets)		6.150%	04/01/2018	1,250,000	1,431,388
Janus Capital Group, Inc. (Capital Markets)	(b)	6.700%	06/15/2017	1,500,000	1,677,852
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,207,911
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,034,544
State Street Corp. (Capital Markets)		4.375%	03/07/2021	1,250,000	1,349,241
TD Ameritrade Holding Corp. (Capital Markets)		4.150%	12/01/2014	1,000,000	1,040,940
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	1,000,000	1,085,233
Comerica Bank (Commercial Banks)		5.750%	11/21/2016	1,500,000	1,697,301
Fifth Third Bancorp (Commercial Banks)		4.500%	06/01/2018	1,750,000	1,894,239
KeyCorp (Commercial Banks)		5.100%	03/24/2021	500,000	551,633
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	1,500,000	1,627,373
SunTrust Bank (Commercial Banks)		5.000%	09/01/2015	229,000	245,049
Wells Fargo & Co. (Commercial Banks)		4.600%	04/01/2021	1,250,000	1,359,990
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	750,000	852,972
Bank of America Corp. (Diversified Financial Svs.)		5.650%	05/01/2018	1,000,000	1,129,900
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.200%	02/11/2015	1,250,000	1,296,300
Citigroup, Inc. (Diversified Financial Svs.)		6.125%	05/15/2018	1,250,000	1,447,571
General Electric Capital Corp. (Diversified Financial Svs.)		5.625%	05/01/2018	1,000,000	1,148,840
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	1,500,000	1,615,010
National Rural Utilities Cooperative Finance Corp. (Diversified Financial Svs.)		1.900%	11/01/2015	1,000,000	1,027,311
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	525,322
Axis Capital Holdings Ltd. (Insurance)		5.750%	12/01/2014	1,000,000	1,055,333
Hartford Financial Services Group, Inc. (Insurance)		5.375%	03/15/2017	1,500,000	1,652,427
Loews Corp. (Insurance)		5.250%	03/15/2016	750,000	826,165
Prudential Financial, Inc. (Insurance)		6.100%	06/15/2017	1,500,000	1,722,294
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	849,513
Equity One, Inc. (Real Estate Investment Trusts)		6.250%	01/15/2017	1,250,000	1,395,994
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,326,218
HCP, Inc. (Real Estate Investment Trusts)		5.375%	02/01/2021	1,000,000	1,090,018
					37,504,272
HEALTH CARE - 5.8%
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,035,270
Celgene Corp. (Biotechnology)		2.450%	10/15/2015	1,250,000	1,287,779
Becton Dickinson and Co. (Health Care Equip. & Supplies)		5.000%	05/15/2019	500,000	568,487
Covidien International Finance SA (Health Care Equip. & Supplies)		2.800%	06/15/2015	1,250,000	1,291,136
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4.875%	11/15/2019	500,000	560,633
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	415,027
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.250%	11/20/2014	300,000	307,754
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	1,425,000	1,335,871
Merck Sharp & Dohme Corp. (Pharmaceuticals)		5.000%	06/30/2019	1,000,000	1,142,694
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Pharmaceuticals)		3.000%	06/15/2015	500,000	517,708
					8,462,359
INDUSTRIALS - 9.5%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	863,575
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,000,904
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,350,189
Republic Services, Inc. (Commercial Svs. & Supplies)		3.800%	05/15/2018	1,000,000	1,066,241
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	500,000	582,693
Emerson Electric Co. (Electrical Equip.)		4.250%	11/15/2020	1,250,000	1,331,531
Caterpillar, Inc. (Machinery)		5.700%	08/15/2016	1,000,000	1,129,721
Deere & Co. (Machinery)		4.375%	10/16/2019	1,250,000	1,398,401
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	509,473
CSX Corp. (Road & Rail)		5.600%	05/01/2017	1,500,000	1,677,827
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	579,544
Ryder System, Inc. (Road & Rail)		3.600%	03/01/2016	1,000,000	1,050,976
Union Pacific Corp. (Road & Rail)		4.000%	02/01/2021	1,250,000	1,327,683
					13,868,758
INFORMATION TECHNOLOGY - 1.0%
Cisco Systems, Inc. (Communications Equip.)		2.900%	11/17/2014	300,000	308,369
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	1,000,000	1,155,147
					1,463,516
MATERIALS - 4.3%
Eastman Chemical Co. (Chemicals)		3.600%	08/15/2022	1,000,000	974,964
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,000,888
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	1,250,000	1,152,120
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	1,425,000	1,248,799
Rio Tinto Finance U.S.A. Ltd. (Metals & Mining)		1.875%	11/02/2015	1,000,000	1,015,362
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	1,000,000	922,678
					6,314,811
TELECOMMUNICATION SERVICES - 3.3%
AT&T, Inc. (Diversified Telecom. Svs.)		3.875%	08/15/2021	1,000,000	1,014,767
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	500,000	469,942
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,330,894
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	336,880
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	1,000,000	1,063,801
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	647,612
					4,863,896
UTILITIES - 15.5%
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,074,203
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	1,500,000	1,698,758
Duke Energy Corp. (Electric Utilities)		3.350%	04/01/2015	1,250,000	1,297,910
Duke Energy Florida, Inc. (Electric Utilities)		4.550%	04/01/2020	500,000	549,859
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,678,739
Pepco Holdings, Inc. (Electric Utilities)		2.700%	10/01/2015	750,000	771,420
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	933,893
Tenaska Georgia Partners LP (Electric Utilities)		9.500%	02/01/2030	459,989	560,625
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,749,398
Virginia Electric and Power Co. (Electric Utilities)		5.400%	01/15/2016	1,500,000	1,652,160
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	500,000	462,693
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,102,140
AGL Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,139,808
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,289,981
Spectra Energy Capital LLC (Gas Utilities)		3.300%	03/15/2023	1,425,000	1,275,486
Energy Future Competitive Holdings Co. LLC (Ind. Power Prod. & Energy Traders)		7.480%	01/01/2017	306,964	290,058
Alliant Energy Corp. (Multi-Utilities)		4.000%	10/15/2014	1,000,000	1,033,505
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,172,021
LG&E and KU Energy LLC (Multi-Utilities)		4.375%	10/01/2021	1,000,000	1,038,148
NextEra Energy Capital Holdings, Inc. (Multi-Utilities)		2.600%	09/01/2015	1,250,000	1,287,864
Public Service Electric & Gas Co. (Multi-Utilities)		3.950%	05/01/2042	750,000	684,247
					22,742,916
Total Corporate Bonds (Cost $132,269,810)					$138,698,115

U.S. Treasury Obligations - 1.3%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.750%	05/15/2023	$2,000,000	$1,854,140
Total U.S. Treasury Obligations (Cost $1,845,138)				$1,854,140

Money Market Funds - 1.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,520,000	$2,520,000
Total Money Market Funds (Cost $2,520,000)			$2,520,000

Total Investments - 97.8% (Cost $136,634,948)	(c)		$143,072,255
Other Assets in Excess of Liabilities - 2.2%			3,162,620
Net Assets - 100.0%			$146,234,875

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2013, the value of these securities totaled $863,575, or 0.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) These securities are credit sensitive bonds. The coupon rates are variable rates subject to adjustment based on changes in national credit rating agency ratings.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 78.2%		Shares	Value
CONSUMER DISCRETIONARY - 12.6%
General Motors Co. (Automobiles)	(a)	12,800	$460,416
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		7,200	478,224
CBS Corp. Class B (Media)		9,820	541,671
Comcast Corp. Class A (Media)		11,300	510,195
Time Warner, Inc. (Media)		8,900	585,709
Walt Disney Co. / The (Media)		6,400	412,736
Nordstrom, Inc. (Multiline Retail)		5,900	331,580
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		9,000	560,790
PVH Corp. (Textiles, Apparel & Luxury Goods)		4,720	560,217
			4,441,538
CONSUMER STAPLES - 3.9%
Constellation Brands, Inc. Class A (Beverages)	(a)	9,700	556,780
ConAgra Foods, Inc. (Food Products)		17,450	529,433
Mondelez International, Inc. Class A (Food Products)		9,400	295,348
			1,381,561
ENERGY - 3.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		6,400	565,504
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		1,600	270,848
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,680	505,984
			1,342,336
FINANCIALS - 10.1%
Bank of America Corp. (Diversified Financial Svs.)		18,100	249,780
JPMorgan Chase & Co. (Diversified Financial Svs.)		10,900	563,421
American International Group, Inc. (Insurance)		11,000	534,930
Hartford Financial Services Group, Inc. (Insurance)		17,300	538,376
Lincoln National Corp. (Insurance)		12,100	508,079
MetLife, Inc. (Insurance)		13,503	633,966
Prudential Financial, Inc. (Insurance)		6,700	522,466
			3,551,018
HEALTH CARE - 9.2%
Celgene Corp. (Biotechnology)	(a)	3,820	588,012
Pharmacyclics, Inc. (Biotechnology)	(a)	1,100	152,262
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,100	538,322
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,300	488,395
Merck & Co., Inc. (Pharmaceuticals)		7,700	366,597
Mylan, Inc. (Pharmaceuticals)	(a)	14,200	542,014
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5,530	576,945
			3,252,547
INDUSTRIALS - 16.9%
Boeing Co. / The (Aerospace & Defense)		4,630	544,025
Precision Castparts Corp. (Aerospace & Defense)		2,450	556,738
FedEx Corp. (Air Freight & Logistics)		4,800	547,728
Delta Air Lines, Inc. (Airlines)		13,000	306,670
Tyco International Ltd. (Commercial Svs. & Supplies)		15,300	535,194
Eaton Corp PLC (Electrical Equip.)		9,950	684,958
Pentair Ltd. (Machinery)		8,500	551,990
Snap-On, Inc. (Machinery)		2,000	199,000
Stanley Black & Decker, Inc. (Machinery)		5,900	534,363
Terex Corp. (Machinery)	(a)	16,000	537,600
Xylem, Inc. (Machinery)		18,400	513,912
Hertz Global Holdings, Inc. (Road & Rail)	(a)	20,100	445,416
			5,957,594
INFORMATION TECHNOLOGY - 20.1%
Cisco Systems, Inc. (Communications Equip.)		14,500	339,590
Apple, Inc. (Computers & Peripherals)		2,000	953,500
Hewlett-Packard Co. (Computers & Peripherals)		21,200	444,776
eBay, Inc. (Internet Software & Svs.)	(a)	10,000	557,900
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	12,120	608,909
Google, Inc. Class A (Internet Software & Svs.)	(a)	600	525,546
International Business Machines Corp. (IT Svs.)		2,900	537,022
Mastercard, Inc. Class A (IT Svs.)		750	504,585
Altera Corp. (Semiconductors & Equip.)		11,000	408,760
Avago Technologies Ltd. (Semiconductors & Equip.)		12,800	551,936
Intel Corp. (Semiconductors & Equip.)		23,300	534,036
Adobe Systems, Inc. (Software)	(a)	10,900	566,146
Oracle Corp. (Software)		16,400	543,988
			7,076,694
MATERIALS - 1.6%
Monsanto Co. (Chemicals)		5,400	563,598
Total Common Stocks (Cost $24,268,989)			$27,566,886

Corporate Bonds - 18.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3.350%	11/01/2022	$75,000	$68,174
Mattel, Inc. (Leisure Equip. & Products)		3.150%	03/15/2023	75,000	71,522
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	87,606
Discovery Communications LLC (Media)		3.300%	05/15/2022	75,000	71,961
Time Warner Cable, Inc. (Media)		4.500%	09/15/2042	75,000	55,020
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	74,775
Walt Disney Co. / The (Media)		3.700%	12/01/2042	75,000	64,673
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	75,418
Macy's Retail Holdings, Inc. (Multiline Retail)		5.900%	12/01/2016	42,000	47,460
AutoZone, Inc. (Specialty Retail)		3.125%	07/15/2023	75,000	69,452
					686,061
CONSUMER STAPLES - 1.5%
Anheuser-Busch Cos. LLC (Beverages)		5.500%	01/15/2018	150,000	172,711
CVS Caremark Corp. (Food & Staples Retailing)		5.750%	06/01/2017	73,000	83,562
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	166,753
Procter & Gamble Co. / The (Household Products)		4.700%	02/15/2019	100,000	113,892
					536,918
ENERGY - 2.5%
Weatherford International Ltd. (Energy Equip. & Svs.)		6.000%	03/15/2018	150,000	168,349
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.950%	09/15/2016	100,000	112,389
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		5.500%	02/01/2017	100,000	109,852
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		5.000%	03/01/2015	75,000	79,339
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	75,545
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	178,752
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.000%	06/01/2022	75,000	71,880
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	69,146
					865,252
FINANCIALS - 4.4%
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	114,168
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	72,475
BB&T Corp. (Commercial Banks)		5.200%	12/23/2015	100,000	108,523
KeyBank NA (Commercial Banks)		5.700%	11/01/2017	150,000	168,826
PNC Funding Corp. (Commercial Banks)		5.250%	11/15/2015	75,000	81,369
Wells Fargo & Co. (Commercial Banks)		3.500%	03/08/2022	75,000	75,234
Discover Financial Services (Consumer Finance)		6.450%	06/12/2017	150,000	170,594
Bank of America Corp. (Diversified Financial Svs.)		5.750%	08/15/2016	75,000	82,882
Citigroup, Inc. (Diversified Financial Svs.)		5.850%	08/02/2016	75,000	83,628
General Electric Capital Corp. (Diversified Financial Svs.)		5.000%	01/08/2016	100,000	108,740
JPMorgan Chase & Co. (Diversified Financial Svs.)		5.150%	10/01/2015	100,000	107,667
Allstate Corp. / The (Insurance)		3.150%	06/15/2023	75,000	72,813
Boston Properties LP (Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	68,879
Federal Realty Investment Trust (Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	69,801
HCP, Inc. (Real Estate Investment Trusts)		6.000%	01/30/2017	150,000	168,844
					1,554,443
HEALTH CARE - 1.4%
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	73,240
WellPoint, Inc. (Health Care Providers & Svs.)		5.875%	06/15/2017	150,000	170,627
AbbVie, Inc. (Pharmaceuticals)		2.900%	11/06/2022	75,000	70,309
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	150,000	164,706
					478,882
INDUSTRIALS - 1.4%
Waste Management, Inc. (Commercial Svs. & Supplies)		6.100%	03/15/2018	75,000	87,404
CSX Corp. (Road & Rail)		5.600%	05/01/2017	150,000	167,783
ERAC U.S.A. Finance LLC (Road & Rail)	(b)	6.375%	10/15/2017	150,000	174,296
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	72,443
					501,926
INFORMATION TECHNOLOGY - 0.5%
Computer Sciences Corp. (IT Svs.)		6.500%	03/15/2018	150,000	173,272
MATERIALS - 0.8%
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	69,680
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		3.550%	03/01/2022	75,000	69,127
Newmont Mining Corp. (Metals & Mining)		3.500%	03/15/2022	75,000	65,726
Teck Resources Ltd. (Metals & Mining)		3.750%	02/01/2023	75,000	69,201
					273,734
TELECOMMUNICATION SERVICES - 0.9%
AT&T, Inc. (Diversified Telecom. Svs.)		3.000%	02/15/2022	75,000	70,491
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	59,449
America Movil SAB de CV (Wireless Telecom. Svs.)		5.750%	01/15/2015	100,000	106,380
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	69,387
					305,707
UTILITIES - 3.5%
Commonwealth Edison Co. (Electric Utilities)		5.950%	08/15/2016	75,000	84,938
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	167,874
Nevada Power Co. (Electric Utilities)		5.950%	03/15/2016	75,000	83,689
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	169,065
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	70,042
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	174,940
Westar Energy, Inc. (Electric Utilities)		4.125%	03/01/2042	75,000	69,404
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	75,000	77,399
Spectra Energy Capital, LLC (Gas Utilities)		3.300%	03/15/2023	75,000	67,131
Southern Power Co. (Ind. Power Prod. & Energy Traders)		4.875%	07/15/2015	100,000	107,023
American Water Capital Corp. (Water Utilities)		6.085%	10/15/2017	150,000	173,253
					1,244,758
Total Corporate Bonds (Cost $6,257,045)					$6,620,953

U.S. Treasury Obligations - 0.9%	Rate	Maturity	Face Amount	Value
United States Treasury Note	3.375%	11/15/2019	$200,000	$219,477
United States Treasury Note	1.625%	08/15/2022	100,000	93,211
Total U.S. Treasury Obligations (Cost $302,278)				$312,688

Money Market Funds - 2.0%		Shares	Value
Fidelity Institutional Money Market Funds		687,000	$687,000
Money Market Portfolio - Class I
Total Money Market Funds (Cost $687,000)			$687,000

Total Investments - 99.9% (Cost $31,515,312)	(c)		$35,187,527
Other Assets in Excess of Liabilities - 0.1%			27,917
Net Assets - 100.0%			$35,215,444

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30, 2013, the value of these securities totaled $174,296, or 0.5% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 101.4%		Shares	Value
Japan - 30.2%
Aisin Seiki Co. Ltd.	(b)	93,300	$3,999,873
Ajinomoto Co., Inc.	(b)	60,000	789,430
Asahi Kasei Corp.	(b)	384,000	2,900,159
Astellas Pharma, Inc.	(b)	14,000	715,119
Chugai Pharmaceutical Co. Ltd.	(b)	35,000	719,745
Daiwa House Industry Co. Ltd.	(b)	25,000	472,273
Disco Corp.	(b)	23,500	1,349,970
Fuji Heavy Industries Ltd.	(b)	79,000	2,201,384
Hitachi Ltd.	(b)	220,000	1,457,773
Honda Motor Co. Ltd.	(b)	64,400	2,461,547
Japan Tobacco, Inc.	(b)	99,900	3,601,369
Kaneka Corp.	(b)	240,000	1,570,066
Kubota Corp.	(b)	285,000	4,142,206
Kuraray Co. Ltd.	(b)	109,600	1,317,332
LIXIL Group Corp.	(b)	23,000	474,143
Mitsubishi Chemical Holdings Corp.	(b)	186,500	873,896
Mitsui & Co. Ltd.	(b)	167,000	2,435,183
Murata Manufacturing Co. Ltd.	(b)	44,700	3,424,204
Nippon Express Co. Ltd.	(b)	216,000	1,085,374
Nomura Holdings, Inc.	(b)	160,000	1,251,475
NTT Data Corp.	(b)	17,000	575,346
ORIX Corp.	(b)	124,000	2,027,143
Sekisui House Ltd.	(b)	196,000	2,643,939
Shionogi & Co. Ltd.	(b)	101,600	2,138,810
Shiseido Co. Ltd.	(b)	122,300	2,202,798
Tokio Marine Holdings, Inc.	(b)	27,300	895,031
TOTO Ltd.	(b)	390,408	5,476,571
United Arrows Ltd.	(b)	68,300	2,876,939
			56,079,098
Germany - 19.4%
Allianz SE	(b)	24,010	3,777,455
BASF SE	(b)	34,600	3,318,154
Bayer AG	(b)	12,400	1,462,342
Bayerische Motoren Werke AG	(b)	34,300	3,688,764
Continental AG	(b)	6,718	1,138,873
Daimler AG	(b)	75,000	5,847,746
Deutsche Post AG	(b)	77,600	2,573,839
Deutsche Wohnen AG	(b)	39,250	702,373
Gerresheimer AG	(b)	22,400	1,341,059
HeidelbergCement AG	(b)	22,400	1,730,850
Muenchener Rueckversicherungs AG	(b)	14,110	2,758,248
Rheinmetall AG	(b)	32,300	1,851,810
Siemens AG	(b)	48,314	5,826,583
			36,018,096
South Korea - 13.0%
Amorepacific Corp.	(c)	1,000	842,115
Binggrae Co. Ltd.	(b)	8,600	770,867
Cheil Worldwide, Inc.	(a)(b)	41,500	957,253
Coway Co. Ltd.	(b)	16,973	941,179
Hyundai Motor Co.	(b)	16,800	3,919,659
Kia Motors Corp.	(b)	48,600	2,950,332
Korea Electric Power Corp.	(a)(b)	31,800	889,882
LG Display Co. Ltd.	(a)(b)	42,500	1,023,340
Samsung Electronics Co. Ltd.	(b)	4,393	5,587,867
Samsung Heavy Industries Co. Ltd.	(b)	61,500	2,459,267
Samsung SDI Co. Ltd.	(b)	15,900	2,770,827
SK Innovation Co. Ltd.	(b)	6,900	937,738
			24,050,326
Norway - 9.8%
DNB ASA	(b)	223,885	3,399,878
DNO International ASA	(a)(b)	220,000	488,456
Fred Olsen Energy ASA	(b)	49,966	2,218,217
Norwegian Air Shuttle AS	(a)(b)	33,397	1,206,329
Statoil ASA	(b)	217,600	4,942,391
Telenor ASA	(b)	51,000	1,165,525
TGS Nopec Geophysical Co. ASA	(b)	46,100	1,357,097
Yara International ASA	(b)	84,500	3,489,134
			18,267,027
Denmark - 7.7%
AP Moeller - Maersk A/S	(b)	136	1,247,552
Carlsberg A/S	(b)	18,200	1,875,744
Chr Hansen Holding A/S	(b)	45,200	1,601,683
Danske Bank A/S	(a)(b)	104,300	2,249,210
DSV A/S	(b)	70,500	2,000,538
Jyske Bank A/S	(a)(b)	19,732	981,185
Novo Nordisk A/S - ADR		21,300	3,604,386
Sydbank A/S	(a)(b)	30,000	783,212
			14,343,510
Brazil - 7.5%
Arezzo Industria e Comercio SA		45,000	795,718
Banco do Brasil SA		119,600	1,394,965
BB Seguridade Participacoes SA		145,333	1,430,182
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		46,700	2,149,134
Cia de Bebidas das Americas - ADR		53,900	2,067,065
Cielo SA		68,280	1,846,638
Itau Unibanco Holding SA - ADR		118,190	1,668,843
Porto Seguro SA		51,500	650,634
Tim Participacoes SA - ADR		42,600	1,004,082
Tractebel Energia SA		60,000	991,653
			13,998,914
China - 5.1%
Air China Ltd.	(b)	1,978,000	1,337,975
CNOOC Ltd. - ADR		10,300	2,078,540
Ctrip.com International Ltd. - ADR	(a)	53,000	3,096,790
Great Wall Motor Co. Ltd.	(b)	260,000	1,410,719
Tencent Holdings Ltd.	(b)	30,600	1,609,210
			9,533,234
Turkey - 2.3%
BIM Birlesik Magazalar AS	(b)	34,800	716,525
Tofas Turk Otomobil Fabrikasi AS	(b)	70,000	426,508
Trakya Cam Sanayii AS	(b)	468,192	556,800
Turkiye Halk Bankasi AS	(b)	171,000	1,252,431
Turkiye Vakiflar Bankasi Tao	(b)	560,000	1,277,591
			4,229,855
United Kingdom - 1.8%
Burberry Group PLC	(b)	54,127	1,432,265
Subsea 7 SA	(b)	91,530	1,903,345
			3,335,610
Bermuda - 1.5%
Seadrill Ltd.	(b)	62,966	2,828,003
Italy - 1.2%
Prada SpA	(b)	243,000	2,295,948
Hong Kong - 1.0%
China Overseas Land & Investment Ltd.	(b)	632,000	1,873,257
Sweden - 0.9%
Nordea Bank AB	(b)	138,300	1,668,878
Total Common Stocks (Cost $146,213,271)			$188,521,756

U.S. Treasury Obligations - 0.6%		Face Amount	Value
U.S. Treasury Bill
0.000% Coupon, 12/12/2013	(d)	$335,000	$334,987
U.S. Treasury Bill
0.000% Coupon, 12/19/2013		725,000	724,992
Total U.S. Treasury Obligations (Cost $1,059,974)			$1,059,979

Money Market Funds - 0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		827,307	$827,307
Total Money Market Funds (Cost $827,307)			$827,307

Total Investments - 102.5% (Cost $148,100,552)	(e)		$190,409,042
Liabilities in Excess of Other Assets - (2.5)%			(4,665,713)
Net Assets - 100.0%			$185,743,329

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $164,901,011, or 88.8% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $842,115, or 0.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Security is fully or partially pledged as collateral for the Portfolio's futures contracts outstanding at September 30, 2013. See also Note 6 of the Notes to Schedules of Investments.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	23.2%
Industrials	17.6%
Financials	16.4%
Information Technology	10.6%
Materials	9.0%
Energy	9.0%
Consumer Staples	8.1%
Health Care	5.4%
Telecommunication Services	1.1%
Utilities	1.0%
101.4%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 96.3%		Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Lear Corp. (Auto Components)		30,962	$2,215,950
Toyota Motor Corp. - ADR (Automobiles)		18,771	2,403,251
Accor SA (Hotels, Restaurants & Leisure)	(b)	35,727	1,484,641
Carnival Corp. (Hotels, Restaurants & Leisure)		36,657	1,196,485
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	44,263	1,901,538
International Game Technology (Hotels, Restaurants & Leisure)		131,211	2,483,824
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	107,902	2,702,945
Wendy's Co. / The (Hotels, Restaurants & Leisure)		338,557	2,870,963
Comcast Corp. Class A (Media)		32,779	1,421,625
Live Nation Entertainment, Inc. (Media)	(a)	124,056	2,301,239
Thomson Reuters Corp. (Media)		40,553	1,419,761
Twenty-First Century Fox, Inc. (Media)		34,981	1,171,864
Viacom, Inc. Class B (Media)		9,664	807,717
GameStop Corp. Class A (Specialty Retail)		39,762	1,974,183
			26,355,986
CONSUMER STAPLES - 6.2%
CVS Caremark Corp. (Food & Staples Retailing)		26,352	1,495,476
Wal-Mart Stores, Inc. (Food & Staples Retailing)		25,693	1,900,254
Bunge Ltd. (Food Products)		17,038	1,293,355
Mondelez International, Inc. Class A (Food Products)		72,302	2,271,729
Tyson Foods, Inc. Class A (Food Products)		41,346	1,169,265
			8,130,079
ENERGY - 11.7%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	39,949	2,331,823
Schlumberger Ltd. (Energy Equip. & Svs.)		32,430	2,865,515
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	71,579	1,792,338
Cobalt International Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	46,872	1,165,238
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		73,793	2,483,134
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		11,411	1,931,654
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	53,281	1,458,301
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	34,285	1,247,288
			15,275,291
FINANCIALS - 13.0%
Charles Schwab Corp. / The (Capital Markets)		73,701	1,558,039
Evercore Partners, Inc. Class A (Capital Markets)		21,722	1,069,374
Goldman Sachs Group, Inc. / The (Capital Markets)		9,821	1,553,780
PNC Financial Services Group, Inc. / The (Commercial Banks)		34,229	2,479,891
Wells Fargo & Co. (Commercial Banks)		51,629	2,133,310
ING U.S., Inc. (Diversified Financial Svs.)		58,590	1,711,414
JPMorgan Chase & Co. (Diversified Financial Svs.)		41,104	2,124,666
MetLife, Inc. (Insurance)		59,416	2,789,581
Symetra Financial Corp. (Insurance)		91,572	1,631,813
			17,051,868
HEALTH CARE - 11.4%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	82,830	523,486
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	88,447	1,826,431
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	30,088	1,858,837
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		29,201	2,189,783
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	59,332	882,267
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		33,897	1,737,221
Impax Laboratories, Inc. (Pharmaceuticals)	(a)	37,545	770,048
Merck & Co., Inc. (Pharmaceuticals)		49,314	2,347,840
Pfizer, Inc. (Pharmaceuticals)		97,863	2,809,647
			14,945,560
INDUSTRIALS - 9.3%
Boeing Co. / The (Aerospace & Defense)		18,562	2,181,035
United Technologies Corp. (Aerospace & Defense)		21,346	2,301,526
FedEx Corp. (Air Freight & Logistics)		15,593	1,779,317
Delta Air Lines, Inc. (Airlines)		47,555	1,121,822
Brink's Co. / The (Commercial Svs. & Supplies)		53,199	1,505,532
Dover Corp. (Machinery)		12,712	1,141,919
Terex Corp. (Machinery)	(a)	31,341	1,053,058
Kirby Corp. (Marine)	(a)	12,466	1,078,932
			12,163,141
INFORMATION TECHNOLOGY - 17.5%
Brocade Communications Systems, Inc. (Communications Equip.)	(a)	253,308	2,039,129
Juniper Networks, Inc. (Communications Equip.)	(a)	78,895	1,566,855
Apple, Inc. (Computers & Peripherals)		5,199	2,478,623
Diebold, Inc. (Computers & Peripherals)		54,352	1,595,775
Google, Inc. Class A (Internet Software & Svs.)	(a)	1,969	1,724,667
Teradata Corp. (IT Svs.)	(a)	22,044	1,222,119
Altera Corp. (Semiconductors & Equip.)		45,470	1,689,665
International Rectifier Corp. (Semiconductors & Equip.)	(a)	69,330	1,717,304
Xilinx, Inc. (Semiconductors & Equip.)		39,160	1,835,038
Activision Blizzard, Inc. (Software)		83,695	1,395,196
Cadence Design Systems, Inc. (Software)	(a)	142,026	1,917,351
Fortinet, Inc. (Software)	(a)	63,107	1,278,548
Microsoft Corp. (Software)		60,742	2,023,316
Silver Spring Networks, Inc. (Software)	(a)	25,784	446,837
			22,930,423
MATERIALS - 3.8%
Monsanto Co. (Chemicals)		18,574	1,938,568
PPG Industries, Inc. (Chemicals)		8,447	1,411,156
Constellium NV Class A (Metals & Mining)	(a)	81,626	1,583,544
			4,933,268
TELECOMMUNICATION SERVICES - 1.7%
Vivendi SA (Diversified Telecom. Svs.)	(b)	97,550	2,243,969
UTILITIES - 1.6%
Calpine Corp. (Ind. Power Prod. & Energy Traders)	(a)	106,694	2,073,064
Total Common Stocks (Cost $97,082,776)			$126,102,649

Money Market Funds - 4.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,679,000	$5,679,000
Total Money Market Funds (Cost $5,679,000)			$5,679,000

Total Investments - 100.6% (Cost $102,761,776)	(c)		$131,781,649
Liabilities in Excess of Other Assets - (0.6)%			(847,348)
Net Assets - 100.0%			$130,934,301

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,728,610, or 2.8% of the Portfolio's net assets. Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Millennium Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 97.4%		Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Drew Industries, Inc. (Auto Components)		9,600	$437,184
Gentherm, Inc. (Auto Components)	(a)	29,400	560,952
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	13,400	480,122
Carriage Services, Inc. (Diversified Consumer Svs.)		36,800	713,920
Blue Nile, Inc. (Internet & Catalog Retail)	(a)	13,400	548,462
Tuesday Morning Corp. (Multiline Retail)	(a)	112,000	1,710,240
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	10,900	579,880
Tile Shop Holdings, Inc. (Specialty Retail)	(a)	15,000	442,350
Tractor Supply Co. (Specialty Retail)		7,000	470,190
Zale Corp. (Specialty Retail)	(a)	34,200	519,840
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	41,600	1,045,408
			7,508,548
CONSUMER STAPLES - 4.8%
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	13,400	531,980
PriceSmart, Inc. (Food & Staples Retailing)		4,800	457,152
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	6,200	416,764
WhiteWave Foods Co. Class A (Food Products)	(a)	30,100	601,097
			2,006,993
ENERGY - 3.8%
C&J Energy Services, Inc. (Energy Equip. & Svs.)	(a)	18,100	363,448
Bonanza Creek Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	12,400	598,424
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	12,500	614,125
			1,575,997
FINANCIALS - 6.2%
First Financial Holdings, Inc. (Commercial Banks)		11,300	623,308
Home BancShares, Inc. (Commercial Banks)		17,300	525,401
Renasant Corp. (Commercial Banks)		15,900	432,003
Encore Capital Group, Inc. (Consumer Finance)	(a)	10,200	467,772
Marlin Business Services Corp. (Diversified Financial Svs.)		21,100	526,656
			2,575,140
HEALTH CARE - 22.1%
Aegerion Pharmaceuticals, Inc. (Biotechnology)	(a)	5,000	428,550
Alkermes PLC (Biotechnology)	(a)	17,300	581,626
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	6,600	422,466
Clovis Oncology, Inc. (Biotechnology)	(a)	1,400	85,092
Dyax Corp. (Biotechnology)	(a)	37,600	257,936
Gentium SpA - ADR (Biotechnology)	(a)	20,500	556,165
Insmed, Inc. (Biotechnology)	(a)	25,400	396,494
TG Therapeutics, Inc. (Biotechnology)	(a)	36,200	184,258
ArthroCare Corp. (Health Care Equip. & Supplies)	(a)	14,600	519,468
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	7,800	395,772
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	30,100	485,513
Globus Medical, Inc. (Health Care Equip. & Supplies)	(a)	23,900	417,294
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	50,500	837,290
Spectranetics Corp. (Health Care Equip. & Supplies)	(a)	26,600	446,348
TearLab Corp. (Health Care Equip. & Supplies)	(a)	48,300	534,198
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	13,600	536,248
HealthStream, Inc. (Health Care Technology)	(a)	12,200	462,136
Omnicell, Inc. (Health Care Technology)	(a)	17,300	409,664
ICON PLC (Life Sciences Tools & Svs.)	(a)	11,000	450,230
AcelRx Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	40,200	432,954
Akorn, Inc. (Pharmaceuticals)	(a)	18,600	366,048
			9,205,750
INDUSTRIALS - 13.6%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	26,200	828,444
HEICO Corp. (Aerospace & Defense)		10,700	724,818
Moog, Inc. Class A (Aerospace & Defense)	(a)	8,800	516,296
Orbital Sciences Corp. (Aerospace & Defense)	(a)	23,600	499,848
Generac Holdings, Inc. (Electrical Equip.)		10,200	434,928
PowerSecure International, Inc. (Electrical Equip.)	(a)	28,800	462,240
Chart Industries, Inc. (Machinery)	(a)	3,500	430,640
Mueller Industries, Inc. (Machinery)		6,800	378,556
Trimas Corp. (Machinery)	(a)	12,200	455,060
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	9,200	423,108
Watsco, Inc. (Trading Companies & Distributors)		5,400	509,058
			5,662,996
INFORMATION TECHNOLOGY - 25.2%
Calix, Inc. (Communications Equip.)	(a)	45,700	581,761
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	10,100	519,544
CoStar Group, Inc. (Internet Software & Svs.)	(a)	3,800	638,020
Demandware, Inc. (Internet Software & Svs.)	(a)	12,900	597,657
Responsys, Inc. (Internet Software & Svs.)	(a)	30,200	498,300
SPS Commerce, Inc. (Internet Software & Svs.)	(a)	8,800	588,896
Zix Corp. (Internet Software & Svs.)	(a)	114,700	560,883
Cardtronics, Inc. (IT Svs.)	(a)	13,100	486,010
EPAM Systems, Inc. (IT Svs.)	(a)	16,600	572,700
MAXIMUS, Inc. (IT Svs.)		12,000	540,480
Aspen Technology, Inc. (Software)	(a)	13,400	462,970
CommVault Systems, Inc. (Software)	(a)	6,300	553,329
Concur Technologies, Inc. (Software)	(a)	3,900	430,950
FleetMatics Group PLC (Software)	(a)	9,700	364,235
Guidewire Software, Inc. (Software)	(a)	9,400	442,834
NetSuite, Inc. (Software)	(a)	4,700	507,318
PTC, Inc. (Software)	(a)	17,700	503,211
Qlik Technologies, Inc. (Software)	(a)	16,200	554,688
Tyler Technologies, Inc. (Software)	(a)	5,300	463,591
Ultimate Software Group, Inc. / The (Software)	(a)	4,300	633,820
			10,501,197
MATERIALS - 3.6%
PolyOne Corp. (Chemicals)		17,300	531,283
Caesarstone Sdot-Yam Ltd. (Construction Materials)	(a)	9,800	447,664
Graphic Packaging Holding Co. (Containers & Packaging)	(a)	58,300	499,048
			1,477,995
Total Common Stocks (Cost $34,540,078)			$40,514,616

Money Market Funds - 2.2%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		912,000	$912,000
Total Money Market Funds (Cost $912,000)			$912,000

Total Investments - 99.6% (Cost $35,452,078)	(b)		$41,426,616
Other Assets in Excess of Liabilities - 0.4%			158,763
Net Assets - 100.0%			$41,585,379

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 94.1%		Shares	Value
United Kingdom - 23.9%
Aberdeen Asset Management PLC	(b)	105,374	$645,352
Aggreko PLC	(b)	12,792	331,953
AMEC PLC	(b)	20,951	363,989
Ashtead Group PLC	(b)	131,834	1,312,085
ASOS PLC	(a)(b)	16,644	1,385,461
Babcock International Group PLC	(b)	22,000	425,699
Burberry Group PLC	(b)	37,629	995,709
Croda International PLC	(b)	22,054	946,955
Delphi Automotive PLC		11,355	663,359
Essentra PLC	(b)	77,000	933,571
Howden Joinery Group PLC	(b)	120,000	566,459
InterContinental Hotels Group PLC	(b)	40,245	1,174,805
Intertek Group PLC	(b)	6,000	321,317
John Wood Group PLC	(b)	88,702	1,150,536
Jupiter Fund Management PLC	(b)	165,000	978,568
Rightmove PLC	(b)	32,807	1,257,685
Schroders PLC	(b)	20,000	833,841
Soco International PLC	(b)	139,373	885,928
Soco International PLC - B Shares	(a)(d)	139,373	90,252
Subsea 7 SA	(b)	23,000	478,280
Telecity Group PLC	(b)	80,738	1,084,604
Vectura Group PLC	(a)(c)	74,000	133,276
			16,959,684
Japan - 20.6%
Aisin Seiki Co. Ltd.	(b)	17,400	745,957
Avex Group Holdings, Inc.	(b)	18,100	527,800
Daifuku Co. Ltd.	(b)	75,000	814,745
Don Quijote Co. Ltd.	(b)	12,900	808,570
Ebara Corp.	(b)	84,000	472,285
Fuji Heavy Industries Ltd.	(b)	23,000	640,909
Japan Exchange Group, Inc.	(b)	17,000	378,007
JGC Corp.	(b)	18,000	651,686
JSR Corp.	(b)	22,000	409,327
Kakaku.com, Inc.	(b)	53,000	1,239,018
Livesense, Inc.	(a)(b)	8,600	452,162
LIXIL Group Corp.	(b)	33,000	680,292
Matsui Securities Co. Ltd.	(b)	33,000	366,203
MISUMI Group, Inc.	(b)	21,000	610,503
NGK Spark Plug Co. Ltd.	(b)	21,000	466,074
Nihon Kohden Corp.	(b)	19,000	778,913
NSK Ltd.	(b)	59,000	605,210
Park24 Co. Ltd.	(b)	34,800	619,256
Shionogi & Co. Ltd.	(b)	46,400	976,779
Ship Healthcare Holdings, Inc.	(b)	28,000	1,092,177
United Arrows Ltd.	(b)	16,800	707,651
Yaskawa Electric Corp.	(b)	41,000	579,205
			14,622,729
France - 9.5%
Accor SA	(b)	16,283	676,642
Bureau Veritas SA	(b)	31,748	1,002,123
Edenred	(b)	15,965	518,680
JCDecaux SA	(b)	14,436	531,351
Publicis Groupe SA	(b)	17,453	1,388,354
Technip SA	(b)	9,173	1,076,932
Teleperformance	(b)	11,500	556,037
Zodiac Aerospace	(b)	6,162	980,909
			6,731,028
Hong Kong - 5.4%
Brilliance China Automotive Holdings Ltd.	(a)(b)	510,000	768,157
China Everbright International Ltd.	(b)	1,143,000	1,011,292
Haier Electronics Group Co. Ltd.	(b)	300,000	584,928
Shun Tak Holdings Ltd.	(b)	1,700,000	956,382
Techtronic Industries Co.	(b)	189,000	492,690
			3,813,449
Germany - 5.4%
GEA Group AG	(b)	9,022	370,798
Gerresheimer AG	(b)	14,393	861,690
HeidelbergCement AG	(b)	8,249	637,401
SAF-Holland SA	(a)(b)	58,032	711,030
Wirecard AG	(b)	35,587	1,217,177
			3,798,096
Italy - 3.9%
Azimut Holding SpA	(b)	57,066	1,305,175
Yoox SpA	(a)(b)	43,200	1,483,064
			2,788,239
Thailand - 3.1%
Amata Corp. PCL	(b)	835,100	467,205
Bangkok Dusit Medical Services PCL	(b)	208,600	841,895
Minor International PCL	(b)	860,000	666,155
Sansiri PCL	(b)	3,000,000	219,581
			2,194,836
Switzerland - 3.0%
Adecco SA	(b)	12,424	886,278
GAM Holding AG	(b)	32,000	578,631
Partners Group Holding AG	(b)	2,700	662,730
			2,127,639
Canada - 2.4%
Dollarama, Inc.		16,444	1,336,369
Norbord, Inc.		12,400	361,509
			1,697,878
Singapore - 2.3%
City Developments Ltd.	(b)	76,000	622,940
Ezion Holdings Ltd.	(b)	569,000	998,911
			1,621,851
Denmark - 2.2%
Pandora A/S	(b)	20,700	854,792
Rockwool International A/S	(b)	4,400	711,636
			1,566,428
Bermuda - 1.6%
Signet Jewelers Ltd.		15,500	1,110,575
United States - 1.5%
Catamaran Corp.	(a)	7,800	358,410
Invesco Ltd.		22,533	718,803
			1,077,213
Panama - 1.5%
Copa Holdings SA		7,700	1,067,759
Brazil - 1.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR		18,899	869,732
Israel - 1.2%
NICE Systems Ltd. - ADR		19,600	810,852
South Korea - 1.0%
Hotel Shilla Co. Ltd.	(b)	11,960	717,757
Luxembourg - 0.9%
Eurofins Scientific	(b)	2,587	651,938
Netherlands - 0.9%
Koninklijke DSM NV	(b)	8,500	641,211
Ireland - 0.7%
Grafton Group PLC	(b)	55,000	519,316
Mexico - 0.7%
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,500	489,870
Norway - 0.7%
Fred Olsen Energy ASA	(b)	10,836	481,059
Cayman Islands - 0.5%
Fabrinet	(a)	19,627	330,519
Total Common Stocks (Cost $47,270,439)			$66,689,658

Exchange Traded Funds - 1.4%	Shares	Value
iShares MSCI Japan ETF	82,000	$976,620
Total Exchange Traded Funds (Cost $896,662)		$976,620

Money Market Funds - 3.0%		Shares	Value
State Street Institutional Liquid Reserves Fund
Institutional Class		2,090,145	$2,090,145
Total Money Market Funds (Cost $2,090,145)			$2,090,145

Total Investments - 98.5% (Cost $50,257,246)	(e)		$69,756,423
Other Assets in Excess of Liabilities - 1.5%			1,090,852
Net Assets - 100.0%			$70,847,275

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $58,348,373, or 82.4% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $133,276, or 0.2% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) A market quotation for this investment was not readily available at September 30, 2013. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. This security represents $90,252, or 0.1% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common stocks): (Percent of net assets)
Consumer Discretionary	30.0%
Industrials	22.5%
Financials	11.0%
Information Technology	8.1%
Health Care	8.0%
Energy	7.8%
Materials	5.5%
Consumer Staples	1.2%
94.1%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 98.2%		Shares	Value
CONSUMER DISCRETIONARY - 24.8%
Delphi Automotive PLC (Auto Components)		12,537	$732,412
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	53,230	1,088,021
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	2,396	749,086
priceline.com, Inc. (Internet & Catalog Retail)	(a)	817	825,946
Twenty-First Century Fox, Inc. (Media)		56,782	1,902,197
L Brands, Inc. (Specialty Retail)		18,819	1,149,841
TJX Cos., Inc. (Specialty Retail)		16,497	930,266
Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	(b)	10,856	1,087,726
Prada SpA (Textiles, Apparel & Luxury Goods)	(b)	36,900	358,421
			8,823,916
CONSUMER STAPLES - 5.6%
Davide Campari-Milano SpA (Beverages)	(b)	128,976	1,119,783
Monster Beverage Corp. (Beverages)	(a)	9,757	509,803
Pernod-Ricard SA (Beverages)	(b)	2,898	359,861
			1,989,447
FINANCIALS - 6.5%
PacWest Bancorp (Commercial Banks)		21,066	723,828
U.S. Bancorp (Commercial Banks)		28,399	1,038,835
AIA Group Ltd. (Insurance)	(b)	118,000	555,257
			2,317,920
HEALTH CARE - 26.8%
Celgene Corp. (Biotechnology)	(a)	12,980	1,998,011
Gilead Sciences, Inc. (Biotechnology)	(a)	13,429	843,878
Medivation, Inc. (Biotechnology)	(a)	20,347	1,219,599
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	937	352,565
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	11,448	651,391
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	29,028	1,793,350
athenahealth, Inc. (Health Care Technology)	(a)	6,266	680,237
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7,761	809,705
Zoetis, Inc. (Pharmaceuticals)		38,476	1,197,373
			9,546,109
INDUSTRIALS - 4.9%
Precision Castparts Corp. (Aerospace & Defense)		1,219	277,006
Cummins, Inc. (Machinery)		2,679	355,959
Canadian Pacific Railway Ltd. (Road & Rail)		9,212	1,135,840
			1,768,805
INFORMATION TECHNOLOGY - 23.1%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		4,853	375,525
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		16,417	850,072
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)	(a)	31,568	937,885
CoStar Group, Inc. (Internet Software & Svs.)	(a)	4,421	742,286
eBay, Inc. (Internet Software & Svs.)	(a)	19,174	1,069,718
Google, Inc. Class A (Internet Software & Svs.)	(a)	2,228	1,951,528
LinkedIn Corp. (Internet Software & Svs.)	(a)	1,057	260,085
Youku Tudou, Inc. - ADR (Internet Software & Svs.)	(a)	7,056	193,334
Mastercard, Inc. Class A (IT Svs.)		1,193	802,627
Teradata Corp. (IT Svs.)	(a)	9,252	512,931
VMware, Inc. Class A (Software)	(a)	6,649	537,904
			8,233,895
MATERIALS - 3.0%
Monsanto Co. (Chemicals)		10,141	1,058,416
TELECOMMUNICATION SERVICES - 3.5%
Iliad SA (Diversified Telecom. Svs.)	(c)	2,310	539,077
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	9,687	707,442
			1,246,519
Total Common Stocks (Cost $25,625,443)			$34,985,027

Money Market Funds - 1.9%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		668,000	$668,000
Total Money Market Funds (Cost $668,000)			$668,000

Total Investments - 100.1% (Cost $26,293,443)	(d)		$35,653,027
Liabilities in Excess of Other Assets - (0.1)%			(36,869)
Net Assets - 100.0%			$35,616,158

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

 Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,481,048, or 9.8% of the Portfolio's net assets.

(c) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $539,077, or 1.5% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 91.5%		Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Ascent Capital Group, Inc. Class A (Diversified Consumer Svs.)	(a)	4,196	$338,282
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	892	368,102
Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure)	(a)	9,549	179,617
SodaStream International Ltd. (Household Durables)	(a)	9,749	608,240
Arctic Cat, Inc. (Leisure Equip. & Products)		10,049	573,295
National CineMedia, Inc. (Media)		40,758	768,696
Gordmans Stores, Inc. (Multiline Retail)		20,590	231,637
Hibbett Sports, Inc. (Specialty Retail)	(a)	15,259	856,793
Monro Muffler Brake, Inc. (Specialty Retail)		11,487	534,031
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	488	58,296
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		16,654	1,263,872
Quiksilver, Inc. (Textiles, Apparel & Luxury Goods)	(a)	34,256	240,820
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		21,951	1,278,207
			7,299,888
CONSUMER STAPLES - 1.7%
Casey's General Stores, Inc. (Food & Staples Retailing)		6,597	484,879
WhiteWave Foods Co. Class A (Food Products)	(a)	4,381	87,489
Prestige Brands Holdings, Inc. (Personal Products)	(a)	14,068	423,728
			996,096
ENERGY - 6.2%
Dresser-Rand Group, Inc. (Energy Equip. & Svs.)	(a)	19,080	1,190,592
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	6,840	784,890
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)		15,044	747,085
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)	(a)	9,731	299,326
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,606	336,054
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		5,621	209,720
			3,567,667
FINANCIALS - 6.2%
Artisan Partners Asset Management, Inc. (Capital Markets)		4,270	223,577
Financial Engines, Inc. (Capital Markets)		5,438	323,235
LPL Financial Holdings, Inc. (Capital Markets)		15,617	598,287
WisdomTree Investments, Inc. (Capital Markets)	(a)	46,502	539,888
Bank of the Ozarks, Inc. (Commercial Banks)		6,599	316,686
MarketAxess Holdings, Inc. (Diversified Financial Svs.)		6,831	410,133
MSCI, Inc. (Diversified Financial Svs.)	(a)	12,411	499,667
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		2,968	259,106
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	19,180	376,312
			3,546,891
HEALTH CARE - 14.8%
Achillion Pharmaceuticals, Inc. (Biotechnology)	(a)	30,653	92,572
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	7,877	144,937
Exact Sciences Corp. (Biotechnology)	(a)	17,336	204,738
Foundation Medicine, Inc. (Biotechnology)	(a)	2,657	105,323
Incyte Corp Ltd. (Biotechnology)	(a)	11,094	423,236
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	23,645	280,193
Medivation, Inc. (Biotechnology)	(a)	6,461	387,272
NPS Pharmaceuticals, Inc. (Biotechnology)	(a)	13,570	431,662
Swedish Orphan Biovitrum AB (Biotechnology)	(a)(b)	17,778	177,065
Synageva BioPharma Corp. (Biotechnology)	(a)	7,666	485,334
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	41,858	675,170
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	2,914	213,334
Masimo Corp. (Health Care Equip. & Supplies)		26,723	711,901
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	35,452	587,794
Quidel Corp. (Health Care Equip. & Supplies)	(a)	26,865	762,966
Volcano Corp. (Health Care Equip. & Supplies)	(a)	10,878	260,202
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	13,387	283,135
ExamWorks Group, Inc. (Health Care Providers & Svs.)	(a)	28,350	736,816
athenahealth, Inc. (Health Care Technology)	(a)	6,499	705,531
HMS Holdings Corp. (Health Care Technology)	(a)	5,370	115,509
Techne Corp. (Life Sciences Tools & Svs.)		9,284	743,277
			8,527,967
INDUSTRIALS - 21.6%
HEICO Corp. Class A (Aerospace & Defense)		26,266	1,316,977
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	22,743	892,208
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	4,361	255,816
Heritage-Crystal Clean, Inc. (Commercial Svs. & Supplies)	(a)	24,153	435,237
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)		29,314	591,557
Standard Parking Corp. (Commercial Svs. & Supplies)	(a)	36,508	981,700
GrafTech International Ltd. (Electrical Equip.)	(a)	111,316	940,620
Polypore International, Inc. (Electrical Equip.)	(a)	19,506	799,161
Kennametal, Inc. (Machinery)		18,643	850,121
Nordson Corp. (Machinery)		10,824	796,971
Tennant Co. (Machinery)		7,390	458,180
Wabtec Corp. (Machinery)		14,857	934,060
Corporate Executive Board Co. / The (Professional Svs.)		6,856	497,883
Landstar System, Inc. (Road & Rail)		11,689	654,350
Old Dominion Freight Line, Inc. (Road & Rail)	(a)	12,488	574,323
Saia, Inc. (Road & Rail)	(a)	13,470	419,995
WESCO International, Inc. (Trading Companies & Distributors)	(a)	13,587	1,039,813
			12,438,972
INFORMATION TECHNOLOGY - 27.0%
Stratasys Ltd. (Computers & Peripherals)	(a)	2,831	286,667
DTS, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,027	378,567
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)		3,026	170,394
Measurement Specialties, Inc. (Electronic Equip., Instr. & Comp.)	(a)	21,932	1,189,592
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		13,420	415,081
RealD, Inc. (Electronic Equip., Instr. & Comp.)	(a)	30,592	214,144
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	7,308	267,692
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	7,707	396,448
CoStar Group, Inc. (Internet Software & Svs.)	(a)	2,436	409,004
Envestnet, Inc. (Internet Software & Svs.)	(a)	12,320	381,920
j2 Global, Inc. (Internet Software & Svs.)		8,098	401,013
LivePerson, Inc. (Internet Software & Svs.)	(a)	10,953	103,396
Marin Software, Inc. (Internet Software & Svs.)	(a)	5,641	70,795
Textura Corp. (Internet Software & Svs.)	(a)	1,410	60,743
VistaPrint NV (Internet Software & Svs.)	(a)	14,623	826,492
Yelp, Inc. (Internet Software & Svs.)	(a)	5,072	335,665
Zillow, Inc. Class A (Internet Software & Svs.)	(a)	2,021	170,512
Broadridge Financial Solutions, Inc. (IT Svs.)		22,006	698,690
Euronet Worldwide, Inc. (IT Svs.)	(a)	16,446	654,551
WEX, Inc. (IT Svs.)	(a)	171	15,005
International Rectifier Corp. (Semiconductors & Equip.)	(a)	19,583	485,071
Advent Software, Inc. (Software)		20,133	639,223
Blackbaud, Inc. (Software)		37,149	1,450,297
Cadence Design Systems, Inc. (Software)	(a)	55,441	748,453
Guidewire Software, Inc. (Software)	(a)	7,595	357,800
NICE Systems Ltd. - ADR (Software)		15,002	620,633
Rally Software Development Corp. (Software)	(a)	6,093	182,546
RealPage, Inc. (Software)	(a)	44,858	1,038,911
Solera Holdings, Inc. (Software)		10,311	545,143
SS&C Technologies Holdings, Inc. (Software)	(a)	44,639	1,700,746
Tyler Technologies, Inc. (Software)	(a)	3,747	327,750
			15,542,944
MATERIALS - 1.0%
Intrepid Potash, Inc. (Chemicals)		18,820	295,098
Sensient Technologies Corp. (Chemicals)		5,637	269,956
			565,054
TELECOMMUNICATION SERVICES - 0.3%
RingCentral, Inc. Class A (Wireless Telecom. Svs.)	(a)	8,017	144,466
Total Common Stocks (Cost $43,233,659)			$52,629,945

Exchange Traded Funds - 2.0%	Shares	Value
iShares Russell 2000 Growth ETF	9,200	$1,157,728
Total Exchange Traded Funds (Cost $1,095,310)		$1,157,728

Money Market Funds - 6.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		3,419,000	$3,419,000
Total Money Market Funds (Cost $3,419,000)			$3,419,000

Total Investments - 99.5% (Cost $47,747,969)	(c)		$57,206,673
Other Assets in Excess of Liabilities - 0.5%			312,968
Net Assets - 100.0%			$57,519,641

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $177,065, or 0.3% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 99.8%		Shares	Value
CONSUMER DISCRETIONARY - 20.5%
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	3,441	$1,475,157
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		13,955	586,947
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	3,051	483,675
Tim Hortons, Inc. (Hotels, Restaurants & Leisure)		10,655	617,990
Discovery Communications, Inc. Class A (Media)	(a)	9,741	822,335
Scripps Networks Interactive, Inc. Class A (Media)		13,031	1,017,851
Dollar General Corp. (Multiline Retail)	(a)	29,083	1,642,026
Dick's Sporting Goods, Inc. (Specialty Retail)		12,830	684,865
L Brands, Inc. (Specialty Retail)		29,880	1,825,668
PetSmart, Inc. (Specialty Retail)		19,177	1,462,438
Tiffany & Co. (Specialty Retail)		8,217	629,587
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	3,659	437,104
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	18,426	1,214,642
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	34,653	870,830
PVH Corp. (Textiles, Apparel & Luxury Goods)		13,525	1,605,282
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		4,326	712,622
			16,089,019
CONSUMER STAPLES - 6.6%
Beam, Inc. (Beverages)		13,342	862,560
Monster Beverage Corp. (Beverages)	(a)	2,118	110,666
Whole Foods Market, Inc. (Food & Staples Retailing)		17,295	1,011,757
Green Mountain Coffee Roasters, Inc. (Food Products)	(a)	5,960	448,967
Hain Celestial Group, Inc. / The (Food Products)	(a)	13,411	1,034,256
TreeHouse Foods, Inc. (Food Products)	(a)	12,265	819,670
Church & Dwight Co., Inc. (Household Products)		15,599	936,720
			5,224,596
ENERGY - 6.3%
Cameron International Corp. (Energy Equip. & Svs.)	(a)	26,730	1,560,230
Core Laboratories NV (Energy Equip. & Svs.)		4,029	681,747
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	7,126	817,709
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		6,356	1,200,013
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	11,389	681,632
			4,941,331
FINANCIALS - 13.5%
Lazard Ltd. Class A (Capital Markets)		27,081	975,458
Northern Trust Corp. (Capital Markets)		12,836	698,150
T. Rowe Price Group, Inc. (Capital Markets)		12,482	897,830
First Republic Bank (Commercial Banks)		32,798	1,529,371
SLM Corp. (Consumer Finance)		39,198	976,030
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	9,833	1,783,903
MSCI, Inc. (Diversified Financial Svs.)	(a)	47,766	1,923,059
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	80,872	1,870,569
			10,654,370
HEALTH CARE - 17.3%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,976	461,852
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	13,400	246,560
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	9,811	708,550
Cepheid, Inc. (Biotechnology)	(a)	22,880	893,235
Medivation, Inc. (Biotechnology)	(a)	9,709	581,957
Pharmacyclics, Inc. (Biotechnology)	(a)	3,485	482,394
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,227	696,761
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	12,465	945,096
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	24,742	912,980
C.R. Bard, Inc. (Health Care Equip. & Supplies)		13,384	1,541,837
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	9,790	1,015,223
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	3,942	395,777
HMS Holdings Corp. (Health Care Technology)	(a)	25,781	554,549
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		31,168	1,597,360
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,409	578,377
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		15,311	577,990
Shire PLC - ADR (Pharmaceuticals)		7,712	924,592
Zoetis, Inc. (Pharmaceuticals)		14,530	452,174
			13,567,264
INDUSTRIALS - 10.8%
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		14,287	368,033
Ritchie Bros. Auctioneers, Inc. (Commercial Svs. & Supplies)		24,217	488,699
Quanta Services, Inc. (Construction & Engineering)	(a)	23,562	648,191
Hubbell, Inc. Class B (Electrical Equip.)		11,297	1,183,248
Roper Industries, Inc. (Electrical Equip.)		6,472	859,935
Sensata Technologies Holding NV (Electrical Equip.)	(a)	35,380	1,353,993
Graco, Inc. (Machinery)		19,013	1,408,103
Kennametal, Inc. (Machinery)		26,613	1,213,553
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,749	981,151
			8,504,906
INFORMATION TECHNOLOGY - 15.8%
Juniper Networks, Inc. (Communications Equip.)	(a)	13,993	277,901
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		14,222	1,100,498
Equinix, Inc. (Internet Software & Svs.)	(a)	10,385	1,907,205
LinkedIn Corp. (Internet Software & Svs.)	(a)	1,605	394,926
Pandora Media, Inc. (Internet Software & Svs.)	(a)	33,547	843,036
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	9,729	513,302
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,739	553,407
FleetCor Technologies, Inc. (IT Svs.)	(a)	7,434	818,929
Genpact Ltd. (IT Svs.)	(a)	30,147	569,175
Altera Corp. (Semiconductors & Equip.)		30,071	1,117,438
Linear Technology Corp. (Semiconductors & Equip.)		16,757	664,583
Xilinx, Inc. (Semiconductors & Equip.)		34,746	1,628,198
MICROS Systems, Inc. (Software)	(a)	19,379	967,787
Salesforce.com, Inc. (Software)	(a)	19,885	1,032,230
			12,388,615
MATERIALS - 4.4%
Airgas, Inc. (Chemicals)		12,433	1,318,520
Ecolab, Inc. (Chemicals)		5,762	569,055
International Flavors & Fragrances, Inc. (Chemicals)		12,960	1,066,608
Sherwin-Williams Co. / The (Chemicals)		2,643	481,502
			3,435,685
TELECOMMUNICATION SERVICES - 4.6%
tw telecom, Inc. (Diversified Telecom. Svs.)	(a)	34,759	1,038,078
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	31,911	2,567,559
			3,605,637
Total Common Stocks (Cost $58,788,992)			$78,411,423

Money Market Funds - 0.1%		Shares	Value
Fidelity Institutional Money Market Funds
Prime Money Market Portfolio - Class I		69,000	$69,000
Total Money Market Funds (Cost $69,000)			$69,000

Total Investments - 99.9% (Cost $58,857,992)	(b)		$78,480,423
Other Assets in Excess of Liabilities - 0.1%			81,220
Net Assets - 100.0%			$78,561,643

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 95.9%		Shares	Value
CONSUMER DISCRETIONARY - 12.0%
BorgWarner, Inc. (Auto Components)		1,900	$192,641
Delphi Automotive PLC (Auto Components)		4,800	280,416
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	4,200	94,290
Johnson Controls, Inc. (Auto Components)		11,600	481,400
Ford Motor Co. (Automobiles)		67,087	1,131,758
General Motors Co. (Automobiles)	(a)	16,000	575,520
Harley-Davidson, Inc. (Automobiles)		3,800	244,112
Genuine Parts Co. (Distributors)		2,600	210,314
H&R Block, Inc. (Diversified Consumer Svs.)		4,700	125,302
Carnival Corp. (Hotels, Restaurants & Leisure)		7,500	244,800
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	500	214,350
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,200	101,838
International Game Technology (Hotels, Restaurants & Leisure)		4,400	83,292
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		3,846	161,763
McDonald's Corp. (Hotels, Restaurants & Leisure)		17,000	1,635,570
Starbucks Corp. (Hotels, Restaurants & Leisure)		12,800	985,216
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)		3,300	219,285
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		2,260	137,792
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,400	221,214
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		7,600	542,564
D.R. Horton, Inc. (Household Durables)		4,800	93,264
Garmin Ltd. (Household Durables)		2,100	94,899
Harman International Industries, Inc. (Household Durables)		1,200	79,476
Leggett & Platt, Inc. (Household Durables)		2,400	72,360
Lennar Corp. Class A (Household Durables)		2,800	99,120
Newell Rubbermaid, Inc. (Household Durables)		4,900	134,750
PulteGroup, Inc. (Household Durables)		5,950	98,175
Whirlpool Corp. (Household Durables)		1,355	198,426
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	6,300	1,969,632
Expedia, Inc. (Internet & Catalog Retail)		1,800	93,222
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,000	309,210
priceline.com, Inc. (Internet & Catalog Retail)	(a)	875	884,581
TripAdvisor, Inc. (Internet & Catalog Retail)	(a)	1,900	144,096
Hasbro, Inc. (Leisure Equip. & Products)		2,000	94,280
Mattel, Inc. (Leisure Equip. & Products)		5,900	246,974
Cablevision Systems Corp. Class A (Media)		3,600	60,624
CBS Corp. Class B (Media)		9,550	526,778
Comcast Corp. Class A (Media)		44,553	2,011,568
DIRECTV (Media)	(a)	8,700	519,825
Discovery Communications, Inc. Class A (Media)	(a)	3,900	329,238
Gannett Co., Inc. (Media)		3,900	104,481
Interpublic Group of Cos., Inc. / The (Media)		7,223	124,091
News Corp. Class A (Media)	(a)	8,475	136,109
Omnicom Group, Inc. (Media)		4,400	279,136
Scripps Networks Interactive, Inc. Class A (Media)		1,900	148,409
Time Warner Cable, Inc. (Media)		4,832	539,251
Time Warner, Inc. (Media)		15,666	1,030,979
Twenty-First Century Fox, Inc. (Media)		33,800	1,132,300
Viacom, Inc. Class B (Media)		7,350	614,313
Walt Disney Co. / The (Media)		28,300	1,825,067
Washington Post Co. / The Class B (Media)		75	45,851
Dollar General Corp. (Multiline Retail)	(a)	5,100	287,946
Dollar Tree, Inc. (Multiline Retail)	(a)	3,800	217,208
Family Dollar Stores, Inc. (Multiline Retail)		1,600	115,232
J.C. Penney Co., Inc. (Multiline Retail)	(a)	3,300	29,106
Kohl's Corp. (Multiline Retail)		3,500	181,125
Macy's, Inc. (Multiline Retail)		6,376	275,890
Nordstrom, Inc. (Multiline Retail)		2,500	140,500
Target Corp. (Multiline Retail)		10,700	684,586
Abercrombie & Fitch Co. Class A (Specialty Retail)		1,300	45,981
AutoNation, Inc. (Specialty Retail)	(a)	1,100	57,387
AutoZone, Inc. (Specialty Retail)	(a)	600	253,638
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	3,700	286,232
Best Buy Co., Inc. (Specialty Retail)		4,575	171,562
CarMax, Inc. (Specialty Retail)	(a)	3,800	184,186
GameStop Corp. Class A (Specialty Retail)		2,000	99,300
Gap, Inc. / The (Specialty Retail)		4,650	187,302
Home Depot, Inc. / The (Specialty Retail)		24,400	1,850,740
L Brands, Inc. (Specialty Retail)		4,100	250,510
Lowe's Cos., Inc. (Specialty Retail)		17,900	852,219
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,800	229,662
PetSmart, Inc. (Specialty Retail)		1,800	137,268
Ross Stores, Inc. (Specialty Retail)		3,700	269,360
Staples, Inc. (Specialty Retail)		11,200	164,080
Tiffany & Co. (Specialty Retail)		1,900	145,578
TJX Cos., Inc. (Specialty Retail)		12,200	687,958
Urban Outfitters, Inc. (Specialty Retail)	(a)	1,900	69,863
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,800	261,744
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	900	104,616
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		12,700	922,528
PVH Corp. (Textiles, Apparel & Luxury Goods)		1,400	166,166
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,000	164,730
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,500	298,575
			31,716,700
CONSUMER STAPLES - 9.6%
Beam, Inc. (Beverages)		2,800	181,020
Brown-Forman Corp. Class B (Beverages)		2,775	189,061
Coca-Cola Co. / The (Beverages)		64,900	2,458,412
Coca-Cola Enterprises, Inc. (Beverages)		4,200	168,882
Constellation Brands, Inc. Class A (Beverages)	(a)	2,800	160,720
Dr Pepper Snapple Group, Inc. (Beverages)		3,500	156,870
Molson Coors Brewing Co. Class B (Beverages)		2,700	135,351
Monster Beverage Corp. (Beverages)	(a)	2,300	120,175
PepsiCo, Inc. (Beverages)		26,247	2,086,636
Costco Wholesale Corp. (Food & Staples Retailing)		7,400	851,888
CVS Caremark Corp. (Food & Staples Retailing)		20,920	1,187,210
Kroger Co. / The (Food & Staples Retailing)		8,800	354,992
Safeway, Inc. (Food & Staples Retailing)		4,100	131,159
Sysco Corp. (Food & Staples Retailing)		10,000	318,300
Walgreen Co. (Food & Staples Retailing)		14,800	796,240
Wal-Mart Stores, Inc. (Food & Staples Retailing)		27,700	2,048,692
Whole Foods Market, Inc. (Food & Staples Retailing)		6,300	368,550
Archer-Daniels-Midland Co. (Food Products)		11,250	414,450
Campbell Soup Co. (Food Products)		3,000	122,130
ConAgra Foods, Inc. (Food Products)		7,200	218,448
General Mills, Inc. (Food Products)		10,900	522,328
Hershey Co. / The (Food Products)		2,500	231,250
Hormel Foods Corp. (Food Products)		2,300	96,876
J.M. Smucker Co. / The (Food Products)		1,800	189,072
Kellogg Co. (Food Products)		4,400	258,412
Kraft Foods Group, Inc. (Food Products)		10,125	530,955
McCormick & Co., Inc. (Food Products)		2,200	142,340
Mead Johnson Nutrition Co. (Food Products)		3,451	256,271
Mondelez International, Inc. Class A (Food Products)		30,276	951,272
Tyson Foods, Inc. Class A (Food Products)		4,700	132,916
Clorox Co. / The (Household Products)		2,200	179,784
Colgate-Palmolive Co. (Household Products)		15,000	889,500
Kimberly-Clark Corp. (Household Products)		6,500	612,430
Procter & Gamble Co. / The (Household Products)		46,622	3,524,157
Avon Products, Inc. (Personal Products)		7,400	152,440
Estee Lauder Cos., Inc. / The Class A (Personal Products)		4,400	307,560
Altria Group, Inc. (Tobacco)		34,100	1,171,335
Lorillard, Inc. (Tobacco)		6,391	286,189
Philip Morris International, Inc. (Tobacco)		27,600	2,389,884
Reynolds American, Inc. (Tobacco)		5,400	263,412
			25,557,569
ENERGY - 10.0%
Baker Hughes, Inc. (Energy Equip. & Svs.)		7,541	370,263
Cameron International Corp. (Energy Equip. & Svs.)	(a)	4,200	245,154
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		1,200	74,784
Ensco PLC Class A (Energy Equip. & Svs.)		4,000	215,000
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	4,000	221,680
Halliburton Co. (Energy Equip. & Svs.)		14,400	693,360
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		1,800	124,110
Nabors Industries Ltd. (Energy Equip. & Svs.)		4,400	70,664
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		7,300	570,203
Noble Corp. (Energy Equip. & Svs.)		4,300	162,411
Rowan Cos. Plc Class A (Energy Equip. & Svs.)	(a)	2,100	77,112
Schlumberger Ltd. (Energy Equip. & Svs.)		22,547	1,992,253
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,600	799,714
Apache Corp. (Oil, Gas & Consumable Fuels)		6,872	585,082
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		7,200	268,704
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		8,600	222,568
Chevron Corp. (Oil, Gas & Consumable Fuels)		32,938	4,001,967
ConocoPhillips (Oil, Gas & Consumable Fuels)		20,800	1,445,808
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		3,900	131,235
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,300	115,983
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		6,500	375,440
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		4,650	787,152
EQT Corp. (Oil, Gas & Consumable Fuels)		2,600	230,672
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		74,964	6,449,903
Hess Corp. (Oil, Gas & Consumable Fuels)		4,900	378,966
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		11,473	408,095
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		12,120	422,746
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,360	344,755
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		3,000	180,960
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	2,300	62,951
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		6,100	408,761
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		13,700	1,281,498
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)		4,600	79,350
Phillips 66 (Oil, Gas & Consumable Fuels)		10,450	604,219
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		2,400	453,120
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		3,100	85,839
Range Resources Corp. (Oil, Gas & Consumable Fuels)		2,800	212,492
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6,000	218,280
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)		11,418	390,838
Tesoro Corp. (Oil, Gas & Consumable Fuels)		2,300	101,154
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		9,200	314,180
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		11,600	421,776
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,400	65,484
			26,666,686
FINANCIALS - 15.6%
Ameriprise Financial, Inc. (Capital Markets)		3,380	307,850
Bank of New York Mellon Corp. / The (Capital Markets)		19,611	592,056
BlackRock, Inc. (Capital Markets)		2,100	568,302
Charles Schwab Corp. / The (Capital Markets)		19,700	416,458
E*TRADE Financial Corp. (Capital Markets)	(a)	4,890	80,685
Franklin Resources, Inc. (Capital Markets)		6,900	348,795
Goldman Sachs Group, Inc. / The (Capital Markets)		7,150	1,131,201
Invesco Ltd. (Capital Markets)		7,500	239,250
Legg Mason, Inc. (Capital Markets)		1,800	60,192
Morgan Stanley (Capital Markets)		23,700	638,715
Northern Trust Corp. (Capital Markets)		3,800	206,682
State Street Corp. (Capital Markets)		7,600	499,700
T. Rowe Price Group, Inc. (Capital Markets)		4,400	316,492
BB&T Corp. (Commercial Banks)		12,000	405,000
Comerica, Inc. (Commercial Banks)		3,100	121,861
Fifth Third Bancorp (Commercial Banks)		15,150	273,306
Huntington Bancshares, Inc. (Commercial Banks)		14,100	116,466
KeyCorp (Commercial Banks)		15,500	176,700
M&T Bank Corp. (Commercial Banks)		2,200	246,224
PNC Financial Services Group, Inc. / The (Commercial Banks)		9,042	655,093
Regions Financial Corp. (Commercial Banks)		23,775	220,156
SunTrust Banks, Inc. (Commercial Banks)		9,200	298,264
U.S. Bancorp (Commercial Banks)		31,290	1,144,588
Wells Fargo & Co. (Commercial Banks)		82,313	3,401,173
Zions Bancorporation (Commercial Banks)		3,100	85,002
American Express Co. (Consumer Finance)		15,800	1,193,216
Capital One Financial Corp. (Consumer Finance)		9,973	685,544
Discover Financial Services (Consumer Finance)		8,250	416,955
SLM Corp. (Consumer Finance)		7,400	184,260
Bank of America Corp. (Diversified Financial Svs.)		182,927	2,524,393
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	30,691	3,483,735
Citigroup, Inc. (Diversified Financial Svs.)		51,736	2,509,713
CME Group, Inc. (Diversified Financial Svs.)		5,375	397,105
IntercontinentalExchange, Inc. (Diversified Financial Svs.)	(a)	1,200	217,704
JPMorgan Chase & Co. (Diversified Financial Svs.)		64,143	3,315,552
Leucadia National Corp. (Diversified Financial Svs.)		5,300	144,372
McGraw Hill Financial, Inc. (Diversified Financial Svs.)		4,700	308,273
Moody's Corp. (Diversified Financial Svs.)		3,300	232,089
NASDAQ OMX Group, Inc. / The (Diversified Financial Svs.)		2,000	64,180
NYSE Euronext (Diversified Financial Svs.)		4,100	172,118
ACE Ltd. (Insurance)		5,800	542,648
Aflac, Inc. (Insurance)		7,900	489,721
Allstate Corp. / The (Insurance)		7,900	399,345
American International Group, Inc. (Insurance)		25,095	1,220,370
Aon PLC (Insurance)		5,200	387,088
Assurant, Inc. (Insurance)		1,300	70,330
Chubb Corp. / The (Insurance)		4,400	392,744
Cincinnati Financial Corp. (Insurance)		2,466	116,297
Genworth Financial, Inc. Class A (Insurance)	(a)	8,400	107,436
Hartford Financial Services Group, Inc. (Insurance)		7,700	239,624
Lincoln National Corp. (Insurance)		4,486	188,367
Loews Corp. (Insurance)		5,161	241,225
Marsh & McLennan Cos., Inc. (Insurance)		9,400	409,370
MetLife, Inc. (Insurance)		19,100	896,745
Principal Financial Group, Inc. (Insurance)		4,700	201,254
Progressive Corp. / The (Insurance)		9,400	255,962
Prudential Financial, Inc. (Insurance)		7,900	616,042
Torchmark Corp. (Insurance)		1,550	112,143
Travelers Cos., Inc. / The (Insurance)		6,359	539,052
Unum Group (Insurance)		4,500	136,980
XL Group PLC (Insurance)		4,900	151,018
American Tower Corp. (Real Estate Investment Trusts)		6,700	496,671
Apartment Investment & Management Co. Class A (Real Estate Investment Trusts)		2,473	69,096
AvalonBay Communities, Inc. (Real Estate Investment Trusts)		2,031	258,120
Boston Properties, Inc. (Real Estate Investment Trusts)		2,600	277,940
Equity Residential (Real Estate Investment Trusts)		5,700	305,349
HCP, Inc. (Real Estate Investment Trusts)		7,700	315,315
Health Care REIT, Inc. (Real Estate Investment Trusts)		4,900	305,662
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)		12,802	226,211
Kimco Realty Corp. (Real Estate Investment Trusts)		7,000	141,260
Macerich Co. / The (Real Estate Investment Trusts)		2,400	135,456
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)		2,800	131,124
Prologis, Inc. (Real Estate Investment Trusts)		8,539	321,237
Public Storage (Real Estate Investment Trusts)		2,500	401,375
Simon Property Group, Inc. (Real Estate Investment Trusts)		5,262	779,986
Ventas, Inc. (Real Estate Investment Trusts)		5,000	307,500
Vornado Realty Trust (Real Estate Investment Trusts)		2,993	251,592
Weyerhaeuser Co. (Real Estate Investment Trusts)		9,963	285,241
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	4,700	108,711
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)		8,100	73,305
People's United Financial, Inc. (Thrifts & Mortgage Finance)		5,500	79,090
			41,383,422
HEALTH CARE - 12.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	3,300	383,328
Amgen, Inc. (Biotechnology)		12,806	1,433,504
Biogen Idec, Inc. (Biotechnology)	(a)	4,045	973,874
Celgene Corp. (Biotechnology)	(a)	7,000	1,077,510
Gilead Sciences, Inc. (Biotechnology)	(a)	26,100	1,640,124
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,300	406,731
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,000	303,280
Abbott Laboratories (Health Care Equip. & Supplies)		26,500	879,535
Baxter International, Inc. (Health Care Equip. & Supplies)		9,200	604,348
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3,300	330,066
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	22,903	268,881
CareFusion Corp. (Health Care Equip. & Supplies)	(a)	3,650	134,685
Covidien PLC (Health Care Equip. & Supplies)		7,800	475,332
C.R. Bard, Inc. (Health Care Equip. & Supplies)		1,300	149,760
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		2,400	104,184
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,900	132,297
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	675	253,982
Medtronic, Inc. (Health Care Equip. & Supplies)		17,000	905,250
St. Jude Medical, Inc. (Health Care Equip. & Supplies)		4,900	262,836
Stryker Corp. (Health Care Equip. & Supplies)		5,000	337,950
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,800	134,514
Zimmer Holdings, Inc. (Health Care Equip. & Supplies)		2,870	235,742
Aetna, Inc. (Health Care Providers & Svs.)		6,354	406,783
AmerisourceBergen Corp. (Health Care Providers & Svs.)		3,900	238,290
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,800	302,470
Cigna Corp. (Health Care Providers & Svs.)		4,800	368,928
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)	(a)	3,000	170,700
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	13,878	857,383
Humana, Inc. (Health Care Providers & Svs.)		2,700	251,991
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	1,500	148,710
McKesson Corp. (Health Care Providers & Svs.)		3,900	500,370
Patterson Cos., Inc. (Health Care Providers & Svs.)		1,400	56,280
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,600	160,654
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,712	70,517
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		17,300	1,238,853
WellPoint, Inc. (Health Care Providers & Svs.)		5,100	426,411
Cerner Corp. (Health Care Technology)	(a)	5,000	262,750
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		5,600	287,000
Life Technologies Corp. (Life Sciences Tools & Svs.)	(a)	2,917	218,279
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1,900	71,725
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,100	562,115
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,500	159,315
AbbVie, Inc. (Pharmaceuticals)		27,000	1,207,710
Actavis, Inc. (Pharmaceuticals)	(a)	2,900	417,600
Allergan, Inc. (Pharmaceuticals)		5,100	461,295
Bristol-Myers Squibb Co. (Pharmaceuticals)		28,069	1,299,033
Eli Lilly & Co. (Pharmaceuticals)		16,900	850,577
Forest Laboratories, Inc. (Pharmaceuticals)	(a)	4,000	171,160
Hospira, Inc. (Pharmaceuticals)	(a)	2,810	110,208
Johnson & Johnson (Pharmaceuticals)		48,000	4,161,120
Merck & Co., Inc. (Pharmaceuticals)		49,794	2,370,692
Mylan, Inc. (Pharmaceuticals)	(a)	6,500	248,105
Perrigo Co. (Pharmaceuticals)		1,600	197,408
Pfizer, Inc. (Pharmaceuticals)		112,710	3,235,904
Zoetis, Inc. (Pharmaceuticals)		8,500	264,520
			33,182,569
INDUSTRIALS - 10.3%
Boeing Co. / The (Aerospace & Defense)		11,800	1,386,500
General Dynamics Corp. (Aerospace & Defense)		5,700	498,864
Honeywell International, Inc. (Aerospace & Defense)		13,400	1,112,736
L-3 Communications Holdings, Inc. (Aerospace & Defense)		1,500	141,750
Lockheed Martin Corp. (Aerospace & Defense)		4,600	586,730
Northrop Grumman Corp. (Aerospace & Defense)		3,900	371,514
Precision Castparts Corp. (Aerospace & Defense)		2,500	568,100
Raytheon Co. (Aerospace & Defense)		5,500	423,885
Rockwell Collins, Inc. (Aerospace & Defense)		2,300	156,078
Textron, Inc. (Aerospace & Defense)		4,800	132,528
United Technologies Corp. (Aerospace & Defense)		14,400	1,552,608
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,700	160,812
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,500	154,210
FedEx Corp. (Air Freight & Logistics)		5,100	581,961
United Parcel Service, Inc. Class B (Air Freight & Logistics)		12,300	1,123,851
Delta Air Lines, Inc. (Airlines)		14,600	344,414
Southwest Airlines Co. (Airlines)		12,000	174,720
Masco Corp. (Building Products)		6,100	129,808
ADT Corp. / The (Commercial Svs. & Supplies)		3,450	140,277
Cintas Corp. (Commercial Svs. & Supplies)		1,700	87,040
Iron Mountain, Inc. (Commercial Svs. & Supplies)		2,884	77,926
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		3,400	61,846
Republic Services, Inc. (Commercial Svs. & Supplies)		4,580	152,789
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,500	173,100
Tyco International Ltd. (Commercial Svs. & Supplies)		7,900	276,342
Waste Management, Inc. (Commercial Svs. & Supplies)		7,400	305,176
Fluor Corp. (Construction & Engineering)		2,800	198,688
Jacobs Engineering Group, Inc. (Construction & Engineering)	(a)	2,200	127,996
Quanta Services, Inc. (Construction & Engineering)	(a)	3,600	99,036
AMETEK, Inc. (Electrical Equip.)		4,200	193,284
Eaton Corp. PLC (Electrical Equip.)		8,036	553,198
Emerson Electric Co. (Electrical Equip.)		12,200	789,340
Rockwell Automation, Inc. (Electrical Equip.)		2,400	256,656
Roper Industries, Inc. (Electrical Equip.)		1,700	225,879
3M Co. (Industrial Conglomerates)		11,100	1,325,451
Danaher Corp. (Industrial Conglomerates)		10,200	707,064
General Electric Co. (Industrial Conglomerates)		173,400	4,142,526
Caterpillar, Inc. (Machinery)		10,800	900,396
Cummins, Inc. (Machinery)		3,000	398,610
Deere & Co. (Machinery)		6,500	529,035
Dover Corp. (Machinery)		2,900	260,507
Flowserve Corp. (Machinery)		2,400	149,736
Illinois Tool Works, Inc. (Machinery)		7,000	533,890
Ingersoll-Rand PLC (Machinery)		4,600	298,724
Joy Global, Inc. (Machinery)		1,800	91,872
PACCAR, Inc. (Machinery)		6,012	334,628
Pall Corp. (Machinery)		1,900	146,376
Parker Hannifin Corp. (Machinery)		2,500	271,800
Pentair Ltd. (Machinery)		3,403	220,991
Snap-On, Inc. (Machinery)		1,000	99,500
Stanley Black & Decker, Inc. (Machinery)		2,747	248,796
Xylem, Inc. (Machinery)		3,200	89,376
Dun & Bradstreet Corp. / The (Professional Svs.)		700	72,695
Equifax, Inc. (Professional Svs.)		2,100	125,685
Nielsen Holdings NV (Professional Svs.)		3,700	134,865
Robert Half International, Inc. (Professional Svs.)		2,400	93,672
CSX Corp. (Road & Rail)		17,300	445,302
Kansas City Southern (Road & Rail)		1,900	207,784
Norfolk Southern Corp. (Road & Rail)		5,300	409,955
Ryder System, Inc. (Road & Rail)		900	53,730
Union Pacific Corp. (Road & Rail)		7,900	1,227,186
Fastenal Co. (Trading Companies & Distributors)		4,700	236,175
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,100	287,881
			27,363,850
INFORMATION TECHNOLOGY - 17.2%
Cisco Systems, Inc. (Communications Equip.)		91,300	2,138,246
F5 Networks, Inc. (Communications Equip.)	(a)	1,300	111,488
Harris Corp. (Communications Equip.)		1,800	106,740
JDS Uniphase Corp. (Communications Equip.)	(a)	4,075	59,943
Juniper Networks, Inc. (Communications Equip.)	(a)	8,600	170,796
Motorola Solutions, Inc. (Communications Equip.)		4,014	238,351
QUALCOMM, Inc. (Communications Equip.)		29,200	1,966,912
Apple, Inc. (Computers & Peripherals)		15,450	7,365,787
Dell, Inc. (Computers & Peripherals)		25,000	344,250
EMC Corp. (Computers & Peripherals)		35,400	904,824
Hewlett-Packard Co. (Computers & Peripherals)		32,700	686,046
NetApp, Inc. (Computers & Peripherals)		5,800	247,196
SanDisk Corp. (Computers & Peripherals)		4,100	243,991
Seagate Technology PLC (Computers & Peripherals)		5,300	231,822
Western Digital Corp. (Computers & Peripherals)		3,600	228,240
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,700	208,926
Corning, Inc. (Electronic Equip., Instr. & Comp.)		24,900	363,291
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		2,400	75,360
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		3,100	67,208
Molex, Inc. (Electronic Equip., Instr. & Comp.)		2,300	88,596
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		7,000	362,460
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,000	155,100
eBay, Inc. (Internet Software & Svs.)	(a)	19,800	1,104,642
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,750	4,160,572
VeriSign, Inc. (Internet Software & Svs.)	(a)	2,300	117,047
Yahoo!, Inc. (Internet Software & Svs.)	(a)	16,200	537,192
Accenture PLC Class A (IT Svs.)		11,000	810,040
Automatic Data Processing, Inc. (IT Svs.)		8,200	593,516
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	5,100	418,812
Computer Sciences Corp. (IT Svs.)		2,500	129,350
Fidelity National Information Services, Inc. (IT Svs.)		5,000	232,200
Fiserv, Inc. (IT Svs.)	(a)	2,200	222,310
International Business Machines Corp. (IT Svs.)		17,550	3,249,909
Mastercard, Inc. Class A (IT Svs.)		1,775	1,194,184
Paychex, Inc. (IT Svs.)		5,500	223,520
Teradata Corp. (IT Svs.)	(a)	2,800	155,232
Total System Services, Inc. (IT Svs.)		2,877	84,641
Visa, Inc. (IT Svs.)		8,800	1,681,680
Western Union Co. / The (IT Svs.)		9,447	176,281
Xerox Corp. (Office Electronics)		19,702	202,734
Altera Corp. (Semiconductors & Equip.)		5,400	200,664
Analog Devices, Inc. (Semiconductors & Equip.)		5,300	249,365
Applied Materials, Inc. (Semiconductors & Equip.)		20,500	359,570
Broadcom Corp. Class A (Semiconductors & Equip.)		9,350	243,194
First Solar, Inc. (Semiconductors & Equip.)	(a)	1,150	46,242
Intel Corp. (Semiconductors & Equip.)		84,800	1,943,616
KLA-Tencor Corp. (Semiconductors & Equip.)		2,800	170,380
Lam Research Corp. (Semiconductors & Equip.)	(a)	2,825	144,612
Linear Technology Corp. (Semiconductors & Equip.)		4,000	158,640
LSI Corp. (Semiconductors & Equip.)		9,300	72,726
Microchip Technology, Inc. (Semiconductors & Equip.)		3,400	136,986
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	17,700	309,219
NVIDIA Corp. (Semiconductors & Equip.)		9,900	154,044
Teradyne, Inc. (Semiconductors & Equip.)	(a)	3,300	54,516
Texas Instruments, Inc. (Semiconductors & Equip.)		18,700	753,049
Xilinx, Inc. (Semiconductors & Equip.)		4,500	210,870
Adobe Systems, Inc. (Software)	(a)	8,000	415,520
Autodesk, Inc. (Software)	(a)	3,800	156,446
CA, Inc. (Software)		5,600	166,152
Citrix Systems, Inc. (Software)	(a)	3,200	225,952
Electronic Arts, Inc. (Software)	(a)	5,200	132,860
Intuit, Inc. (Software)		5,100	338,181
Microsoft Corp. (Software)		129,100	4,300,321
Oracle Corp. (Software)		60,700	2,013,419
Red Hat, Inc. (Software)	(a)	3,200	147,648
Salesforce.com, Inc. (Software)	(a)	9,300	482,763
Symantec Corp. (Software)		11,894	294,377
			45,540,767
MATERIALS - 3.4%
Air Products & Chemicals, Inc. (Chemicals)		3,600	383,652
Airgas, Inc. (Chemicals)		1,100	116,655
CF Industries Holdings, Inc. (Chemicals)		1,000	210,830
Dow Chemical Co. / The (Chemicals)		20,600	791,040
Eastman Chemical Co. (Chemicals)		2,600	202,540
Ecolab, Inc. (Chemicals)		4,600	454,296
E.I. du Pont de Nemours & Co. (Chemicals)		15,700	919,392
FMC Corp. (Chemicals)		2,300	164,956
International Flavors & Fragrances, Inc. (Chemicals)		1,400	115,220
LyondellBasell Industries NV Class A (Chemicals)		7,600	556,548
Monsanto Co. (Chemicals)		9,086	948,306
Mosaic Co. / The (Chemicals)		5,800	249,516
PPG Industries, Inc. (Chemicals)		2,400	400,944
Praxair, Inc. (Chemicals)		5,000	601,050
Sherwin-Williams Co. / The (Chemicals)		1,500	273,270
Sigma-Aldrich Corp. (Chemicals)		2,000	170,600
Vulcan Materials Co. (Construction Materials)		2,200	113,982
Avery Dennison Corp. (Containers & Packaging)		1,700	73,984
Ball Corp. (Containers & Packaging)		2,500	112,200
Bemis Co., Inc. (Containers & Packaging)		1,800	70,218
MeadWestvaco Corp. (Containers & Packaging)		3,000	115,140
Owens-Illinois, Inc. (Containers & Packaging)	(a)	2,800	84,056
Sealed Air Corp. (Containers & Packaging)		3,300	89,727
Alcoa, Inc. (Metals & Mining)		18,200	147,784
Allegheny Technologies, Inc. (Metals & Mining)		1,800	54,936
Cliffs Natural Resources, Inc. (Metals & Mining)		2,600	53,300
Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)		17,652	583,928
Newmont Mining Corp. (Metals & Mining)		8,500	238,850
Nucor Corp. (Metals & Mining)		5,400	264,708
United States Steel Corp. (Metals & Mining)		2,500	51,475
International Paper Co. (Paper & Forest Products)		7,600	340,480
			8,953,583
TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		90,478	3,059,966
CenturyLink, Inc. (Diversified Telecom. Svs.)		10,272	322,335
Frontier Communications Corp. (Diversified Telecom. Svs.)		17,041	71,061
Verizon Communications, Inc. (Diversified Telecom. Svs.)		48,700	2,272,342
Windstream Holdings, Inc. (Diversified Telecom. Svs.)		10,096	80,768
Crown Castle International Corp. (Wireless Telecom. Svs.)	(a)	5,000	365,150
			6,171,622
UTILITIES - 3.0%
American Electric Power Co., Inc. (Electric Utilities)		8,300	359,805
Duke Energy Corp. (Electric Utilities)		12,043	804,232
Edison International (Electric Utilities)		5,500	253,330
Entergy Corp. (Electric Utilities)		3,000	189,570
Exelon Corp. (Electric Utilities)		14,590	432,448
FirstEnergy Corp. (Electric Utilities)		7,134	260,034
NextEra Energy, Inc. (Electric Utilities)		7,200	577,152
Northeast Utilities (Electric Utilities)		5,400	222,750
Pepco Holdings, Inc. (Electric Utilities)		4,200	77,532
Pinnacle West Capital Corp. (Electric Utilities)		1,900	104,006
PPL Corp. (Electric Utilities)		10,800	328,104
Southern Co. / The (Electric Utilities)		14,900	613,582
Xcel Energy, Inc. (Electric Utilities)		8,500	234,685
AGL Resources, Inc. (Gas Utilities)		1,986	91,416
ONEOK, Inc. (Gas Utilities)		3,500	186,620
AES Corp. (Ind. Power Prod. & Energy Traders)		10,500	139,545
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		5,500	150,315
Ameren Corp. (Multi-Utilities)		4,100	142,844
CenterPoint Energy, Inc. (Multi-Utilities)		7,300	174,981
CMS Energy Corp. (Multi-Utilities)		4,500	118,440
Consolidated Edison, Inc. (Multi-Utilities)		5,000	275,700
Dominion Resources, Inc. (Multi-Utilities)		9,900	618,552
DTE Energy Co. (Multi-Utilities)		3,000	197,940
Integrys Energy Group, Inc. (Multi-Utilities)		1,312	73,328
NiSource, Inc. (Multi-Utilities)		5,300	163,717
PG&E Corp. (Multi-Utilities)		7,600	310,992
Public Service Enterprise Group, Inc. (Multi-Utilities)		8,600	283,198
SCANA Corp. (Multi-Utilities)		2,400	110,496
Sempra Energy (Multi-Utilities)		3,900	333,840
TECO Energy, Inc. (Multi-Utilities)		3,500	57,890
Wisconsin Energy Corp. (Multi-Utilities)		3,900	157,482
			8,044,526
Total Common Stocks (Cost $173,451,769)			$254,581,294

Exchange Traded Funds - 3.9%		Shares	Value
SPDR S&P 500 ETF Trust		62,475	$10,502,048
Total Exchange Traded Funds (Cost $10,449,913)			$10,502,048

Total Investments - 99.8% (Cost $183,901,682)	(b)		$265,083,342
Other Assets in Excess of Liabilities - 0.2%			426,727
Net Assets - 100.0%			$265,510,069

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 73.5%		Shares	Value
CONSUMER DISCRETIONARY - 2.1%
McDonald's Corp. (Hotels, Restaurants & Leisure)		82,425	$7,930,109
CONSUMER STAPLES - 19.6%
Coca-Cola Co. / The (Beverages)		47,630	1,804,224
PepsiCo, Inc. (Beverages)		34,500	2,742,750
General Mills, Inc. (Food Products)		57,700	2,764,984
Kellogg Co. (Food Products)		46,075	2,705,985
Kraft Foods Group, Inc. (Food Products)		236,830	12,419,365
Unilever PLC (Food Products)	(a)	75,160	2,922,257
Kimberly-Clark Corp. (Household Products)		80,875	7,620,042
Procter & Gamble Co. / The (Household Products)		36,660	2,771,129
Altria Group, Inc. (Tobacco)		359,700	12,355,695
Lorillard, Inc. (Tobacco)		191,700	8,584,326
Philip Morris International, Inc. (Tobacco)		82,435	7,138,047
Reynolds American, Inc. (Tobacco)		224,220	10,937,452
			74,766,256
ENERGY - 10.7%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	602,000	4,220,550
Chevron Corp. (Oil, Gas & Consumable Fuels)		40,150	4,878,225
ConocoPhillips (Oil, Gas & Consumable Fuels)		184,905	12,852,746
Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	(a)	285,720	9,858,199
Total SA (Oil, Gas & Consumable Fuels)	(a)	154,220	8,939,033
			40,748,753
FINANCIALS - 0.8%
Digital Realty Trust, Inc. (Real Estate Investment Trusts)		59,700	3,170,070
HEALTH CARE - 14.2%
AbbVie, Inc. (Pharmaceuticals)		197,000	8,811,810
AstraZeneca PLC (Pharmaceuticals)	(a)	215,500	11,202,840
Bristol-Myers Squibb Co. (Pharmaceuticals)		62,775	2,905,227
Eli Lilly & Co. (Pharmaceuticals)		61,690	3,104,858
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	399,316	10,039,956
Johnson & Johnson (Pharmaceuticals)		103,660	8,986,285
Merck & Co., Inc. (Pharmaceuticals)		190,100	9,050,661
			54,101,637
TELECOMMUNICATION SERVICES - 10.3%
AT&T, Inc. (Diversified Telecom. Svs.)		374,500	12,665,590
BCE, Inc. (Diversified Telecom. Svs.)		75,580	3,229,971
Verizon Communications, Inc. (Diversified Telecom. Svs.)		234,120	10,924,039
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		359,170	12,635,601
			39,455,201
UTILITIES - 15.8%
American Electric Power Co., Inc. (Electric Utilities)		97,100	4,209,285
Duke Energy Corp. (Electric Utilities)		169,206	11,299,577
PPL Corp. (Electric Utilities)		328,400	9,976,792
Southern Co. / The (Electric Utilities)		207,560	8,547,321
SSE PLC (Electric Utilities)	(a)	387,100	9,232,201
Dominion Resources, Inc. (Multi-Utilities)		79,825	4,987,466
National Grid PLC (Multi-Utilities)	(a)	1,002,100	11,837,475
			60,090,117
Total Common Stocks (Cost $257,392,076)			$280,262,143

Money Market Funds - 1.1%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		4,032,000	$4,032,000
Total Money Market Funds (Cost $4,032,000)			$4,032,000

Total Investments - 74.6% (Cost $261,424,076)	(b)		$284,294,143
Other Assets in Excess of Liabilities - 25.4%			96,634,142
Net Assets - 100.0%			$380,928,285

Percentages are stated as a percent of net assets.

 Abbreviations:

 ADR: American Depositary Receipts

 Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $68,252,511, or 17.9% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Corporate Bonds - 97.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 28.8%
Allison Transmission, Inc. (Auto Components)	(b)	7.125%	05/15/2019	600,000	$640,500
American Axle & Manufacturing, Inc. (Auto Components)		7.750%	11/15/2019	625,000	700,000
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	700,000	721,000
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	400,000	414,000
Cooper-Standard Automotive, Inc. (Auto Components)		8.500%	05/01/2018	425,000	454,750
Exide Technologies (Acquired 06/03/2011 through 01/05/2012, Cost $637,665)(Auto Components)	(d)	8.625%	02/01/2018	650,000	474,500
IDQ Holdings, Inc. (Auto Components)	(b)	11.500%	04/01/2017	600,000	649,500
International Automotive Components Group SL (Auto Components)	(b)	9.125%	06/01/2018	850,000	879,750
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	725,000	764,875
Lear Corp. (Auto Components)	(b)	4.750%	01/15/2023	325,000	303,062
Pittsburgh Glass Works LLC (Auto Components)	(b)	8.500%	04/15/2016	625,000	645,312
Tenneco, Inc. (Auto Components)		7.750%	08/15/2018	325,000	351,000
Tenneco, Inc. (Auto Components)		6.875%	12/15/2020	450,000	490,500
Tomkins LLC (Auto Components)		9.000%	10/01/2018	427,000	467,565
UCI International, Inc. (Auto Components)		8.625%	02/15/2019	1,675,000	1,716,875
Chrysler Group LLC / CG Co-Issuer, Inc. (Automobiles)		8.250%	06/15/2021	750,000	843,750
General Motors Financial Co., Inc. (Automobiles)	(b)	4.250%	05/15/2023	100,000	91,625
Jaguar Land Rover PLC (Automobiles)	(b)	8.125%	05/15/2021	1,050,000	1,173,375
Jaguar Land Rover Automotive PLC (Automobiles)	(b)	5.625%	02/01/2023	200,000	196,500
Affinia Group, Inc. (Distributors)	(b)	7.750%	05/01/2021	675,000	695,250
Knowledge Learning Corp. (Diversified Consumer Svs.)	(b)	7.750%	02/01/2015	325,000	318,500
Monitronics International, Inc. (Diversified Consumer Svs.)		9.125%	04/01/2020	650,000	684,125
ServiceMaster Co. (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	435,375
ServiceMaster Co. (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	241,500
ServiceMaster Co. (Diversified Consumer Svs.)		8.000%	02/15/2020	750,000	746,250
ServiceMaster Co. (Diversified Consumer Svs.)		7.000%	08/15/2020	1,000,000	950,000
Affinity Gaming LLC / Affinity Gaming Finance Corp. (Hotels, Restaurants & Leisure)		9.000%	05/15/2018	975,000	1,057,875
Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure)		11.250%	06/01/2017	625,000	635,937
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		9.125%	08/01/2018	775,000	853,469
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	03/15/2021	125,000	119,844
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(b)	9.250%	02/01/2020	550,000	556,875
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5.750%	07/01/2022	275,000	286,000
DineEquity, Inc. (Hotels, Restaurants & Leisure)		9.500%	10/30/2018	1,000,000	1,117,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)	(b)	5.625%	10/15/2021	175,000	175,766
MGM Resorts International (Hotels, Restaurants & Leisure)		7.500%	06/01/2016	575,000	645,437
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	550,000	598,812
MGM Resorts International (Hotels, Restaurants & Leisure)		8.625%	02/01/2019	600,000	693,000
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	425,000	447,312
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	9.750%	09/01/2021	925,000	971,250
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	1,200,000	1,374,000
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		7.500%	04/15/2021	550,000	600,875
PNK Finance Corp. (Hotels, Restaurants & Leisure)	(b)	6.375%	08/01/2021	750,000	768,750
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(b)	9.500%	06/15/2019	693,000	758,835
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5.250%	11/15/2022	475,000	463,125
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(b)	5.875%	05/15/2021	775,000	745,453
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.804%	10/01/2020	950,000	1,026,000
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(b)	7.750%	10/01/2017	150,000	159,469
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.250%	01/15/2021	800,000	764,000
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	825,000	876,562
B.C. Mountain LLC / B.C. Mountain Finance, Inc. (Household Durables)	(b)	7.000%	02/01/2021	450,000	448,875
Hillman Group, Inc. / The (Household Durables)		10.875%	06/01/2018	1,225,000	1,329,125
Libbey Glass, Inc. (Household Durables)		6.875%	05/15/2020	810,000	866,700
Norcraft Cos. LP / Norcraft Finance Corp. (Household Durables)		10.500%	12/15/2015	1,025,000	1,064,719
RSI Home Products, Inc. (Household Durables)	(b)	6.875%	03/01/2018	425,000	440,937
Serta Simmons Holdings LLC (Household Durables)	(b)	8.125%	10/01/2020	1,375,000	1,454,062
Yankee Candle Co., Inc. / The (Household Durables)		9.750%	02/15/2017	1,725,000	1,781,062
YCC Holdings LLC / Yankee Finance, Inc. (Household Durables)	(c)	10.250%	02/15/2016	700,000	717,500
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		12.535%	10/12/2017	137,000	143,165
CDW LLC / CDW Finance Corp. (Internet & Catalog Retail)		8.500%	04/01/2019	1,850,000	2,053,500
FGI Operating Co. LLC / FGI Finance, Inc. (Leisure Equip. & Products)	(b)	7.875%	05/01/2020	1,000,000	1,045,000
AMC Networks, Inc. (Media)		7.750%	07/15/2021	575,000	642,562
AMC Networks, Inc. (Media)		4.750%	12/15/2022	350,000	329,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		8.125%	04/30/2020	75,000	81,937
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		7.000%	01/15/2019	425,000	451,031
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		6.625%	01/31/2022	500,000	510,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	138,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.750%	09/01/2023	325,000	309,562
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,125,000	1,065,937
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	6.375%	09/15/2020	350,000	358,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(b)	5.125%	12/15/2021	400,000	379,000
Cinemark U.S.A., Inc. (Media)		7.375%	06/15/2021	500,000	542,500
Clear Channel Communications, Inc. (Media)		9.000%	03/01/2021	1,550,000	1,507,375
Clear Channel Communications, Inc. (Media)		11.250%	03/01/2021	350,000	363,125
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	175,000	180,250
Clear Channel Worldwide Holdings, Inc. (Media)		7.625%	03/15/2020	1,200,000	1,245,000
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	280,500
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	750,000	768,750
Crown Media Holdings, Inc. (Media)		10.500%	07/15/2019	1,525,000	1,711,812
Cumulus Media Holdings, Inc. (Media)		7.750%	05/01/2019	1,025,000	1,068,562
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,525,000	1,509,750
DISH DBS Corp. (Media)		4.625%	07/15/2017	200,000	205,500
DISH DBS Corp. (Media)		5.125%	05/01/2020	150,000	149,250
Entercom Radio LLC (Media)		10.500%	12/01/2019	825,000	940,500
Expo Event Transco, Inc. (Media)	(b)	9.000%	06/15/2021	950,000	950,000
Gannett Co., Inc. (Media)	(b)	6.375%	10/15/2023	775,000	771,125
Gannett Co., Inc. (Media)	(b)	5.125%	10/15/2019	200,000	199,000
Igloo Holdings Corp. (Media)	(b)(c)	8.250%	12/15/2017	1,000,000	1,032,500
Intelsat Jackson Holdings, S.A. (Media)		8.500%	11/01/2019	675,000	737,437
Intelsat Jackson Holdings, S.A. (Media)		7.500%	04/01/2021	450,000	488,250
Intelsat Jackson Holdings, S.A. (Media)		7.250%	04/01/2019	550,000	591,250
Intelsat Jackson Holdings, S.A. (Media)		7.250%	10/15/2020	150,000	160,875
Intelsat Jackson Holdings, S.A. (Media)	(b)	6.625%	12/15/2022	175,000	174,562
Intelsat Jackson Holdings, S.A. (Media)	(b)	5.500%	08/01/2023	550,000	517,000
Intelsat Luxembourg S.A. (Media)	(b)	7.750%	06/01/2021	650,000	675,187
Intelsat Luxembourg S.A. (Media)	(b)	8.125%	06/01/2023	750,000	794,062
Lamar Media Corp. (Media)		5.875%	02/01/2022	250,000	251,250
Lamar Media Corp. (Media)		5.000%	05/01/2023	725,000	676,062
Nielsen Co. Luxembourg SARL / The (Media)	(b)	5.500%	10/01/2021	50,000	50,187
Nielsen Finance LLC / Nielsen Finance Co. (Media)		7.750%	10/15/2018	550,000	600,875
Nielsen Finance LLC / Nielsen Finance Co. (Media)		4.500%	10/01/2020	450,000	435,375
Regal Entertainment Group (Media)		5.750%	02/01/2025	325,000	301,437
Sirius XM Radio, Inc. (Media)	(b)	5.250%	08/15/2022	1,150,000	1,115,500
Sirius XM Radio, Inc. (Media)	(b)	4.250%	05/15/2020	150,000	140,625
Sirius XM Radio, Inc. (Media)	(b)	4.625%	05/15/2023	475,000	434,625
Sirius XM Radio, Inc. (Media)	(b)	5.875%	10/01/2020	100,000	101,125
SIWF Merger Sub, Inc. / Springs Industries, Inc. (Media)	(b)	6.250%	06/01/2021	300,000	294,750
Townsquare Radio LLC / Townsquare Radio, Inc. (Media)	(b)	9.000%	04/01/2019	850,000	907,375
Lynx II Corp. (Media)	(b)	6.375%	04/15/2023	200,000	200,000
Visant Corp. (Media)		10.000%	10/01/2017	1,250,000	1,168,750
XM Satellite Radio, Inc. (Media)	(b)	7.625%	11/01/2018	475,000	528,437
Academy Ltd. / Academy Finance Corp. (Specialty Retail)	(b)	9.250%	08/01/2019	1,025,000	1,148,000
Claire's Stores, Inc. (Specialty Retail)	(b)	6.125%	03/15/2020	450,000	447,750
Gymboree Corp. / The (Specialty Retail)		9.125%	12/01/2018	475,000	466,687
Jo-Ann Stores Holdings, Inc. (Specialty Retail)	(b)(c)	9.750%	10/15/2019	850,000	877,625
Jo-Ann Stores, Inc. (Specialty Retail)	(b)	8.125%	03/15/2019	1,625,000	1,665,625
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	725,000	746,750
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. (Specialty Retail)	(b)(c)	7.500%	08/01/2018	1,100,000	1,119,250
Michaels Stores, Inc. (Specialty Retail)		7.750%	11/01/2018	1,275,000	1,377,000
New Academy Finance Co. LLC / New Academy Finance Corp. (Specialty Retail)	(b)(c)	8.000%	06/15/2018	1,000,000	1,030,000
Party City Holdings, Inc. (Specialty Retail)	(b)	8.875%	08/01/2020	550,000	594,000
PC Nextco Holdings LLC / PC Nextco Finance, Inc. (Specialty Retail)	(b)(c)	8.750%	08/15/2019	1,250,000	1,256,250
Penske Automotive Group, Inc. (Specialty Retail)		5.750%	10/01/2022	300,000	295,500
Petco Animal Supplies, Inc. (Specialty Retail)	(b)	9.250%	12/01/2018	1,350,000	1,454,625
Petco Holdings, Inc. (Specialty Retail)	(b)(c)	8.500%	10/15/2017	1,225,000	1,249,500
Sally Holdings LLC , Inc. (Specialty Retail)		5.750%	06/01/2022	125,000	125,937
Sally Holdings LLC , Inc. (Specialty Retail)		6.875%	11/15/2019	700,000	770,000
PVH Corp. (Textiles, Apparel & Luxury Goods)		4.500%	12/15/2022	200,000	190,000
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6.125%	10/15/2020	250,000	260,625
					87,202,003
CONSUMER STAPLES - 5.8%
Constellation Brands, Inc. (Beverages)		6.000%	05/01/2022	725,000	775,750
U.S. Foods, Inc. (Food & Staples Retailing)		8.500%	06/30/2019	2,800,000	2,964,500
B&G Foods, Inc. (Food Products)		4.625%	06/01/2021	525,000	502,687
Dean Foods Co. (Food Products)		7.000%	06/01/2016	550,000	609,125
Dean Foods Co. (Food Products)		9.750%	12/15/2018	275,000	312,812
Del Monte Corp. (Food Products)		7.625%	02/15/2019	2,100,000	2,189,250
Hawk Acquisition Sub, Inc. (Food Products)	(b)	4.250%	10/15/2020	1,875,000	1,792,969
Michael Foods Group, Inc. (Food Products)		9.750%	07/15/2018	1,075,000	1,181,156
Michael Foods Holding, Inc. (Food Products)	(b)(c)	8.500%	07/15/2018	1,500,000	1,560,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)	(b)	4.875%	05/01/2021	1,300,000	1,215,500
Shearer's Foods LLC / Chip Finance Corp. (Food Products)	(b)	9.000%	11/01/2019	625,000	656,250
Smithfield Foods, Inc. (Food Products)		6.625%	08/15/2022	1,275,000	1,318,031
Sun Merger Sub., Inc. (Food Products)	(b)	5.875%	08/01/2021	100,000	101,625
Sun Merger Sub., Inc. (Food Products)	(b)	5.250%	08/01/2018	100,000	102,750
Spectrum Brands, Inc. (Household Products)		6.750%	03/15/2020	1,150,000	1,227,625
First Quality Finance Co., Inc. (Personal Products)	(b)	4.625%	05/15/2021	375,000	342,187
Prestige Brands, Inc. (Personal Products)		8.250%	04/01/2018	475,000	507,062
Prestige Brands, Inc. (Personal Products)		8.125%	02/01/2020	175,000	193,375
					17,552,654
ENERGY - 10.6%
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	02/15/2019	425,000	431,375
Basic Energy Services, Inc. (Energy Equip. & Svs.)		7.750%	10/15/2022	300,000	291,750
CGG (Energy Equip. & Svs.)		7.750%	05/15/2017	1,100,000	1,134,375
CGG (Energy Equip. & Svs.)		9.500%	05/15/2016	253,000	267,231
Chaparral Energy, Inc. (Energy Equip. & Svs.)		9.875%	10/01/2020	1,075,000	1,214,750
Chaparral Energy, Inc. (Energy Equip. & Svs.)		7.625%	11/15/2022	125,000	127,500
Drill Rigs Holdings, Inc. (Energy Equip. & Svs.)	(b)	6.500%	10/01/2017	350,000	363,125
PHI, Inc. (Energy Equip. & Svs.)		8.625%	10/15/2018	850,000	899,937
SESI LLC (Energy Equip. & Svs.)		6.375%	05/01/2019	275,000	292,187
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	250,000	274,375
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	07/15/2022	525,000	542,062
Access Midstream Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	900,000	850,500
Antero Resources Finance Corp. (Oil, Gas & Consumable Fuels)		6.000%	12/01/2020	1,200,000	1,218,000
Approach Resources, Inc. (Oil, Gas & Consumable Fuels)		7.000%	06/15/2021	350,000	351,750
Athlon Holdings LP / Athlon Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.375%	04/15/2021	450,000	461,250
ATP Oil & Gas Corp. (Acquired 04/19/2010 through 02/11/2011, Cost $727,229)(Oil, Gas & Consumable Fuels)	(a)(d)	11.875%	05/01/2015	775,000	5,328
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	575,000	612,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		6.875%	11/15/2020	675,000	732,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	450,000	453,375
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	526,312
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. (Oil, Gas & Consumable Fuels)		6.625%	11/15/2019	800,000	818,000
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	375,000	369,844
El Paso LLC (Oil, Gas & Consumable Fuels)		7.250%	06/01/2018	225,000	253,522
El Paso LLC (Oil, Gas & Consumable Fuels)		6.500%	09/15/2020	900,000	947,316
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		7.500%	10/15/2020	1,750,000	1,881,250
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)		7.750%	06/15/2019	200,000	209,000
Energy XXI Gulf Coast, Inc. (Oil, Gas & Consumable Fuels)	(b)	7.500%	12/15/2021	1,175,000	1,163,250
EP Energy LLC / EP Energy Finance, Inc. (Oil, Gas & Consumable Fuels)		9.375%	05/01/2020	450,000	508,500
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.875%	05/01/2019	250,000	268,125
EPE Holdings LLC / EP Energy Bond Co., Inc. (Oil, Gas & Consumable Fuels)	(b)(c)	8.125%	12/15/2017	417,158	437,494
Forest Oil Corp. (Oil, Gas & Consumable Fuels)		7.250%	06/15/2019	875,000	879,375
Forest Oil Corp. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	400,000	400,000
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2020	475,000	491,625
Inergy Midstream LP / NRGM Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.000%	12/15/2020	400,000	399,000
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	01/15/2021	200,000	197,500
Kodiak Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	02/01/2022	275,000	269,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		8.625%	04/15/2020	750,000	779,062
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		7.750%	02/01/2021	650,000	656,500
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.750%	11/01/2019	150,000	142,125
Linn Energy LLC / Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	05/15/2019	50,000	48,250
Lone Pine Resources Canada Ltd. (Acquired 02/09/2012 through 07/10/2012, Cost $417,194)(Oil, Gas & Consumable Fuels)	(d)(e)	10.375%	02/15/2017	425,000	250,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	604,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	400,000	379,000
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)		5.625%	07/01/2024	825,000	802,312
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		8.000%	06/01/2020	750,000	755,625
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2021	750,000	795,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	01/15/2023	300,000	319,500
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.875%	03/15/2022	250,000	264,375
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.750%	02/01/2022	275,000	294,596
Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels)		6.125%	06/15/2019	300,000	321,856
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2023	225,000	217,125
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		6.875%	12/01/2018	275,000	297,000
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	175,000	168,875
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	4.500%	11/01/2023	225,000	204,750
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	5.625%	02/01/2021	700,000	688,625
Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels)	(b)	5.625%	04/15/2023	225,000	216,844
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	03/15/2021	525,000	532,875
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		8.125%	10/15/2022	625,000	634,375
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	100,000	99,500
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	5.000%	01/15/2024	275,000	254,375
Southern Star Central Corp. (Oil, Gas & Consumable Fuels)		6.750%	03/01/2016	125,000	126,562
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	328,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	225,000	225,562
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)		8.500%	06/15/2019	1,125,000	1,198,125
					32,149,527
FINANCIALS - 4.3%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	650,000	656,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.625%	03/15/2020	250,000	256,875
Nuveen Investments, Inc. (Capital Markets)	(b)	9.500%	10/15/2020	1,450,000	1,424,625
CIT Group, Inc. (Commercial Banks)	(b)	6.625%	04/01/2018	700,000	773,500
CIT Group, Inc. (Commercial Banks)		5.250%	03/15/2018	675,000	710,437
CIT Group, Inc. (Commercial Banks)		5.375%	05/15/2020	225,000	234,000
CIT Group, Inc. (Commercial Banks)		5.000%	05/15/2017	575,000	607,344
CIT Group, Inc. (Commercial Banks)		4.250%	08/15/2017	600,000	613,500
Ally Financial, Inc. (Consumer Finance)		8.000%	11/01/2031	225,000	254,250
Ally Financial, Inc. (Consumer Finance)		8.300%	02/12/2015	1,975,000	2,133,000
Ally Financial, Inc. (Consumer Finance)		8.000%	03/15/2020	375,000	433,125
Ally Financial, Inc. (Consumer Finance)		7.500%	09/15/2020	625,000	704,687
Ally Financial, Inc. (Consumer Finance)		6.250%	12/01/2017	300,000	321,987
Ally Financial, Inc. (Consumer Finance)		5.500%	02/15/2017	250,000	263,411
Ally Financial, Inc. (Consumer Finance)		4.750%	09/10/2018	300,000	299,047
Interactive Data Corp. (Diversified Financial Svs.)		10.250%	08/01/2018	800,000	890,000
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		9.625%	06/15/2018	1,125,000	1,223,437
TransUnion Holding Co., Inc. (Diversified Financial Svs.)		8.125%	06/15/2018	525,000	559,125
Reliance Intermediate Holdings LP (Insurance)	(b)	9.500%	12/15/2019	550,000	603,625
Host Hotels & Resorts LP (Real Estate Investment Trusts)		6.750%	06/01/2016	19,000	19,276
					12,981,751
HEALTH CARE - 10.8%
Grifols, Inc. (Biotechnology)		8.250%	02/01/2018	650,000	701,187
Biomet, Inc. (Health Care Equip. & Supplies)		6.500%	10/01/2020	1,075,000	1,095,156
Biomet, Inc. (Health Care Equip. & Supplies)		6.500%	08/01/2020	1,175,000	1,219,063
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.750%	10/15/2017	250,000	253,750
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		7.750%	04/15/2018	1,425,000	1,417,875
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		9.875%	04/15/2018	325,000	346,125
DJO Finance LLC / DJO Finance Corp. (Health Care Equip. & Supplies)		8.750%	03/15/2018	75,000	81,938
Hologic, Inc. (Health Care Equip. & Supplies)		6.250%	08/01/2020	525,000	549,281
VWR Funding, Inc. (Health Care Equip. & Supplies)		7.250%	09/15/2017	1,600,000	1,696,000
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	450,000	447,188
Envision Healthcare Corp. (Health Care Providers & Svs.)		8.125%	06/01/2019	1,600,000	1,736,000
HCA Holdings, Inc. (Health Care Providers & Svs.)		7.750%	05/15/2021	1,725,000	1,839,281
HCA Holdings, Inc. (Health Care Providers & Svs.)		6.250%	02/15/2021	225,000	229,219
HCA, Inc. (Health Care Providers & Svs.)		7.500%	11/06/2033	225,000	225,563
HCA, Inc. (Health Care Providers & Svs.)		7.500%	02/15/2022	2,475,000	2,722,500
HCA, Inc. (Health Care Providers & Svs.)		6.500%	02/15/2020	275,000	298,719
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	950,000	935,750
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	1,450,000	1,511,625
Jaguar Holding Co. I (Health Care Providers & Svs.)	(b)(c)	9.375%	10/15/2017	800,000	850,000
Jaguar Holding Co. II / Jaguar Merger Sub, Inc. (Health Care Providers & Svs.)	(b)	9.500%	12/01/2019	1,050,000	1,185,187
MPH Intermediate Holding Co. 2 (Health Care Providers & Svs.)	(b)(c)	8.375%	08/01/2018	975,000	1,002,422
Multiplan, Inc. (Health Care Providers & Svs.)	(b)	9.875%	09/01/2018	1,700,000	1,887,000
Omnicare, Inc. (Health Care Providers & Svs.)		7.750%	06/01/2020	375,000	412,734
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	4.375%	10/01/2021	675,000	623,531
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(b)	8.125%	04/01/2022	675,000	706,219
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	575,000	541,219
United Surgical Partners International, Inc. (Health Care Providers & Svs.)		9.000%	04/01/2020	850,000	937,125
Universal Hospital Services, Inc. (Health Care Providers & Svs.)		7.625%	08/15/2020	1,025,000	1,063,438
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. (Health Care Providers & Svs.)		8.000%	02/01/2018	775,000	821,500
Emdeon, Inc. (Health Care Technology)		11.000%	12/31/2019	1,100,000	1,258,125
Healthcare Technology Intermediate, Inc. (Health Care Technology)	(b)(c)	7.375%	09/01/2018	1,025,000	1,051,906
Legend Acquisition Sub, Inc. (Health Care Technology)	(b)	10.750%	08/15/2020	625,000	509,375
Truven Health Analytics, Inc. (Health Care Technology)		10.625%	06/01/2020	700,000	766,500
VPII Escrow Corp. (Pharmaceuticals)	(b)	7.500%	07/15/2021	1,600,000	1,732,000
VPII Escrow Corp. (Pharmaceuticals)	(b)	6.750%	08/15/2018	125,000	134,375
					32,788,876
INDUSTRIALS - 12.4%
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(b)	7.750%	12/15/2020	1,025,000	1,058,313
B/E Aerospace, Inc. (Aerospace & Defense)		5.250%	04/01/2022	750,000	748,125
TransDigm, Inc. (Aerospace & Defense)		7.750%	12/15/2018	1,200,000	1,284,000
TransDigm, Inc. (Aerospace & Defense)	(b)	7.500%	07/15/2021	300,000	324,000
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	270,875
Allegion U.S. Holding Co., Inc. (Building Products)	(b)	5.750%	10/01/2021	325,000	328,250
Building Materials Corp. of America (Building Products)	(b)	7.500%	03/15/2020	225,000	243,563
Building Materials Corp. of America (Building Products)	(b)	6.750%	05/01/2021	375,000	404,063
CPG Merger Sub. LLC (Building Products)	(b)	8.000%	10/01/2021	450,000	459,563
Masonite International Corp. (Building Products)	(b)	8.250%	04/15/2021	750,000	826,875
Nortek, Inc. (Building Products)		10.000%	12/01/2018	600,000	661,500
Nortek, Inc. (Building Products)		8.500%	04/15/2021	1,250,000	1,365,625
Ply Gem Industries, Inc. (Building Products)		8.250%	02/15/2018	939,000	1,009,425
Ply Gem Industries, Inc. (Building Products)		9.375%	04/15/2017	180,000	190,800
Roofing Supply Group LLC / Roofing Supply Finance, Inc. (Building Products)	(b)	10.000%	06/01/2020	700,000	787,500
Unifrax I LLC / Unifrax Holding Co. (Paper & Forest Products)	(b)	7.500%	02/15/2019	600,000	603,000
ADS Waste Holdings, Inc. (Commercial Svs. & Supplies)	(b)	8.250%	10/01/2020	575,000	609,500
ARAMARK Corp. (Commercial Svs. & Supplies)	(b)	5.750%	03/15/2020	1,350,000	1,370,250
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	9.750%	03/15/2017	1,200,000	1,284,000
Iron Mountain, Inc. (Commercial Svs. & Supplies)		7.750%	10/01/2019	525,000	579,469
Iron Mountain, Inc. (Commercial Svs. & Supplies)		5.750%	08/15/2024	200,000	181,000
Maxim Crane Works LP / Maxim Finance Corp. (Commercial Svs. & Supplies)	(b)	12.250%	04/15/2015	300,000	312,000
Mustang Merger Corp. (Commercial Svs. & Supplies)	(b)	8.500%	08/15/2021	375,000	373,125
Logo Merger Sub Corp. (Commercial Svs. & Supplies)	(b)	8.375%	10/15/2020	1,150,000	1,196,000
United Rentals North America, Inc. (Commercial Svs. & Supplies)		8.375%	09/15/2020	1,150,000	1,279,375
United Rentals North America, Inc. (Commercial Svs. & Supplies)		7.375%	05/15/2020	100,000	108,250
MasTec, Inc. (Construction & Engineering)		4.875%	03/15/2023	275,000	258,500
CommScope Holding Co., Inc. (Electrical Equip.)	(b)(c)	6.625%	06/01/2020	950,000	950,000
CommScope, Inc. (Electrical Equip.)	(b)	8.250%	01/15/2019	1,425,000	1,563,938
General Cable Corp. (Electrical Equip.)	(b)	5.750%	10/01/2022	750,000	721,875
Viasystems, Inc. (Electrical Equip.)	(b)	7.875%	05/01/2019	725,000	773,938
Amsted Industries, Inc. (Machinery)	(b)	8.125%	03/15/2018	175,000	186,375
Dematic SA / DH Services Luxembourg Sarl (Machinery)	(b)	7.750%	12/15/2020	775,000	809,875
Dynacast International LLC / Dynacast Finance, Inc. (Machinery)		9.250%	07/15/2019	825,000	907,500
Gardner Denver, Inc. (Machinery)	(b)	6.875%	08/15/2021	525,000	521,063
Mcron Finance Sub. LLC / Mcron Finance Corp. (Machinery)	(b)	8.375%	05/15/2019	425,000	466,438
Milacron LLC / Mcron Finance Corp. (Machinery)	(b)	7.750%	02/15/2021	200,000	207,500
Mueller Water Products, Inc. (Machinery)		7.375%	06/01/2017	675,000	695,250
Mueller Water Products, Inc. (Machinery)		8.750%	09/01/2020	480,000	530,400
Schaeffler Finance BV (Machinery)	(b)	8.500%	02/15/2019	875,000	980,000
Schaeffler Finance BV (Machinery)	(b)	7.750%	02/15/2017	475,000	534,375
Schaeffler Finance BV (Machinery)	(b)	4.750%	05/15/2021	375,000	365,625
Schaeffler Holding Finance BV (Machinery)	(b)(c)	6.875%	08/15/2018	475,000	499,938
Titan International, Inc. (Machinery)	(b)	6.875%	10/01/2020	400,000	405,000
Hertz Corp. / The (Road & Rail)		7.500%	10/15/2018	100,000	108,250
Hertz Corp. / The (Road & Rail)		6.750%	04/15/2019	1,025,000	1,089,063
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	5.625%	04/15/2021	125,000	123,281
Interline Brands, Inc. (Trading Companies & Distributors)		7.500%	11/15/2018	700,000	744,625
Interline Brands, Inc. (Trading Companies & Distributors)	(c)	10.000%	11/15/2018	1,025,000	1,124,938
International Lease Finance Corp. (Trading Companies & Distributors)		8.750%	03/15/2017	1,900,000	2,189,750
International Lease Finance Corp. (Trading Companies & Distributors)		5.750%	05/15/2016	250,000	266,372
International Lease Finance Corp. (Trading Companies & Distributors)		5.875%	08/15/2022	700,000	693,000
International Lease Finance Corp. (Trading Companies & Distributors)		4.625%	04/15/2021	350,000	324,787
Rexel SA (Trading Companies & Distributors)	(b)	6.125%	12/15/2019	1,000,000	1,027,500
Rexel SA (Trading Companies & Distributors)	(b)	5.250%	06/15/2020	750,000	735,000
					37,662,602
INFORMATION TECHNOLOGY - 10.3%
NCR Corp. (Computers & Peripherals)		5.000%	07/15/2022	450,000	420,750
NCR Corp. (Computers & Peripherals)		4.625%	02/15/2021	475,000	447,688
Seagate HDD Cayman (Computers & Peripherals)		6.875%	05/01/2020	375,000	412,500
Seagate HDD Cayman (Computers & Peripherals)		7.000%	11/01/2021	125,000	139,375
Seagate HDD Cayman (Computers & Peripherals)	(b)	4.750%	06/01/2023	1,300,000	1,257,750
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.625%	05/01/2019	300,000	310,500
Belden, Inc. (Electrical Equip.)	(b)	5.500%	09/01/2022	925,000	897,250
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(b)	8.750%	12/15/2019	525,000	568,969
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		5.000%	02/15/2023	325,000	310,375
Flextronics International Ltd. (Electronic Equip., Instr. & Comp.)		4.625%	02/15/2020	300,000	292,500
Kemet Corp. (Electronic Equip., Instr. & Comp.)		10.500%	05/01/2018	1,225,000	1,096,375
IAC/InterActiveCorp (Internet Software & Svs.)		4.750%	12/15/2022	700,000	647,500
VeriSign, Inc. (Internet Software & Svs.)	(b)	4.625%	05/01/2023	250,000	236,250
Compiler Finance Sub, Inc. (IT Svs.)	(b)	7.000%	05/01/2021	450,000	445,500
CoreLogic, Inc. (IT Svs.)		7.250%	06/01/2021	975,000	1,043,250
First Data Corp. (IT Svs.)	(b)(c)	8.750%	01/15/2022	2,825,000	2,959,188
First Data Corp. (IT Svs.)	(b)	8.250%	01/15/2021	475,000	492,813
First Data Corp. (IT Svs.)	(b)	11.250%	01/15/2021	400,000	420,000
iGATE Corp. (IT Svs.)		9.000%	05/01/2016	1,000,000	1,077,500
Lender Processing Services, Inc. (IT Svs.)		5.750%	04/15/2023	1,075,000	1,108,594
SunGard Data Systems, Inc. (IT Svs.)		7.625%	11/15/2020	200,000	215,000
SunGard Data Systems, Inc. (IT Svs.)		7.375%	11/15/2018	175,000	185,938
SunGard Data Systems, Inc. (IT Svs.)		6.625%	11/01/2019	625,000	640,625
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.750%	08/01/2020	325,000	319,719
Advanced Micro Devices, Inc. (Semiconductors & Equip.)		7.500%	08/15/2022	300,000	288,750
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	9.250%	04/15/2018	725,000	788,438
Freescale Semiconductor, Inc. (Semiconductors & Equip.)		10.750%	08/01/2020	425,000	474,938
Magnachip Semiconductor Corp. (Semiconductors & Equip.)	(b)	6.625%	07/15/2021	450,000	446,625
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	02/15/2021	200,000	204,000
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.750%	03/15/2023	200,000	198,500
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.750%	06/01/2018	375,000	367,500
ACI Worldwide, Inc. (Software)	(b)	6.375%	08/15/2020	175,000	178,500
Activision Blizzard, Inc. (Software)	(b)	6.125%	09/15/2023	300,000	302,250
Activision Blizzard, Inc. (Software)	(b)	5.625%	09/15/2021	175,000	175,656
Aspect Software, Inc. (Software)		10.625%	05/15/2017	475,000	476,188
Audatex North America, Inc. (Software)	(b)	6.000%	06/15/2021	300,000	307,500
BMC Software Finance, Inc. (Software)	(b)	8.125%	07/15/2021	1,175,000	1,224,938
Eagle Midco, Inc. (Software)	(b)	9.000%	06/15/2018	975,000	984,750
Epicor Software Corp. (Software)		8.625%	05/01/2019	1,625,000	1,742,813
Infor (US), Inc. (Software)		9.375%	04/01/2019	1,050,000	1,178,625
Infor (US), Inc. (Software)		11.500%	07/15/2018	1,300,000	1,508,000
Nuance Communications, Inc. (Software)	(b)	5.375%	08/15/2020	1,050,000	997,500
Serena Software, Inc. (Software)		10.375%	03/15/2016	200,000	202,000
Sophia LP / Sophia Finance, Inc. (Software)	(b)	9.750%	01/15/2019	1,650,000	1,798,500
SSI Investments II Ltd. / SSI Co-Issuer LLC (Software)		11.125%	06/01/2018	1,250,000	1,381,250
					31,173,130
MATERIALS - 7.7%
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	175,000	173,688
Ashland, Inc. (Chemicals)		4.750%	08/15/2022	125,000	117,813
Axiall Corp. (Chemicals)	(b)	4.875%	05/15/2023	100,000	95,125
Eagle Spinco, Inc. (Chemicals)	(b)	4.625%	02/15/2021	200,000	192,750
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		8.875%	02/01/2018	900,000	936,000
Hexion U.S. Finance Corp / Hexion Nova Scotia Finance ULC (Chemicals)		9.000%	11/15/2020	650,000	638,625
Hexion U.S. Finance Corp. (Chemicals)		6.625%	04/15/2020	425,000	427,125
Huntsman International LLC (Chemicals)		8.625%	03/15/2020	325,000	359,125
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	250,000	238,125
Koppers, Inc. (Chemicals)		7.875%	12/01/2019	275,000	299,063
Momentive Performance Materials, Inc. (Chemicals)		10.000%	10/15/2020	500,000	524,375
OMNOVA Solutions, Inc. (Chemicals)		7.875%	11/01/2018	1,025,000	1,083,938
Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp. (Chemicals)	(b)	6.500%	04/15/2021	275,000	270,875
Scotts Miracle-Gro Co. / The (Chemicals)		6.625%	12/15/2020	550,000	587,125
U.S. Coatings Acquisition, Inc. / Flash Dutch 2 BV (Chemicals)	(b)	7.375%	05/01/2021	1,125,000	1,181,250
Union Carbide Corp. (Chemicals)		7.875%	04/01/2023	100,000	122,912
Ardagh Packaging Finance Plc (Containers & Packaging)	(b)	9.125%	10/15/2020	1,325,000	1,411,125
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	9.125%	10/15/2020	425,000	450,500
Ardagh Packaging Finance PLC / Ardagh MP Holdings U.S.A., Inc. (Containers & Packaging)	(b)	7.000%	11/15/2020	275,000	265,375
Ball Corp. (Containers & Packaging)		4.000%	11/15/2023	875,000	789,688
Berry Plastics Corp. (Containers & Packaging)		9.500%	05/15/2018	550,000	598,125
BOE Merger Corp. (Containers & Packaging)	(b)(c)	9.500%	11/01/2017	825,000	862,125
BWAY Holding Co. (Containers & Packaging)		10.000%	06/15/2018	900,000	985,500
Crown Americas LLC / Crown Americas Capital Corp. IV (Containers & Packaging)	(b)	4.500%	01/15/2023	175,000	161,000
Greif, Inc. (Containers & Packaging)		7.750%	08/01/2019	475,000	539,125
Packaging Dynamics Corp. (Containers & Packaging)	(b)	8.750%	02/01/2016	750,000	780,000
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	205,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.500%	05/15/2018	775,000	813,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.000%	04/15/2019	675,000	712,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		8.250%	02/15/2021	1,875,000	1,898,438
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		9.875%	08/15/2019	1,275,000	1,389,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		7.125%	04/15/2019	175,000	186,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,000,000	1,008,750
Sealed Air Corp. (Containers & Packaging)	(b)	8.375%	09/15/2021	1,350,000	1,535,625
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	12/01/2020	125,000	131,563
Century Aluminum Co. (Metals & Mining)	(b)	7.500%	06/01/2021	725,000	674,250
Compass Minerals International, Inc. (Metals & Mining)		8.000%	06/01/2019	275,000	295,625
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.250%	04/15/2023	125,000	118,438
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	275,000	248,875
					23,310,354
TELECOMMUNICATION SERVICES - 5.0%
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		8.875%	06/01/2019	350,000	376,250
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.125%	07/01/2019	925,000	996,688
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		8.625%	07/15/2020	275,000	301,813
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		7.000%	06/01/2020	475,000	482,125
Digicel Group Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/30/2020	1,575,000	1,638,000
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	8.250%	09/01/2017	675,000	702,844
Digicel Ltd. (Wireless Telecom. Svs.)	(b)	6.000%	04/15/2021	600,000	565,500
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		7.875%	09/01/2018	725,000	786,625
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)		6.625%	11/15/2020	875,000	910,000
MetroPCS Wireless, Inc. (Wireless Telecom. Svs.)	(b)	6.625%	04/01/2023	450,000	452,813
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	1,100,000	987,250
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.900%	05/01/2019	1,875,000	1,935,938
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	9.000%	11/15/2018	1,025,000	1,204,375
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(b)	7.000%	03/01/2020	350,000	378,000
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	1,100,000	1,017,500
Sprint Corp. (Wireless Telecom. Svs.)	(b)	7.875%	09/15/2023	675,000	690,188
Syniverse Holdings, Inc. (Wireless Telecom. Svs.)		9.125%	01/15/2019	1,600,000	1,732,000
					15,157,909
UTILITIES - 1.5%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)		10.000%	12/01/2020	750,000	794,063
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	12.250%	03/01/2022	375,000	423,750
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. (Electric Utilities)	(b)	6.875%	08/15/2017	375,000	383,438
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.500%	10/01/2018	211,000	226,825
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		7.375%	08/01/2021	372,000	399,900
Dynegy, Inc. (Ind. Power Prod. & Energy Traders)	(b)	5.875%	06/01/2023	175,000	160,125
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		8.250%	09/01/2020	750,000	826,875
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.875%	05/15/2021	475,000	510,625
NRG Energy, Inc. (Ind. Power Prod. & Energy Traders)		7.625%	05/15/2019	700,000	742,000
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $95,245)(Multi-Utilities)	(b)(e)	6.125%	03/25/2019	108,090	91,999
					4,559,600
Total Corporate Bonds (Cost $285,112,705)					$294,538,406

Common Stocks - 0.1%				Shares	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles)	(a)			4,443	$159,815
Total Common Stocks (Cost $415,829)					$159,815

Preferred Stocks - 0.1%				Shares	Value
FINANCIALS - 0.1%
Ally Financial, Inc. (Consumer Finance)	(b)			346	$330,625
Total Preferred Stocks (Cost $0)					$330,625

Warrants - 0.1%				Quantity	Value
CONSUMER DISCRETIONARY - 0.1%
General Motors Co. (Automobiles) Expiration: 07/10/16, Exercise Price: $10.00	(a)			4,039	$106,710
General Motors Co. (Automobiles) Expiration: 07/10/19, Exercise Price: $18.33	(a)			4,039	75,126
Total Warrants (Cost $476,540)					$181,836

Other - 0.0%				Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Motors Liquidation Co. GUC Trust (Automobiles)	(a)			1,116	$39,562
Total Other (Cost $0)					$39,562

Total Investments - 97.5% (Cost $286,005,074)	(f)				$295,250,244
Other Assets in Excess of Liabilities - 2.5%					7,689,094
Net Assets - 100.0%					$302,939,338

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2013, the value of these securities totaled $112,255,754, or 37.1% of the Portfolio's net assets. Unless also noted with (e), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond. Rate presented is the coupon rate for the cash option.

(d) Represents a security that is in default. Unless noted by (e), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(e) Represents a security deemed to be illiquid. At September 30, 2013, the value of illiquid securities in the Portfolio totaled $342,749, or 0.1% of the Portfolio's net assets.

(f) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Growth Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 99.1%		Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Fox Factory Holding Corp. (Auto Components)	(a)	2,550	$49,138
Tenneco, Inc. (Auto Components)	(a)	10,850	547,925
Outerwall, Inc. (Diversified Consumer Svs.)	(a)	7,252	362,527
Sotheby's (Diversified Consumer Svs.)		5,995	294,534
Bally Technologies, Inc. (Hotels, Restaurants & Leisure)	(a)	20,816	1,500,001
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	8,665	248,859
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	10,780	386,894
Orient-Express Hotels Ltd. Class A (Hotels, Restaurants & Leisure)	(a)	45,905	595,847
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	17,728	444,086
SHFL Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	49,569	1,140,087
Universal Electronics, Inc. (Household Durables)	(a)	22,697	817,773
Chico's FAS, Inc. (Specialty Retail)		22,859	380,831
Genesco, Inc. (Specialty Retail)	(a)	32,848	2,154,172
TravelCenters of America LLC (Specialty Retail)	(a)	26,640	209,124
Vitamin Shoppe, Inc. (Specialty Retail)	(a)	28,946	1,266,388
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	15,649	842,386
			11,240,572
CONSUMER STAPLES - 4.4%
Fresh Market, Inc. / The (Food & Staples Retailing)	(a)	19,434	919,423
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	(a)	31,854	1,264,604
WhiteWave Foods Co. Class A (Food Products)	(a)	55,345	1,105,240
			3,289,267
ENERGY - 5.8%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,154	476,672
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	19,313	1,628,086
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	20,041	1,289,438
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	17,995	884,094
			4,278,290
FINANCIALS - 6.7%
UMB Financial Corp. (Commercial Banks)		10,712	582,090
Cash America International, Inc. (Consumer Finance)		11,660	527,965
KKR Financial Holdings LLC (Diversified Financial Svs.)		33,455	345,590
Validus Holdings Ltd. (Insurance)		23,980	886,780
Geo Group, Inc. / The (Real Estate Investment Trusts)		37,961	1,262,203
Redwood Trust, Inc. (Real Estate Investment Trusts)		13,396	263,767
Two Harbors Investment Corp. (Real Estate Investment Trusts)		47,140	457,729
Home Loan Servicing Solutions Ltd. (Thrifts & Mortgage Finance)		29,564	650,704
			4,976,828
HEALTH CARE - 23.3%
Acorda Therapeutics, Inc. (Biotechnology)	(a)	25,511	874,517
Aegerion Pharmaceuticals, Inc. (Biotechnology)	(a)	2,165	185,562
Ariad Pharmaceuticals, Inc. (Biotechnology)	(a)	33,660	619,344
Cubist Pharmaceuticals, Inc. (Biotechnology)	(a)	16,857	1,071,262
Ophthotech Corp. (Biotechnology)	(a)	3,957	117,562
Seattle Genetics, Inc. (Biotechnology)	(a)	18,295	801,870
Theravance, Inc. (Biotechnology)	(a)	31,648	1,294,087
United Therapeutics Corp. (Biotechnology)	(a)	17,920	1,412,992
ArthroCare Corp. (Health Care Equip. & Supplies)	(a)	29,850	1,062,063
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		8,630	1,119,225
HeartWare International, Inc. (Health Care Equip. & Supplies)	(a)	7,422	543,365
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,300	1,024,029
Thoratec Corp. (Health Care Equip. & Supplies)	(a)	26,122	974,089
Air Methods Corp. (Health Care Providers & Svs.)		20,987	894,046
Centene Corp. (Health Care Providers & Svs.)	(a)	21,556	1,378,722
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	16,999	644,942
MedAssets, Inc. (Health Care Technology)	(a)	42,946	1,091,687
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	20,301	1,019,719
Salix Pharmaceuticals Ltd. (Pharmaceuticals)	(a)	17,087	1,142,779
			17,271,862
INDUSTRIALS - 15.2%
Hexcel Corp. (Aerospace & Defense)	(a)	32,457	1,259,332
Triumph Group, Inc. (Aerospace & Defense)		5,311	372,938
JetBlue Airways Corp. (Airlines)	(a)	94,010	626,107
U.S. Airways Group, Inc. (Airlines)	(a)	21,778	412,911
PGT, Inc. (Building Products)	(a)	45,609	451,985
Trex Co., Inc. (Building Products)	(a)	10,208	505,602
USG Corp. (Building Products)	(a)	8,230	235,213
Waste Connections, Inc. (Commercial Svs. & Supplies)		21,672	984,126
Foster Wheeler AG (Construction & Engineering)	(a)	16,762	441,511
Northwest Pipe Co. (Construction & Engineering)	(a)	20,161	662,894
General Cable Corp. (Electrical Equip.)		17,223	546,830
Thermon Group Holdings, Inc. (Electrical Equip.)	(a)	18,950	437,935
Chart Industries, Inc. (Machinery)	(a)	6,082	748,329
Colfax Corp. (Machinery)	(a)	13,969	789,109
Manitowoc Co., Inc. / The (Machinery)		25,894	507,005
Trimas Corp. (Machinery)	(a)	11,178	416,939
WABCO Holdings, Inc. (Machinery)	(a)	5,262	443,376
Woodward, Inc. (Machinery)		12,464	508,905
Landstar System, Inc. (Road & Rail)		10,655	596,467
Quality Distribution, Inc. (Road & Rail)	(a)	36,439	336,696
			11,284,210
INFORMATION TECHNOLOGY - 22.6%
Aruba Networks, Inc. (Communications Equip.)	(a)	20,040	333,466
Ixia (Communications Equip.)	(a)	11,993	187,930
Fusion-io, Inc. (Computers & Peripherals)	(a)	18,310	245,171
Coherent, Inc. (Electronic Equip., Instr. & Comp.)		11,508	707,167
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	46,706	822,960
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)		13,120	738,787
Angie's List, Inc. (Internet Software & Svs.)	(a)	29,491	663,548
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	23,021	1,184,200
Demandware, Inc. (Internet Software & Svs.)	(a)	13,498	625,362
Marin Software, Inc. (Internet Software & Svs.)	(a)	21,662	271,858
Monster Worldwide, Inc. (Internet Software & Svs.)	(a)	119,471	528,062
Trulia, Inc. (Internet Software & Svs.)	(a)	25,394	1,194,280
Cavium, Inc. (Semiconductors & Equip.)	(a)	24,130	994,156
EZchip Semiconductor Ltd. (Semiconductors & Equip.)	(a)	13,353	329,018
SunEdison, Inc. (Semiconductors & Equip.)	(a)	32,995	262,970
Teradyne, Inc. (Semiconductors & Equip.)	(a)	41,950	693,014
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	17,850	664,556
Aspen Technology, Inc. (Software)	(a)	17,033	588,490
Compuware Corp. (Software)		28,941	324,139
Concur Technologies, Inc. (Software)	(a)	7,510	829,855
Fortinet, Inc. (Software)	(a)	43,412	879,527
Guidewire Software, Inc. (Software)	(a)	10,398	489,850
Imperva, Inc. (Software)	(a)	10,475	440,160
NICE Systems Ltd. - ADR (Software)		19,587	810,314
Qlik Technologies, Inc. (Software)	(a)	29,205	999,979
TIBCO Software, Inc. (Software)	(a)	15,351	392,832
Ultimate Software Group, Inc. / The (Software)	(a)	3,997	589,158
			16,790,809
MATERIALS - 5.9%
Axiall Corp. (Chemicals)		9,746	368,301
Huntsman Corp. (Chemicals)		37,381	770,422
Quaker Chemical Corp. (Chemicals)		15,619	1,140,968
Texas Industries, Inc. (Construction Materials)	(a)	16,861	1,118,053
RTI International Metals, Inc. (Metals & Mining)	(a)	29,844	956,202
			4,353,946
Total Common Stocks (Cost $54,028,350)			$73,485,784

Money Market Funds - 1.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,198,000	$1,198,000
Total Money Market Funds (Cost $1,198,000)			$1,198,000

Total Investments - 100.7% (Cost $55,226,350)	(b)		$74,683,784
Liabilities in Excess of Other Assets - (0.7)%			(548,573)
Net Assets - 100.0%			$74,135,211

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 96.5%		Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Tesla Motors, Inc. (Automobiles)	(a)	2,625	$507,727
Starbucks Corp. (Hotels, Restaurants & Leisure)		16,250	1,250,762
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		2,200	347,622
Garmin Ltd. (Household Durables)		4,225	190,928
Amazon.com, Inc. (Internet & Catalog Retail)	(a)	9,900	3,095,136
Expedia, Inc. (Internet & Catalog Retail)		2,675	138,538
Liberty Interactive Corp. Class A (Internet & Catalog Retail)	(a)	10,625	249,369
Netflix, Inc. (Internet & Catalog Retail)	(a)	1,275	394,243
priceline.com, Inc. (Internet & Catalog Retail)	(a)	1,125	1,137,319
Mattel, Inc. (Leisure Equip. & Products)		7,450	311,857
Charter Communications, Inc. Class A (Media)	(a)	2,200	296,472
Comcast Corp. Class A (Media)		46,172	2,084,666
DIRECTV (Media)	(a)	11,875	709,531
Discovery Communications, Inc. Class A (Media)	(a)	3,175	268,034
Liberty Global PLC Class A (Media)	(a)	4,825	382,864
Liberty Media Corp. (Media)	(a)	2,400	353,160
Sirius XM Radio, Inc. (Media)		134,375	520,031
Twenty-First Century Fox, Inc. (Media)		32,850	1,100,475
Viacom, Inc. Class B (Media)		9,225	771,025
Dollar Tree, Inc. (Multiline Retail)	(a)	4,825	275,797
Sears Holdings Corp. (Multiline Retail)	(a)	2,300	137,172
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	4,725	365,526
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,350	299,836
Ross Stores, Inc. (Specialty Retail)		4,725	343,980
Staples, Inc. (Specialty Retail)		14,300	209,495
Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,225	142,394
			15,883,959
CONSUMER STAPLES - 4.8%
Monster Beverage Corp. (Beverages)	(a)	3,625	189,406
Costco Wholesale Corp. (Food & Staples Retailing)		9,460	1,089,035
Whole Foods Market, Inc. (Food & Staples Retailing)		8,050	470,925
Green Mountain Coffee Roasters, Inc. (Food Products)	(a)	3,250	244,822
Kraft Foods Group, Inc. (Food Products)		12,900	676,476
Mondelez International, Inc. Class A (Food Products)		38,525	1,210,456
			3,881,120
HEALTH CARE - 13.2%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	4,225	490,776
Amgen, Inc. (Biotechnology)		16,297	1,824,286
Biogen Idec, Inc. (Biotechnology)	(a)	5,150	1,239,914
Celgene Corp. (Biotechnology)	(a)	8,900	1,369,977
Gilead Sciences, Inc. (Biotechnology)	(a)	33,125	2,081,575
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,100	657,027
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,050	382,891
DENTSPLY International, Inc. (Health Care Equip. & Supplies)		3,075	133,486
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	850	319,829
Catamaran Corp. (Health Care Providers & Svs.)	(a)	4,450	204,478
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	17,625	1,088,872
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	1,875	194,437
Cerner Corp. (Health Care Technology)	(a)	7,425	390,184
Mylan, Inc. (Pharmaceuticals)	(a)	8,275	315,857
			10,693,589
INDUSTRIALS - 2.0%
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,450	205,482
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,475	197,168
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	1,850	213,490
PACCAR, Inc. (Machinery)		7,664	426,578
Verisk Analytics, Inc. Class A (Professional Svs.)	(a)	3,625	235,480
Fastenal Co. (Trading Companies & Distributors)		6,425	322,856
			1,601,054
INFORMATION TECHNOLOGY - 55.3%
Cisco Systems, Inc. (Communications Equip.)		115,650	2,708,523
F5 Networks, Inc. (Communications Equip.)	(a)	1,700	145,792
QUALCOMM, Inc. (Communications Equip.)		37,120	2,500,403
Apple, Inc. (Computers & Peripherals)		19,670	9,377,672
Dell, Inc. (Computers & Peripherals)		38,050	523,949
NetApp, Inc. (Computers & Peripherals)		7,360	313,683
SanDisk Corp. (Computers & Peripherals)		5,200	309,452
Seagate Technology PLC (Computers & Peripherals)		7,725	337,892
Western Digital Corp. (Computers & Peripherals)		5,125	324,925
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	3,850	199,045
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	5,950	923,321
eBay, Inc. (Internet Software & Svs.)	(a)	28,010	1,562,678
Equinix, Inc. (Internet Software & Svs.)	(a)	1,075	197,424
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	39,325	1,975,688
Google, Inc. Class A (Internet Software & Svs.)	(a)	5,925	5,189,767
Yahoo!, Inc. (Internet Software & Svs.)	(a)	22,085	732,339
Automatic Data Processing, Inc. (IT Svs.)		10,450	756,371
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	6,525	535,833
Fiserv, Inc. (IT Svs.)	(a)	2,812	284,153
Paychex, Inc. (IT Svs.)		7,920	321,869
Altera Corp. (Semiconductors & Equip.)		6,925	257,333
Analog Devices, Inc. (Semiconductors & Equip.)		6,725	316,411
Applied Materials, Inc. (Semiconductors & Equip.)		26,025	456,479
Avago Technologies Ltd. (Semiconductors & Equip.)		5,350	230,692
Broadcom Corp. Class A (Semiconductors & Equip.)		11,450	297,815
Intel Corp. (Semiconductors & Equip.)		107,820	2,471,234
KLA-Tencor Corp. (Semiconductors & Equip.)		3,575	217,539
Linear Technology Corp. (Semiconductors & Equip.)		5,055	200,481
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		6,175	184,015
Microchip Technology, Inc. (Semiconductors & Equip.)		4,275	172,240
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	22,475	392,638
NVIDIA Corp. (Semiconductors & Equip.)		12,512	194,687
Texas Instruments, Inc. (Semiconductors & Equip.)		23,825	959,433
Xilinx, Inc. (Semiconductors & Equip.)		5,755	269,679
Activision Blizzard, Inc. (Software)		24,225	403,831
Adobe Systems, Inc. (Software)	(a)	10,880	565,107
Autodesk, Inc. (Software)	(a)	4,825	198,645
CA, Inc. (Software)		9,850	292,250
Check Point Software Technologies Ltd. (Software)	(a)	4,245	240,097
Citrix Systems, Inc. (Software)	(a)	4,050	285,971
Intuit, Inc. (Software)		6,430	426,373
Microsoft Corp. (Software)		180,275	6,004,960
Nuance Communications, Inc. (Software)	(a)	6,725	125,724
Symantec Corp. (Software)		15,148	374,913
			44,759,326
MATERIALS - 0.4%
Sigma-Aldrich Corp. (Chemicals)		2,600	221,780
Randgold Resources Ltd. - ADR (Metals & Mining)		1,075	76,895
			298,675
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. Class A (Wireless Telecom. Svs.)	(a)	2,775	223,276
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		21,800	766,924
			990,200
Total Common Stocks (Cost $50,421,941)			$78,107,923

Exchange Traded Funds - 3.8%		Shares	Value
PowerShares QQQ Trust Series 1		39,015	$3,076,333
Total Exchange Traded Funds (Cost $2,984,802)			$3,076,333

Total Investments - 100.3% (Cost $53,406,743)	(b)		$81,184,256
Liabilities in Excess of Other Assets - (0.3)%			(282,601)
Net Assets - 100.0%			$80,901,655

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

 (a) Non-income producing security.

 (b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 99.1%		Shares	Value
CONSUMER DISCRETIONARY - 16.1%
General Motors Co. (Automobiles)	(a)	101,000	$3,632,970
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		57,300	3,805,866
CBS Corp. Class B (Media)		78,000	4,302,480
Comcast Corp. Class A (Media)		95,900	4,329,885
Time Warner, Inc. (Media)		69,500	4,573,795
Walt Disney Co. / The (Media)		50,700	3,269,643
Nordstrom, Inc. (Multiline Retail)		48,100	2,703,220
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		71,100	4,430,241
PVH Corp. (Textiles, Apparel & Luxury Goods)		37,700	4,474,613
			35,522,713
CONSUMER STAPLES - 4.9%
Constellation Brands, Inc. Class A (Beverages)	(a)	76,750	4,405,450
ConAgra Foods, Inc. (Food Products)		138,300	4,196,022
Mondelez International, Inc. Class A (Food Products)		74,700	2,347,074
			10,948,546
ENERGY - 4.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		49,100	4,338,476
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		13,000	2,200,640
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		21,200	4,002,560
			10,541,676
FINANCIALS - 12.9%
Bank of America Corp. (Diversified Financial Svs.)		146,700	2,024,460
JPMorgan Chase & Co. (Diversified Financial Svs.)		86,600	4,476,354
American International Group, Inc. (Insurance)		92,800	4,512,864
Hartford Financial Services Group, Inc. (Insurance)		137,600	4,282,112
Lincoln National Corp. (Insurance)		91,700	3,850,483
MetLife, Inc. (Insurance)		107,219	5,033,932
Prudential Financial, Inc. (Insurance)		55,400	4,320,092
			28,500,297
HEALTH CARE - 12.2%
Celgene Corp. (Biotechnology)	(a)	30,300	4,664,079
Pharmacyclics, Inc. (Biotechnology)	(a)	8,700	1,204,254
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	55,900	4,238,338
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		48,100	4,432,415
Merck & Co., Inc. (Pharmaceuticals)		77,400	3,685,014
Mylan, Inc. (Pharmaceuticals)	(a)	112,200	4,282,674
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	43,700	4,559,221
			27,065,995
INDUSTRIALS - 20.9%
Boeing Co. / The (Aerospace & Defense)		36,800	4,324,000
Precision Castparts Corp. (Aerospace & Defense)		19,400	4,408,456
FedEx Corp. (Air Freight & Logistics)		38,100	4,347,591
Delta Air Lines, Inc. (Airlines)		101,900	2,403,821
Tyco International Ltd. (Commercial Svs. & Supplies)		109,100	3,816,318
Eaton Corp. PLC (Electrical Equip.)		78,600	5,410,824
Pentair Ltd. (Machinery)		70,000	4,545,800
Snap-On, Inc. (Machinery)		15,400	1,532,300
Stanley Black & Decker, Inc. (Machinery)		48,400	4,383,588
Terex Corp. (Machinery)	(a)	122,700	4,122,720
Xylem, Inc. (Machinery)		125,700	3,510,801
Hertz Global Holdings, Inc. (Road & Rail)	(a)	158,000	3,501,280
			46,307,499
INFORMATION TECHNOLOGY - 25.3%
Cisco Systems, Inc. (Communications Equip.)		114,300	2,676,906
Apple, Inc. (Computers & Peripherals)		15,000	7,151,250
Hewlett-Packard Co. (Computers & Peripherals)		164,800	3,457,504
eBay, Inc. (Internet Software & Svs.)	(a)	81,500	4,546,885
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	96,300	4,838,112
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,700	4,116,777
International Business Machines Corp. (IT Svs.)		23,000	4,259,140
Mastercard, Inc. Class A (IT Svs.)		5,930	3,989,585
Altera Corp. (Semiconductors & Equip.)		95,100	3,533,916
Avago Technologies Ltd. (Semiconductors & Equip.)		105,400	4,544,848
Intel Corp. (Semiconductors & Equip.)		184,700	4,233,324
Adobe Systems, Inc. (Software)	(a)	84,400	4,383,736
Oracle Corp. (Software)		130,200	4,318,734
			56,050,717
MATERIALS - 2.0%
Monsanto Co. (Chemicals)		42,700	4,456,599
Total Common Stocks (Cost $193,554,705)			$219,394,042

Money Market Funds - 1.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		2,125,000	$2,125,000
Total Money Market Funds (Cost $2,125,000)			$2,125,000

Total Investments - 100.1% (Cost $195,679,705)	(b)		$221,519,042
Liabilities in Excess of Other Assets - (0.1)%			(240,536)
Net Assets - 100.0%			$221,278,506

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 19.0%
Dana Holding Corp. (Auto Components)		134,100	$3,062,844
Tenneco, Inc. (Auto Components)	(a)	55,900	2,822,950
ITT Educational Services, Inc. (Diversified Consumer Svs.)	(a)	91,400	2,833,400
Bravo Brio Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	(a)	172,426	2,603,633
EveryWare Global, Inc. (Household Durables)	(a)	231,334	2,637,208
Callaway Golf Co. (Leisure Equip. & Products)		383,400	2,729,808
ANN, Inc. (Specialty Retail)	(a)	69,600	2,520,912
Five Below, Inc. (Specialty Retail)		62,400	2,730,000
Fifth & Pacific Cos., Inc. (Textiles, Apparel & Luxury Goods)	(a)	110,500	2,776,865
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	50,557	2,759,907
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		41,500	1,815,625
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	(a)	33,300	1,792,539
Vera Bradley, Inc. (Textiles, Apparel & Luxury Goods)	(a)	82,400	1,694,144
			32,779,835
CONSUMER STAPLES - 9.7%
Craft Brew Alliance, Inc. (Beverages)	(a)	76,107	1,022,878
Hain Celestial Group, Inc. / The (Food Products)	(a)	38,100	2,938,272
J&J Snack Foods Corp. (Food Products)		39,600	3,196,512
TreeHouse Foods, Inc. (Food Products)	(a)	45,100	3,014,033
Spectrum Brands Holdings, Inc. (Household Products)		36,491	2,402,567
Elizabeth Arden, Inc. (Personal Products)	(a)	47,200	1,742,624
Prestige Brands Holdings, Inc. (Personal Products)	(a)	81,180	2,445,142
			16,762,028
ENERGY - 10.7%
Geospace Technologies Corp. (Energy Equip. & Svs.)	(a)	43,164	3,638,725
Willbros Group, Inc. (Energy Equip. & Svs.)	(a)	141,344	1,297,538
Emerald Oil, Inc. (Oil, Gas & Consumable Fuels)	(a)	359,555	2,585,200
Energy XXI Bermuda Ltd. (Oil, Gas & Consumable Fuels)		96,300	2,908,260
Goodrich Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	71,500	1,736,735
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	84,700	2,236,927
Triangle Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	242,800	2,384,296
Western Refining, Inc. (Oil, Gas & Consumable Fuels)		56,000	1,682,240
			18,469,921
FINANCIALS - 0.8%
Regional Management Corp. (Consumer Finance)	(a)	42,900	1,364,220
HEALTH CARE - 7.9%
Array BioPharma, Inc. (Biotechnology)	(a)	369,113	2,295,883
Celldex Therapeutics, Inc. (Biotechnology)	(a)	89,359	3,165,989
Endologix, Inc. (Health Care Equip. & Supplies)	(a)	165,025	2,661,853
Unilife Corp. (Health Care Equip. & Supplies)	(a)	478,912	1,589,988
Healthways, Inc. (Health Care Providers & Svs.)	(a)	144,600	2,676,546
athenahealth, Inc. (Health Care Technology)	(a)	10,300	1,118,168
			13,508,427
INDUSTRIALS - 26.9%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	86,600	2,738,292
GenCorp, Inc. (Aerospace & Defense)	(a)	223,700	3,585,911
JetBlue Airways Corp. (Airlines)	(a)	546,200	3,637,692
Spirit Airlines, Inc. (Airlines)	(a)	77,300	2,649,071
PGT, Inc. (Building Products)	(a)	295,566	2,929,059
EnerNOC, Inc. (Commercial Svs. & Supplies)	(a)	201,400	3,018,986
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		127,800	3,292,128
Acuity Brands, Inc. (Electrical Equip.)		18,600	1,711,572
Capstone Turbine Corp. (Electrical Equip.)	(a)	2,157,621	2,545,993
Chart Industries, Inc. (Machinery)	(a)	20,300	2,497,712
ExOne Co. / The (Machinery)	(a)	47,400	2,019,240
Graham Corp. (Machinery)		75,621	2,732,187
Middleby Corp. / The (Machinery)	(a)	13,500	2,820,285
Titan International, Inc. (Machinery)		134,800	1,973,472
Mistras Group, Inc. (Professional Svs.)	(a)	53,026	901,442
Roadrunner Transportation Systems, Inc. (Road & Rail)	(a)	75,004	2,118,113
Edgen Group, Inc. (Trading Companies & Distributors)	(a)	329,670	2,505,492
Textainer Group Holdings Ltd. (Trading Companies & Distributors)		72,289	2,737,584
			46,414,231
INFORMATION TECHNOLOGY - 20.0%
Infinera Corp. (Communications Equip.)	(a)	244,326	2,763,327
InvenSense, Inc. (Electronic Equip., Instr. & Comp.)	(a)	149,300	2,630,666
Internap Network Services Corp. (Internet Software & Svs.)	(a)	331,890	2,306,635
Marin Software, Inc. (Internet Software & Svs.)	(a)	151,858	1,905,818
Trulia, Inc. (Internet Software & Svs.)	(a)	53,100	2,497,293
Himax Technologies, Inc. - ADR (Semiconductors & Equip.)		319,500	3,195,000
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	545,861	2,434,540
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		102,800	3,112,784
Peregrine Semiconductor Corp. (Semiconductors & Equip.)	(a)	355,664	3,190,306
Power Integrations, Inc. (Semiconductors & Equip.)		58,700	3,178,605
Semtech Corp. (Semiconductors & Equip.)	(a)	100,533	3,014,985
PTC, Inc. (Software)	(a)	95,000	2,700,850
Rally Software Development Corp. (Software)	(a)	50,719	1,519,541
			34,450,350
MATERIALS - 2.5%
Kronos Worldwide, Inc. (Chemicals)		83,847	1,298,790
PolyOne Corp. (Chemicals)		96,600	2,966,586
			4,265,376
TELECOMMUNICATION SERVICES - 1.0%
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	243,700	1,676,656
Total Common Stocks (Cost $148,263,370)			$169,691,044

Money Market Funds - 4.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		7,474,000	$7,474,000
Total Money Market Funds (Cost $7,474,000)			$7,474,000

Total Investments - 102.8% (Cost $155,737,370)	(b)		$177,165,044
Liabilities in Excess of Other Assets - (2.8)%			(4,845,789)
Net Assets - 100.0%			$172,319,255

Percentages are stated as a percent of net assets.

 Abbreviations:

 ADR: American Depositary Receipts

Footnotes:

 (a) Non-income producing security.

 (b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	U.S. Equity Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 86.5%		Shares	Value
CONSUMER DISCRETIONARY - 30.5%
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	2,260	$358,278
Time Warner Cable, Inc. (Media)		7,740	863,784
Viacom, Inc. Class B (Media)		9,620	804,040
Walt Disney Co. / The (Media)		8,090	521,724
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	5,280	408,461
Hibbett Sports, Inc. (Specialty Retail)	(a)	6,940	389,681
Tractor Supply Co. (Specialty Retail)		8,020	538,703
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,940	361,065
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		10,760	781,606
V.F. Corp. (Textiles, Apparel & Luxury Goods)		3,010	599,140
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		6,670	388,394
			6,014,876
ENERGY - 12.3%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)	5,130	282,355
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	6,680	766,530
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	11,530	638,993
Oceaneering International, Inc. (Energy Equip. & Svs.)		9,010	731,972
			2,419,850
FINANCIALS - 6.9%
State Street Corp. (Capital Markets)		5,450	358,337
Waddell & Reed Financial, Inc. Class A (Capital Markets)		6,170	317,632
Wells Fargo & Co. (Commercial Banks)		8,900	367,748
Aon PLC (Insurance)		4,350	323,814
			1,367,531
HEALTH CARE - 6.0%
Celgene Corp. (Biotechnology)	(a)	2,210	340,185
Bio-Reference Labs, Inc. (Health Care Providers & Svs.)	(a)	9,910	296,111
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)		9,390	544,620
			1,180,916
INDUSTRIALS - 16.3%
Eaton Corp. PLC (Electrical Equip.)		4,140	284,998
Emerson Electric Co. (Electrical Equip.)		11,680	755,696
Caterpillar, Inc. (Machinery)		5,530	461,036
Dover Corp. (Machinery)		4,730	424,896
CSX Corp. (Road & Rail)		14,840	381,982
Union Pacific Corp. (Road & Rail)		5,850	908,739
			3,217,347
INFORMATION TECHNOLOGY - 8.3%
Apple, Inc. (Computers & Peripherals)		1,480	705,590
EMC Corp. (Computers & Peripherals)		7,210	184,288
Accenture PLC Class A (IT Svs.)		4,080	300,451
International Business Machines Corp. (IT Svs.)		2,370	438,876
			1,629,205
MATERIALS - 6.2%
Praxair, Inc. (Chemicals)		5,260	632,305
Steel Dynamics, Inc. (Metals & Mining)		35,540	593,873
			1,226,178
Total Common Stocks (Cost $12,585,647)			$17,055,903

Money Market Funds - 11.3%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,967,000	$1,967,000
Invesco STIC Prime Portfolio		252,000	252,000
Total Money Market Funds (Cost $2,219,000)			$2,219,000

Total Investments - 97.8% (Cost $14,804,647)	(b)		$19,274,903
Other Assets in Excess of Liabilities - 2.2%			437,309
Net Assets - 100.0%			$19,712,212

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 52.4%		Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Jarden Corp. (Household Durables)	(a)	19,515	$944,526
MDC Holdings, Inc. (Household Durables)		10,660	319,907
PulteGroup, Inc. (Household Durables)		19,190	316,635
Ryland Group, Inc. / The (Household Durables)	(f)	13,930	564,722
Toll Brothers, Inc. (Household Durables)	(a)	10,210	331,110
Discovery Communications, Inc. Class A (Media)	(a)	7,700	650,034
Walt Disney Co. / The (Media)		21,790	1,405,237
Nordstrom, Inc. (Multiline Retail)		12,230	687,326
Home Depot, Inc. / The (Specialty Retail)		4,800	364,080
Tiffany & Co. (Specialty Retail)		8,470	648,971
Tractor Supply Co. (Specialty Retail)	(f)	49,280	3,310,138
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	(f)	9,480	688,627
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,200	379,808
V.F. Corp. (Textiles, Apparel & Luxury Goods)		2,810	559,331
			11,170,452
CONSUMER STAPLES - 6.5%
Coca-Cola Co. / The (Beverages)		21,600	818,208
Costco Wholesale Corp. (Food & Staples Retailing)	(f)	30,430	3,503,102
Wal-Mart Stores, Inc. (Food & Staples Retailing)		4,140	306,194
Bunge Ltd. (Food Products)		10,060	763,655
ConAgra Foods, Inc. (Food Products)		45,800	1,389,572
Ingredion, Inc. (Food Products)		10,000	661,700
British American Tobacco PLC - ADR (Tobacco)		6,410	674,011
Lorillard, Inc. (Tobacco)		17,640	789,919
Philip Morris International, Inc. (Tobacco)		9,430	816,544
Reynolds American, Inc. (Tobacco)		33,520	1,635,106
			11,358,011
ENERGY - 7.0%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)	18,610	1,024,294
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)(f)	21,370	2,452,207
FMC Technologies, Inc. (Energy Equip. & Svs.)	(a)	19,100	1,058,522
Oceaneering International, Inc. (Energy Equip. & Svs.)	(f)	30,990	2,517,628
ConocoPhillips (Oil, Gas & Consumable Fuels)		15,200	1,056,552
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,200	705,528
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4,400	283,008
Phillips 66 (Oil, Gas & Consumable Fuels)		5,500	318,010
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		5,700	1,076,160
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	39,700	1,444,286
Tesoro Corp. (Oil, Gas & Consumable Fuels)		7,750	340,845
			12,277,040
FINANCIALS - 4.3%
Franklin Resources, Inc. (Capital Markets)		10,410	526,225
Invesco Ltd. (Capital Markets)		12,300	392,370
Northern Trust Corp. (Capital Markets)		18,280	994,249
Waddell & Reed Financial, Inc. Class A (Capital Markets)		16,500	849,420
U.S. Bancorp (Commercial Banks)		25,000	914,500
Wells Fargo & Co. (Commercial Banks)	(f)	38,160	1,576,771
American Express Co. (Consumer Finance)	(f)	11,900	898,688
World Acceptance Corp. (Consumer Finance)	(a)(f)	7,540	677,997
W.R. Berkley Corp. (Insurance)		16,400	702,904
			7,533,124
HEALTH CARE - 1.6%
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	8,790	543,046
McKesson Corp. (Health Care Providers & Svs.)		7,180	921,194
Actavis, Inc. (Pharmaceuticals)	(a)	9,600	1,382,400
			2,846,640
INDUSTRIALS - 8.0%
General Dynamics Corp. (Aerospace & Defense)		15,630	1,367,938
United Technologies Corp. (Aerospace & Defense)		8,480	914,314
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		41,250	1,062,600
Fluor Corp. (Construction & Engineering)	(f)	26,390	1,872,634
URS Corp. (Construction & Engineering)		14,600	784,750
Crane Co. (Machinery)		8,900	548,863
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	11,800	1,097,046
Norfolk Southern Corp. (Road & Rail)		10,700	827,645
Union Pacific Corp. (Road & Rail)	(f)	9,530	1,480,390
Fastenal Co. (Trading Companies & Distributors)		32,800	1,648,200
W.W. Grainger, Inc. (Trading Companies & Distributors)		9,450	2,473,159
			14,077,539
INFORMATION TECHNOLOGY - 6.6%
Apple, Inc. (Computers & Peripherals)	(f)	2,350	1,120,363
eBay, Inc. (Internet Software & Svs.)	(a)	42,100	2,348,759
Google, Inc. Class A (Internet Software & Svs.)	(a)	600	525,546
Accenture PLC Class A (IT Svs.)		8,290	610,476
International Business Machines Corp. (IT Svs.)		6,740	1,248,113
Mastercard, Inc. Class A (IT Svs.)	(f)	2,360	1,587,761
MAXIMUS, Inc. (IT Svs.)		38,810	1,748,002
Visa, Inc. (IT Svs.)		12,600	2,407,860
			11,596,880
MATERIALS - 5.8%
Ecolab, Inc. (Chemicals)		6,090	601,448
FMC Corp. (Chemicals)		27,300	1,957,956
Koppers Holdings, Inc. (Chemicals)		26,400	1,125,960
LyondellBasell Industries NV Class A (Chemicals)		38,900	2,848,647
Nucor Corp. (Metals & Mining)		34,900	1,710,798
Steel Dynamics, Inc. (Metals & Mining)		58,600	979,206
KapStone Paper and Packaging Corp. (Paper & Forest Products)		21,800	933,040
			10,157,055
TELECOMMUNICATION SERVICES - 1.6%
BCE, Inc. (Diversified Telecom. Svs.)		66,520	2,840,404
UTILITIES - 4.7%
Southern Co. / The (Electric Utilities)		12,260	504,867
UIL Holdings Corp. (Electric Utilities)		20,500	762,190
Westar Energy, Inc. (Electric Utilities)		55,030	1,686,670
Xcel Energy, Inc. (Electric Utilities)		51,760	1,429,094
Atmos Energy Corp. (Gas Utilities)		31,100	1,324,549
Piedmont Natural Gas Co., Inc. (Gas Utilities)		42,800	1,407,264
SCANA Corp. (Multi-Utilities)		23,430	1,078,717
			8,193,351
Total Common Stocks (Cost $81,659,502)			$92,050,496

Corporate Bonds - 31.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 7.4%
Jarden Corp. (Household Durables)		7.500%	01/15/2020	$1,200,000	$1,306,500
NVR, Inc. (Household Durables)		3.950%	09/15/2022	662,000	642,683
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)		3.800%	03/15/2022	2,000,000	1,870,732
NBCUniversal Media, LLC (Media)		5.150%	04/30/2020	500,000	567,957
Walt Disney Co. / The (Media)		6.000%	07/17/2017	1,700,000	1,973,215
Dollar General Corp. (Multiline Retail)		4.125%	07/15/2017	500,000	531,938
Dollar General Corp. (Multiline Retail)		3.250%	04/15/2023	2,000,000	1,825,854
Gap, Inc. / The (Specialty Retail)		5.950%	04/12/2021	1,500,000	1,665,111
L Brands, Inc. (Specialty Retail)		6.625%	04/01/2021	800,000	869,000
L Brands, Inc. (Specialty Retail)		5.625%	02/15/2022	1,500,000	1,545,000
L Brands, Inc. (Specialty Retail)		6.950%	03/01/2033	150,000	147,375
					12,945,365
CONSUMER STAPLES - 3.5%
Coca-Cola Co. / The (Beverages)		4.875%	03/15/2019	150,000	170,420
Coca-Cola Co. / The (Beverages)		3.300%	09/01/2021	500,000	512,729
Constellation Brands, Inc. (Beverages)		7.250%	09/01/2016	200,000	228,500
PepsiCo, Inc. (Beverages)		5.000%	06/01/2018	150,000	170,073
PepsiCo, Inc. (Beverages)		3.125%	11/01/2020	500,000	508,531
Wal-Mart Stores, Inc. (Food & Staples Retailing)		7.550%	02/15/2030	200,000	269,323
Wal-Mart Stores, Inc. (Food & Staples Retailing)		3.250%	10/25/2020	300,000	309,821
ConAgra Foods, Inc. (Food Products)		1.900%	01/25/2018	1,500,000	1,482,195
Kellogg Co. (Food Products)		4.000%	12/15/2020	600,000	636,305
Procter & Gamble Co. / The (Household Products)		1.450%	08/15/2016	500,000	508,607
Altria Group, Inc. (Tobacco)		9.250%	08/06/2019	651,000	860,932
Altria Group, Inc. (Tobacco)		4.125%	09/11/2015	300,000	318,400
Lorillard Tobacco Co. (Tobacco)		6.875%	05/01/2020	100,000	115,189
					6,091,025
ENERGY - 1.0%
Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)		7.750%	09/15/2014	50,000	52,995
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	04/15/2023	1,250,000	1,206,250
United Refining Co. (Oil, Gas & Consumable Fuels)		10.500%	02/28/2018	500,000	560,000
					1,819,245
FINANCIALS - 4.4%
Morgan Stanley (Capital Markets)	(d)	3.500%	10/15/2020	50,000	50,109
U.S. Bancorp (Commercial Banks)		2.200%	11/15/2016	1,000,000	1,031,157
Wells Fargo & Co. (Commercial Banks)	(c)	0.464%	10/28/2015	300,000	299,549
American Express Co. (Consumer Finance)		7.250%	05/20/2014	500,000	521,244
American Express Co. (Consumer Finance)		5.500%	09/12/2016	500,000	559,782
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.400%	01/31/2022	1,000,000	1,005,979
Citigroup, Inc. (Diversified Financial Svs.)		5.125%	05/05/2014	1,000	1,027
Berkshire Hathaway Finance Corp. (Insurance)		5.400%	05/15/2018	300,000	346,341
Berkshire Hathaway Finance Corp. (Insurance)		3.000%	05/15/2022	300,000	292,042
Berkshire Hathaway Finance Corp. (Insurance)		4.250%	01/15/2021	150,000	160,892
Prudential Financial, Inc. (Insurance)		8.875%	06/15/2038	1,000,000	1,215,000
HCP, Inc. (Real Estate Investment Trusts)		6.700%	01/30/2018	1,000,000	1,165,768
Health Care REIT, Inc. (Real Estate Investment Trusts)		4.125%	04/01/2019	650,000	685,580
Ventas Realty LP / Ventas Capital Corp. (Real Estate Investment Trusts)		4.000%	04/30/2019	150,000	157,562
Vornado Realty LP (Real Estate Investment Trusts)		4.250%	04/01/2015	200,000	207,703
					7,699,735
HEALTH CARE - 6.1%
Celgene Corp. (Biotechnology)		3.250%	08/15/2022	2,500,000	2,376,068
Gilead Sciences, Inc. (Biotechnology)		4.400%	12/01/2021	700,000	751,372
DaVita HealthCare Partners, Inc. (Health Care Providers & Svs.)		5.750%	08/15/2022	1,500,000	1,490,625
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2.200%	08/23/2017	500,000	500,742
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	1,000,000	1,127,930
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4.500%	03/01/2021	200,000	209,532
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2.250%	08/15/2016	1,000,000	1,019,238
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		3.600%	08/15/2021	1,000,000	986,023
Endo Health Solutions, Inc. (Pharmaceuticals)		7.000%	07/15/2019	1,200,000	1,242,000
Hospira, Inc. (Pharmaceuticals)		6.050%	03/30/2017	50,000	54,902
Johnson & Johnson (Pharmaceuticals)		5.550%	08/15/2017	400,000	463,247
Merck & Co., Inc. (Pharmaceuticals)		6.000%	09/15/2017	200,000	233,054
Novartis Capital Corp. (Pharmaceuticals)		4.400%	04/24/2020	200,000	219,969
					10,674,702
INDUSTRIALS - 1.3%
B/E Aerospace, Inc. (Aerospace & Defense)		6.875%	10/01/2020	500,000	548,750
Lockheed Martin Corp. (Aerospace & Defense)		4.250%	11/15/2019	700,000	762,028
Lockheed Martin Corp. (Aerospace & Defense)		2.125%	09/15/2016	300,000	309,424
United Parcel Service, Inc. (Air Freight & Logistics)		5.125%	04/01/2019	500,000	575,028
Valmont Industries, Inc. (Machinery)		6.625%	04/20/2020	150,000	172,883
					2,368,113
INFORMATION TECHNOLOGY - 2.5%
Denali Borrower LLC / Denali Finance Corp. (Computers & Peripherals)	(b)	5.625%	10/15/2020	150,000	146,438
Google, Inc. (Internet Software & Svs.)		3.625%	05/19/2021	1,300,000	1,364,342
Fiserv, Inc. (IT Svs.)		3.500%	10/01/2022	2,500,000	2,372,408
Freescale Semiconductor, Inc. (Semiconductors & Equip.)	(b)	10.125%	03/15/2018	500,000	547,750
					4,430,938
MATERIALS - 3.2%
Ecolab, Inc. (Chemicals)		4.350%	12/08/2021	700,000	739,082
LyondellBasell Industries NV (Chemicals)		6.000%	11/15/2021	700,000	800,522
LyondellBasell Industries NV (Chemicals)		5.000%	04/15/2019	2,500,000	2,755,868
PPG Industries, Inc. (Chemicals)		6.650%	03/15/2018	500,000	588,948
Vulcan Materials Co. (Construction Materials)		6.500%	12/01/2016	200,000	221,000
MeadWestvaco Corp. (Containers & Packaging)		7.375%	09/01/2019	200,000	233,953
Reliance Steel & Aluminum Co. (Metals & Mining)		6.200%	11/15/2016	200,000	219,896
					5,559,269
TELECOMMUNICATION SERVICES - 2.3%
AT&T, Inc. (Diversified Telecom. Svs.)		2.625%	12/01/2022	2,000,000	1,796,926
Telefonica Emisiones S.A.U. (Diversified Telecom. Svs.)		6.421%	06/20/2016	200,000	220,302
Comcast Cable Communications Holdings, Inc. (Wireless Telecom. Svs.)		9.455%	11/15/2022	1,450,000	2,048,251
					4,065,479
UTILITIES - 0.1%
Entergy Corp. (Electric Utilities)		3.625%	09/15/2015	50,000	51,842
AmeriGas Finance LLC / AmeriGas Finance Corp. (Gas Utilities)		7.000%	05/20/2022	150,000	156,750
					208,592
Total Corporate Bonds (Cost $56,182,722)					$55,862,463

U.S. Treasury Obligations - 8.4%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	0.250%	01/31/2015	$1,500,000	$1,501,524
U.S. Treasury Note	0.250%	02/28/2015	1,500,000	1,501,172
U.S. Treasury Note	0.375%	03/15/2016	1,000,000	998,438
U.S. Treasury Note	0.500%	06/15/2016	1,000,000	999,297
U.S. Treasury Note	3.250%	03/31/2017	800,000	866,187
U.S. Treasury Note	0.625%	08/31/2017	1,500,000	1,477,207
U.S. Treasury Note	0.750%	02/28/2018	1,000,000	980,820
U.S. Treasury Note	1.000%	05/31/2018	1,000,000	987,461
U.S. Treasury Note	1.375%	06/30/2018	1,000,000	1,003,008
U.S. Treasury Note	1.250%	01/31/2019	700,000	691,414
U.S. Treasury Note	1.125%	12/31/2019	1,000,000	959,219
U.S. Treasury Note	1.375%	05/31/2020	1,500,000	1,447,968
U.S. Treasury Note	2.000%	02/15/2023	1,500,000	1,429,395
Total U.S. Treasury Obligations (Cost $14,909,959)				$14,843,110

Closed-End Mutual Funds - 1.9%	Shares	Value
American Strategic Income Portfolio, Inc. III	190,660	$1,319,367
American Strategic Income Portfolio, Inc. II	175,000	1,419,250
BlackRock Enhanced Government Fund, Inc.	40,564	576,009
Total Closed-End Mutual Funds (Cost $3,305,390)		$3,314,626

Purchased Options - 0.4%	Contracts (e)	Value
S&P 500 Index Put Option
Expiration: October 2013, Exercise Price: $1,580.00	450	$197,100
S&P 500 Index Put Option
Expiration: November 2013, Exercise Price: $1,630.00	270	526,500
Total Purchased Options (Cost $878,425)		$723,600

Money Market Funds - 3.0%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		5,353,000	$5,353,000
Total Money Market Funds (Cost $5,353,000)			$5,353,000

Total Investments - 97.9% (Cost $162,288,998)	(g)		$172,147,295
Total Written Options Outstanding - (0.2)% (see following schedule)			(333,450)
Other Assets in Excess of Liabilities - 2.3%			4,111,620
Net Assets - 100.0%			$175,925,465

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified buyers under Rule 144A. At September 30, 2013, the value of these securities totaled $694,188, or 0.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

 (c) Securities are variable rate instruments in which the coupon rates are adjusted quarterly in concert with U.S. LIBOR. Interest rates stated are those in effect at September 30, 2013.

 (d) Security was initially issued at one coupon rate, but the coupon rate is scheduled to be updated at later specified dates. The coupon rate shown is the rate that is in effect at September 30, 2013.

 (e) 100 shares per contract.

 (f) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

 (g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	September 30, 2013 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: October 2013, Exercise Price: $1,710.00	50	$36,750
S&P 500 Index Call Option
Expiration: November 2013, Exercise Price: $1,720.00	215	296,700
Total Written Options Outstanding (Premiums received $579,408)	265	$333,450

* 100 shares per contract.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 95.7%		Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Jarden Corp. (Household Durables)	(a)	3,350	$162,140
MDC Holdings, Inc. (Household Durables)		700	21,007
PulteGroup, Inc. (Household Durables)		1,300	21,450
Ryland Group, Inc. / The (Household Durables)	(b)	1,200	48,648
Toll Brothers, Inc. (Household Durables)	(a)	900	29,187
Walt Disney Co. / The (Media)	(b)	5,400	348,246
Nordstrom, Inc. (Multiline Retail)		1,200	67,440
Tiffany & Co. (Specialty Retail)		1,500	114,930
Tractor Supply Co. (Specialty Retail)	(b)	6,000	403,020
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		1,500	108,960
V.F. Corp. (Textiles, Apparel & Luxury Goods)		400	79,620
			1,404,648
CONSUMER STAPLES - 13.3%
Coca-Cola Co. / The (Beverages)		3,900	147,732
Costco Wholesale Corp. (Food & Staples Retailing)	(b)	3,500	402,920
ConAgra Foods, Inc. (Food Products)		3,600	109,224
Ingredion, Inc. (Food Products)		2,200	145,574
Kimberly-Clark Corp. (Household Products)		1,400	131,908
Lorillard, Inc. (Tobacco)		2,400	107,472
Philip Morris International, Inc. (Tobacco)		1,900	164,521
Reynolds American, Inc. (Tobacco)		4,200	204,876
			1,414,227
ENERGY - 10.8%
Atwood Oceanics, Inc. (Energy Equip. & Svs.)	(a)	1,800	99,072
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)(b)	2,600	298,350
Oceaneering International, Inc. (Energy Equip. & Svs.)	(b)	3,300	268,092
ConocoPhillips (Oil, Gas & Consumable Fuels)		1,600	111,216
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		600	38,592
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		600	113,280
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	4,100	149,158
Tesoro Corp. (Oil, Gas & Consumable Fuels)		1,500	65,970
			1,143,730
FINANCIALS - 8.7%
Franklin Resources, Inc. (Capital Markets)		1,800	90,990
Invesco Ltd. (Capital Markets)		1,600	51,040
Northern Trust Corp. (Capital Markets)		1,900	103,341
Waddell & Reed Financial, Inc. Class A (Capital Markets)		2,200	113,256
U.S. Bancorp (Commercial Banks)	(b)	3,000	109,740
Wells Fargo & Co. (Commercial Banks)	(b)	4,400	181,808
American Express Co. (Consumer Finance)		1,100	83,072
World Acceptance Corp. (Consumer Finance)	(a)	1,100	98,912
W.R. Berkley Corp. (Insurance)		2,000	85,720
			917,879
HEALTH CARE - 3.4%
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)(b)	1,500	92,670
McKesson Corp. (Health Care Providers & Svs.)		1,200	153,960
Actavis, Inc. (Pharmaceuticals)	(a)	800	115,200
			361,830
INDUSTRIALS - 11.4%
United Technologies Corp. (Aerospace & Defense)	(b)	1,400	150,948
Fluor Corp. (Construction & Engineering)		3,000	212,880
Dover Corp. (Machinery)	(b)	1,400	125,762
Parker Hannifin Corp. (Machinery)		1,100	119,592
Union Pacific Corp. (Road & Rail)	(b)	1,200	186,408
Fastenal Co. (Trading Companies & Distributors)		3,100	155,775
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,000	261,710
			1,213,075
INFORMATION TECHNOLOGY - 14.5%
Apple, Inc. (Computers & Peripherals)	(b)	300	143,025
eBay, Inc. (Internet Software & Svs.)	(a)	4,300	239,897
Google, Inc. Class A (Internet Software & Svs.)	(a)	200	175,182
Accenture PLC Class A (IT Svs.)		1,200	88,368
International Business Machines Corp. (IT Svs.)	(b)	900	166,662
Mastercard, Inc. Class A (IT Svs.)	(b)	400	269,112
MAXIMU.S., Inc. (IT Svs.)		3,300	148,632
Visa, Inc. (IT Svs.)		900	171,990
Mentor Graphics Corp. (Software)		5,900	137,883
			1,540,751
MATERIALS - 10.8%
FMC Corp. (Chemicals)	(b)	3,400	243,848
Koppers Holdings, Inc. (Chemicals)		1,500	63,975
LyondellBasell Industries NV Class A (Chemicals)		4,700	344,181
Nucor Corp. (Metals & Mining)		3,800	186,276
Steel Dynamics, Inc. (Metals & Mining)		6,700	111,957
KapStone Paper and Packaging Corp. (Paper & Forest Products)		4,600	196,880
			1,147,117
TELECOMMUNICATION SERVICES - 3.0%
BCE, Inc. (Diversified Telecom. Svs.)		7,300	311,710
UTILITIES - 6.6%
Southern Co. / The (Electric Utilities)	(b)	2,100	86,478
UIL Holdings Corp. (Electric Utilities)		2,500	92,950
Westar Energy, Inc. (Electric Utilities)		7,300	223,745
Xcel Energy, Inc. (Electric Utilities)		3,300	91,113
Atmos Energy Corp. (Gas Utilities)		2,300	97,957
SCANA Corp. (Multi-Utilities)		2,400	110,496
			702,739
Total Common Stocks (Cost $8,286,088)			$10,157,706

Purchased Options - 0.8%	Contracts (c)	Value
S&P 500 Index Put Option
Expiration: October 2013, Exercise Price: $1,580.00	60	$26,280
S&P 500 Index Put Option
Expiration: November 2013, Exercise Price: $1,630.00	30	58,500
Total Purchased Options (Cost $108,303)		$84,780

Money Market Funds - 4.4%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		468,000	$468,000
Total Money Market Funds (Cost $468,000)			$468,000

Total Investments - 100.9% (Cost $8,862,391)	(d)		$10,710,486
Total Written Options Outstanding - (0.3)% (see following schedule)			(28,500)
Liabilities in Excess of Other Assets - (0.6)%			(66,082)
Net Assets - 100.0%			$10,615,904

Percentages are stated as a percent of net assets.

 Footnotes:

 (a) Non-income producing security.

 (b) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

 (c) 100 shares per contract.

 (d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Income Opportunity Portfolio

Schedule of Written Options Outstanding	September 30, 2013 (Unaudited)

	Contracts*	Value
S&P 500 Index Call Option
Expiration: October 2013, Exercise Price: $1,710.00	20	$14,700
S&P 500 Index Call Option
Expiration: November 2013, Exercise Price: $1,720.00	10	13,800
Total Written Options Outstanding (Premiums received $72,899)	30	$28,500

* 100 shares per contract.

Ohio National Fund, Inc.	Target VIP Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 24.4%
Dorman Products, Inc. (Auto Components)		955	$47,320
Daimler AG (Automobiles)		3,009	235,063
Thor Industries, Inc. (Automobiles)		1,438	83,462
Winnebago Industries, Inc. (Automobiles)	(a)	1,949	50,596
Carriage Services, Inc. (Diversified Consumer Svs.)		2,797	54,262
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	4,158	167,484
H&R Block, Inc. (Diversified Consumer Svs.)		1,643	43,802
AFC Enterprises, Inc. (Hotels, Restaurants & Leisure)	(a)	1,269	55,316
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,532	104,099
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)		5,255	124,176
Krispy Kreme Doughnuts, Inc. (Hotels, Restaurants & Leisure)	(a)	5,974	115,537
Multimedia Games Holding Co., Inc. (Hotels, Restaurants & Leisure)	(a)	2,674	92,387
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,140	149,543
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,540	138,777
D.R. Horton, Inc. (Household Durables)		8,828	171,528
Lennar Corp. Class A (Household Durables)		4,291	151,901
Arctic Cat, Inc. (Leisure Equip. & Products)		1,234	70,400
Mattel, Inc. (Leisure Equip. & Products)		2,473	103,520
Comcast Corp. Class A (Media)		15,329	692,104
DIRECTV (Media)	(a)	3,634	217,131
Discovery Communications, Inc. Class A (Media)	(a)	1,044	88,134
Liberty Global PLC Class A (Media)	(a)	498	39,516
Liberty Global PLC Class C (Media)	(a)	372	28,060
Liberty Media Corp. (Media)	(a)	792	116,543
Sirius XM Radio, Inc. (Media)		37,406	144,761
Starz (Media)	(a)	792	22,279
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	2,912	154,918
Gap, Inc. / The (Specialty Retail)		12,846	517,437
Home Depot, Inc. / The (Specialty Retail)		13,429	1,018,590
Lithia Motors, Inc. Class A (Specialty Retail)		2,110	153,946
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	632	67,403
Stage Stores, Inc. (Specialty Retail)		4,327	83,078
TJX Cos., Inc. (Specialty Retail)		4,352	245,409
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,916	143,991
Williams-Sonoma, Inc. (Specialty Retail)		2,640	148,368
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		3,243	150,605
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)		1,761	77,044
			6,068,490
CONSUMER STAPLES - 2.8%
Coca-Cola Enterprises, Inc. (Beverages)		740	29,755
Susser Holdings Corp. (Food & Staples Retailing)	(a)	1,938	103,005
Clorox Co. / The (Household Products)		335	27,376
Medifast, Inc. (Personal Products)	(a)	1,442	38,775
Prestige Brands Holdings, Inc. (Personal Products)	(a)	4,693	141,353
Philip Morris International, Inc. (Tobacco)		4,322	374,242
			714,506
ENERGY - 6.8%
BP PLC - ADR (Oil, Gas & Consumable Fuels)		3,954	166,187
Eni SpA - ADR (Oil, Gas & Consumable Fuels)		3,362	154,753
EPL Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,695	137,121
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		11,550	993,762
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		288	18,524
Phillips 66 (Oil, Gas & Consumable Fuels)		533	30,818
Total SA - ADR (Oil, Gas & Consumable Fuels)		3,169	183,548
			1,684,713
FINANCIALS - 7.7%
Franklin Resources, Inc. (Capital Markets)		5,229	264,326
PrivateBancorp, Inc. (Commercial Banks)		6,804	145,606
ViewPoint Financial Group, Inc. (Commercial Banks)		3,622	74,867
Western Alliance Bancorp (Commercial Banks)	(a)	7,890	149,358
Discover Financial Services (Consumer Finance)		4,088	206,608
Allstate Corp. / The (Insurance)		3,931	198,712
Horace Mann Educators Corp. (Insurance)		3,649	103,559
Travelers Cos., Inc. / The (Insurance)		9,149	775,561
			1,918,597
HEALTH CARE - 21.2%
Amgen, Inc. (Biotechnology)		3,565	399,066
Gilead Sciences, Inc. (Biotechnology)	(a)	10,862	682,568
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,200	1,001,184
Becton Dickinson and Co. (Health Care Equip. & Supplies)		917	91,718
C.R. Bard, Inc. (Health Care Equip. & Supplies)		383	44,122
Cyberonics, Inc. (Health Care Equip. & Supplies)	(a)	2,550	129,387
Neogen Corp. (Health Care Equip. & Supplies)	(a)	2,254	136,863
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,460	97,718
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,863	39,395
Gentiva Health Services, Inc. (Health Care Providers & Svs.)	(a)	2,749	33,098
Hanger, Inc. (Health Care Providers & Svs.)	(a)	3,127	105,568
MWI Veterinary Supply, Inc. (Health Care Providers & Svs.)	(a)	1,175	175,498
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		12,102	866,624
Medidata Solutions, Inc. (Health Care Technology)	(a)	2,340	231,496
AstraZeneca PLC - ADR (Pharmaceuticals)		3,476	180,509
GlaxoSmithKline PLC - ADR (Pharmaceuticals)		3,770	189,141
Mylan, Inc. (Pharmaceuticals)	(a)	2,958	112,907
Pfizer, Inc. (Pharmaceuticals)		26,188	751,857
			5,268,719
INDUSTRIALS - 5.9%
Northrop Grumman Corp. (Aerospace & Defense)		1,691	161,085
A.O. Smith Corp. (Building Products)		2,102	95,010
Apogee Enterprises, Inc. (Building Products)		1,411	41,878
InnerWorkings, Inc. (Commercial Svs. & Supplies)	(a)	4,589	45,064
Aegion Corp. (Construction & Engineering)	(a)	3,652	86,662
AZZ, Inc. (Electrical Equip.)		2,305	96,487
Flowserve Corp. (Machinery)		5,082	317,066
Illinois Tool Works, Inc. (Machinery)		3,182	242,691
Trimas Corp. (Machinery)	(a)	3,566	133,012
On Assignment, Inc. (Professional Svs.)	(a)	4,844	159,852
DXP Enterprises, Inc. (Trading Companies & Distributors)	(a)	1,289	101,792
			1,480,599
INFORMATION TECHNOLOGY - 17.9%
Ixia (Communications Equip.)	(a)	6,762	105,961
Seagate Technology PLC (Computers & Peripherals)		8,949	391,429
Western Digital Corp. (Computers & Peripherals)		1,766	111,964
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,330	61,845
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	679	40,387
eBay, Inc. (Internet Software & Svs.)	(a)	9,337	520,911
Yahoo!, Inc. (Internet Software & Svs.)	(a)	27,940	926,490
International Business Machines Corp. (IT Svs.)		3,434	635,908
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		3,284	99,440
Ultratech, Inc. (Semiconductors & Equip.)	(a)	2,486	75,326
Manhattan Associates, Inc. (Software)	(a)	2,391	228,221
Netscout Systems, Inc. (Software)	(a)	3,872	99,007
Oracle Corp. (Software)		24,665	818,138
Sourcefire, Inc. (Software)	(a)	2,755	209,160
Symantec Corp. (Software)		4,975	123,131
			4,447,318
MATERIALS - 2.0%
American Vanguard Corp. (Chemicals)		1,073	28,885
CF Industries Holdings, Inc. (Chemicals)		222	46,804
FMC Corp. (Chemicals)		486	34,856
LyondellBasell Industries NV Class A (Chemicals)		2,936	215,003
NewMarket Corp. (Chemicals)		359	103,360
Sherwin-Williams Co. / The (Chemicals)		364	66,314
			495,222
TELECOMMUNICATION SERVICES - 4.7%
Deutsche Telekom AG - ADR (Diversified Telecom. Svs.)		14,421	210,547
Orange SA - ADR (Diversified Telecom. Svs.)		15,046	188,225
Swisscom AG - ADR (Diversified Telecom. Svs.)		3,802	182,800
TeliaSonera AB - ADR (Diversified Telecom. Svs.)		12,116	186,344
Vivendi SA - ADR (Diversified Telecom. Svs.)		7,267	166,778
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		6,515	229,198
			1,163,892
UTILITIES - 5.1%
Electricite de France SA - ADR (Electric Utilities)		45,392	285,970
Enel SpA - ADR (Electric Utilities)		39,552	151,089
SSE PLC - ADR (Electric Utilities)		7,027	168,297
E.ON SE - ADR (Multi-Utilities)		8,899	158,313
GDF Suez - ADR (Multi-Utilities)		7,973	200,760
National Grid PLC - ADR (Multi-Utilities)		2,878	169,946
RWE AG - ADR (Multi-Utilities)		3,984	134,930
			1,269,305
Total Common Stocks (Cost $19,222,556)			$24,511,361

Money Market Funds - 1.5%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		367,000	$367,000
Total Money Market Funds (Cost $367,000)			$367,000

Total Investments - 100% (Cost $19,589,556)	(b)		$24,878,361
Liabilities in Excess of Other Assets - (0.0)%			(11,571)
Net Assets - 100.0%			$24,866,790

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

 Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Target Equity/Income Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 30.9%
Dorman Products, Inc. (Auto Components)		3,028	$150,037
Thor Industries, Inc. (Automobiles)		4,564	264,895
Winnebago Industries, Inc. (Automobiles)	(a)	6,184	160,537
Carriage Services, Inc. (Diversified Consumer Svs.)		8,876	172,194
AFC Enterprises, Inc. (Hotels, Restaurants & Leisure)	(a)	4,028	175,581
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		4,858	330,101
D.R. Horton, Inc. (Household Durables)		28,008	544,195
Lennar Corp. Class A (Household Durables)		13,616	482,006
Gap, Inc. / The (Specialty Retail)		34,358	1,383,940
Home Depot, Inc. / The (Specialty Retail)		33,890	2,570,556
Lumber Liquidators Holdings, Inc. (Specialty Retail)	(a)	2,005	213,833
Stage Stores, Inc. (Specialty Retail)		4,350	83,520
Urban Outfitters, Inc. (Specialty Retail)	(a)	12,424	456,830
Williams-Sonoma, Inc. (Specialty Retail)		8,374	470,619
Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)		10,291	477,914
			7,936,758
CONSUMER STAPLES - 4.6%
Mondelez International, Inc. Class A (Food Products)		20,468	643,105
Universal Corp. (Tobacco)		10,488	534,154
			1,177,259
FINANCIALS - 27.4%
BB&T Corp. (Commercial Banks)		17,920	604,800
First Niagara Financial Group, Inc. (Commercial Banks)		65,776	682,097
FirstMerit Corp. (Commercial Banks)		36,615	794,912
FNB Corp. (Commercial Banks)		49,051	594,989
Trustmark Corp. (Commercial Banks)		23,257	595,379
United Bankshares, Inc. (Commercial Banks)		21,506	623,244
Allstate Corp. / The (Insurance)		12,970	655,634
Cincinnati Financial Corp. (Insurance)		13,408	632,321
Mercury General Corp. (Insurance)		12,967	626,436
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		39,953	603,690
People's United Financial, Inc. (Thrifts & Mortgage Finance)		43,192	621,101
			7,034,603
HEALTH CARE - 10.3%
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	7,030	2,199,476
Sirona Dental Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,635	310,221
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	9,087	125,037
			2,634,734
INDUSTRIALS - 10.0%
Northrop Grumman Corp. (Aerospace & Defense)		7,743	737,598
A.O. Smith Corp. (Building Products)		6,669	301,439
Apogee Enterprises, Inc. (Building Products)		4,476	132,848
Republic Services, Inc. (Commercial Svs. & Supplies)		17,822	594,542
Flowserve Corp. (Machinery)		12,836	800,838
			2,567,265
INFORMATION TECHNOLOGY - 1.1%
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,152	128,001
Manhattan Associates, Inc. (Software)	(a)	1,750	167,038
			295,039
MATERIALS - 4.0%
American Vanguard Corp. (Chemicals)		3,401	91,555
NewMarket Corp. (Chemicals)		1,140	328,217
Commercial Metals Co. (Metals & Mining)		35,878	608,132
			1,027,904
UTILITIES - 9.0%
FirstEnergy Corp. (Electric Utilities)		12,554	457,593
Pinnacle West Capital Corp. (Electric Utilities)		10,233	560,154
Black Hills Corp. (Multi-Utilities)		14,458	720,876
Public Service Enterprise Group, Inc. (Multi-Utilities)		17,268	568,635
			2,307,258
Total Common Stocks (Cost $20,537,225)			$24,980,820

Money Market Funds - 2.6%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		661,000	$661,000
Total Money Market Funds (Cost $661,000)			$661,000

Total Investments - 99.9% (Cost $21,198,225)	(b)		$25,641,820
Other Assets in Excess of Liabilities - 0.1%			24,654
Net Assets - 100.0%			$25,666,474

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	September 30, 2013 (Unaudited)

Common Stocks - 98.5%		Shares	Value
CONSUMER DISCRETIONARY - 15.5%
McDonald's Corp. (Hotels, Restaurants & Leisure)		21,200	$2,039,652
Starbucks Corp. (Hotels, Restaurants & Leisure)		27,300	2,101,281
CBS Corp. Class B (Media)		41,000	2,261,560
Comcast Corp. Class A (Media)		50,000	2,257,500
Walt Disney Co. / The (Media)		26,300	1,696,087
Nordstrom, Inc. (Multiline Retail)		25,600	1,438,720
Cabela's, Inc. (Specialty Retail)	(a)	25,800	1,626,174
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		37,200	2,317,932
PVH Corp. (Textiles, Apparel & Luxury Goods)		19,800	2,350,062
			18,088,968
CONSUMER STAPLES - 7.2%
Coca-Cola Co. / The (Beverages)		59,000	2,234,920
Constellation Brands, Inc. Class A (Beverages)	(a)	38,800	2,227,120
ConAgra Foods, Inc. (Food Products)		72,400	2,196,616
Avon Products, Inc. (Personal Products)		84,100	1,732,460
			8,391,116
ENERGY - 4.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		26,500	2,341,540
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,800	1,151,104
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		11,000	2,076,800
			5,569,444
FINANCIALS - 3.8%
Hartford Financial Services Group, Inc. (Insurance)		72,300	2,249,976
Prudential Financial, Inc. (Insurance)		28,600	2,230,228
			4,480,204
HEALTH CARE - 12.0%
Celgene Corp. (Biotechnology)	(a)	15,800	2,432,094
Pharmacyclics, Inc. (Biotechnology)	(a)	4,600	636,732
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	29,200	2,213,944
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		23,400	2,156,310
Mylan, Inc. (Pharmaceuticals)	(a)	50,500	1,927,585
Pfizer, Inc. (Pharmaceuticals)		79,200	2,273,832
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	22,810	2,379,767
			14,020,264
INDUSTRIALS - 24.4%
Boeing Co. / The (Aerospace & Defense)		19,300	2,267,750
Precision Castparts Corp. (Aerospace & Defense)		9,800	2,226,952
United Technologies Corp. (Aerospace & Defense)		21,400	2,307,348
FedEx Corp. (Air Freight & Logistics)		10,800	1,232,388
Delta Air Lines, Inc. (Airlines)		54,800	1,292,732
Tyco International Ltd. (Commercial Svs. & Supplies)		65,300	2,284,194
Eaton Corp. PLC (Electrical Equip.)		35,000	2,409,400
Rockwell Automation, Inc. (Electrical Equip.)		14,000	1,497,160
Danaher Corp. (Industrial Conglomerates)		32,700	2,266,764
Pentair Ltd. (Machinery)		35,100	2,279,394
Snap-On, Inc. (Machinery)		8,000	796,000
Stanley Black & Decker, Inc. (Machinery)		25,800	2,336,706
Terex Corp. (Machinery)	(a)	49,100	1,649,760
Xylem, Inc. (Machinery)		68,500	1,913,205
Hertz Global Holdings, Inc. (Road & Rail)	(a)	82,300	1,823,768
			28,583,521
INFORMATION TECHNOLOGY - 28.3%
Apple, Inc. (Computers & Peripherals)		11,000	5,244,250
eBay, Inc. (Internet Software & Svs.)	(a)	43,100	2,404,549
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	51,100	2,567,264
Google, Inc. Class A (Internet Software & Svs.)	(a)	4,310	3,775,172
International Business Machines Corp. (IT Svs.)		14,800	2,740,664
Mastercard, Inc. Class A (IT Svs.)		3,460	2,327,819
Altera Corp. (Semiconductors & Equip.)		53,900	2,002,924
Avago Technologies Ltd. (Semiconductors & Equip.)		56,200	2,423,344
Intel Corp. (Semiconductors & Equip.)		96,900	2,220,948
Adobe Systems, Inc. (Software)	(a)	48,000	2,493,120
Microsoft Corp. (Software)		58,800	1,958,628
Oracle Corp. (Software)		86,700	2,875,839
			33,034,521
MATERIALS - 2.0%
Monsanto Co. (Chemicals)		22,100	2,306,577
TELECOMMUNICATION SERVICES - 0.5%
Verizon Communications, Inc. (Diversified Telecom. Svs.)		13,900	648,574
Total Common Stocks (Cost $102,277,676)			$115,123,189

Money Market Funds - 1.7%		Shares	Value
Fidelity Institutional Money Market Funds
Money Market Portfolio - Class I		1,997,000	$1,997,000
Total Money Market Funds (Cost $1,997,000)			$1,997,000

Total Investments - 100.2% (Cost $104,274,676)	(b)		$117,120,189
Liabilities in Excess of Other Assets - (0.2)%			(244,116)
Net Assets - 100.0%			$116,876,073

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	September 30, 2013 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"), as an open-end management investment company. The Fund consists of twenty-four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Capital growth by investing primarily in common stocks of small sized companies.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in securities of high dividend yielding, undervalued stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing primarily in an actively managed portfolio of equity securities of small cap growth companies.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing at least 80% of its net assets in equity securities traded in the U.S. within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its assets in equity securities within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing in equity securities traded in the U.S.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 550 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	40,000,000
Money Market	55,000,000	High Income Bond	45,000,000
Bond	30,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100® Index	25,000,000
International	45,000,000	Bristol	40,000,000
Capital Appreciation	15,000,000	Bryton Growth	35,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	25,000,000
Aggressive Growth	10,000,000	Income Opportunity	10,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	10,000,000	Target Equity/Income	10,000,000
S&P 500® Index	35,000,000	Bristol Growth	25,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Various investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 40 Act. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Repurchase agreements are valued at amortized cost, which approximates fair value.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those in North or South America, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of September 30, 2013:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$208,745,219	$—	$—
	Money Market Funds	1,849,000	—	—
		$210,594,219	$—	$—

Money Market *	Commercial Paper**	$—	$181,996,525	$—
	U.S. Government Agency Issues	—	9,999,604	—
	U.S. Treasury Obligations	—	9,999,572	—
	Money Market Funds	30,000,000	—	—
		$30,000,000	$201,995,701	$—

Bond	Corporate Bonds**	$—	$138,698,115	$—
	U.S. Treasury Obligations	—	1,854,140	—
	Money Market Funds	2,520,000	—	—
		$2,520,000	$140,552,255	$—

Omni	Common Stocks**	$27,566,886	$—	$—
	Corporate Bonds**	—	6,620,953	—
	U.S. Treasury Obligations	—	312,688	—
	Money Market Funds	687,000	—	—
		$28,253,886	$6,933,641	$—

International	Common Stocks**	$23,620,745	$164,901,011	$—
	U.S. Treasury Obligations	—	1,059,979	—
	Money Market Funds	827,307	—	—
		$24,448,052	$165,960,990	$—

	Futures contracts	$10,626	$—	$—
	Foreign currency contracts	$(161,081)	$—	$—

Capital Appreciation	Common Stocks**	$122,374,039	$3,728,610	$—
	Money Market Funds	5,679,000	—	—
		$128,053,039	$3,728,610	$—

Millennium	Common Stocks**	$40,514,616	$—	$—
	Money Market Funds	912,000	—	—
		$41,426,616	$—	$—

International Small-Mid Company	Common Stocks**	$8,251,033	$58,438,625	$—
	Exchange Traded Funds	976,620	—	—
	Money Market Funds	2,090,145	—	—
		$11,317,798	$58,438,625	$—

Aggressive Growth	Common Stocks**	$31,503,979	$3,481,048	$—
	Money Market Funds	668,000	—	—
		$32,171,979	$3,481,048	$—

Small Cap Growth	Common Stocks**	$52,452,880	$177,065	$—
	Exchange Traded Funds	1,157,728	—	—
	Money Market Funds	3,419,000	—	—
		$57,029,608	$177,065	$—

Mid Cap Opportunity	Common Stocks**	$78,411,423	$—	$—
	Money Market Funds	69,000	—	—
		$78,480,423	$—	$—

S&P 500® Index	Common Stocks**	$254,581,294	$—	$—
	Exchange Traded Funds	10,502,048	—	—
		$265,083,342	$—	$—

Strategic Value	Common Stocks**	$212,009,632	$68,252,511	$—
	Money Market Funds	4,032,000	—	—
		$216,041,632	$68,252,511	$—

High Income Bond	Corporate Bonds**	$—	$294,538,406	$—
	Common Stocks**	159,815	—	—
	Preferred Stocks**	330,625	—	—
	Warrants**	181,836	—	—
	Other**	39,562	—	—
		$711,838	$294,538,406	$—

Capital Growth	Common Stocks**	$73,485,784	$—	$—
	Money Market Funds	1,198,000	—	—
		$74,683,784	$—	$—

Nasdaq-100® Index	Common Stocks**	$78,107,923	$—	$—
	Exchange Traded Funds	3,076,333	—	—
		$81,184,256	$—	$—

Bristol	Common Stocks**	$219,394,042	$—	$—
	Money Market Funds	2,125,000	—	—
		$221,519,042	$—	$—

Bryton Growth	Common Stocks**	$169,691,044	$—	$—
	Money Market Funds	7,474,000	—	—
		$177,165,044	$—	$—

U.S. Equity	Common Stocks**	$17,055,903	$—	$—
	Money Market Funds	2,219,000	—	—
		$19,274,903	$—	$—

Balanced	Common Stocks**	$92,050,496	$—	$—
	Corporate Bonds**	—	55,862,463	—
	U.S. Treasury Obligations	—	14,843,110	—
	Closed-End Mutual Funds	3,314,626	—	—
	Purchased Options	723,600	—	—
	Money Market Funds	5,353,000	—	—
		$101,441,722	$70,705,573	$—

	Written Options	$(333,450)	$—	$—

Income Opportunity	Common Stocks**	$10,157,706	$—	$—
	Purchased Options	84,780	—	—
	Money Market Funds	468,000	—	—
		$10,710,486	$—	$—

	Written Options	$(28,500)	$—	$—

Target VIP	Common Stocks**	$24,511,361	$—	$—
	Money Market Funds	367,000	—	—
		$24,878,361	$—	$—

Target Equity/Income	Common Stocks**	$24,980,820	$—	$—
	Money Market Funds	661,000	—	—
		$25,641,820	$—	$—

Bristol Growth	Common Stocks**	$115,123,189	$—	$—
	Money Market Funds	1,997,000	—	—
		$117,120,189	$—	$—

*	At September 30, 2013, the Money Market Portfolio's investments, with the exception of money market funds, were valued using amortized cost, in accordance with rules under the 40 Act. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.
**	For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and Level 2 during the nine-month period ended September 30, 2013.

There were no securities in Level 3 during the nine-month period ended September 30, 2013.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. Securities of foreign issuers that are purchased by the Money Market Portfolio are limited to 50% of that Portfolio’s assets and must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund, excluding the Money Market Portfolio, may also fully or partially satisfy its distribution requirements by using consent dividends rather than cash dividends. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent, U.S. Bancorp Fund Services, LLC, perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Subsequent Events

The Board has approved reorganizations pursuant to which each of Target Equity/Income Portfolio, Income Opportunity Portfolio, U.S. Equity Portfolio and Millennium Portfolio (the “Target Portfolios”) assets would be acquired, and its liabilities would be assumed, by the portfolio (the “Survivor Portfolio”) listed opposite the Target Portfolio in the chart below in exchange for shares of the Survivor Portfolio. The Target Portfolio would then be liquidated, and shares of the Survivor Portfolio would be distributed to Target Portfolio shareholders.

TARGET PORTFOLIOS	To be Reorganized into	SURVIVOR PORTFOLIOS
Target Equity/Income Portfolio	–>	Target VIP Portfolio
Income Opportunity Portfolio	–>	Balanced Portfolio
U.S. Equity Portfolio	–>	Balanced Portfolio
Millennium Portfolio	–>	Small Cap Growth Portfolio

Under each reorganization, Target Portfolio shareholders would receive shares of the Survivor Portfolio with the same aggregate net asset value as their shares of the Target Portfolio. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by Portfolio shareholders as a result of the reorganization.

Each reorganization is subject to the satisfaction of certain conditions. Information statement materials describing the reorganizations are expected to be mailed later in 2013. If the closing conditions are satisfied, the reorganizations are expected to occur during the fourth quarter of 2013. The information statement materials will describe the expected date of the reorganizations with more specificity. Prior to the reorganizations, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Prospectus.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3) Financial Instruments

The Fund’s Portfolios, other than the Money Market Portfolio, may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced and Income Opportunity Portfolios wrote call options and purchased put options on the S&P 500 Index during the nine-month period ended September 30, 2013. These instruments were used by the Portfolios to provide a hedge against equity price risk. During a period in which the prices of the Portfolios’ common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolios.

The Balanced and Income Opportunity Portfolios’ written call options are collateralized by cash and/or securities held with the Portfolios’ prime broker and in segregated accounts at the Portfolios’ custodian. Such collateral for the Portfolios is restricted from use. The cash collateral or borrowings from the prime broker, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral are noted as such on the Portfolios’ Schedules of Investments. Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indexes. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, that party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At September 30, 2013, there was one outstanding futures contract in the International Portfolio. Details of this contract were as follows:

Type	Description	Expiration	Number of contracts	Counterparty	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	Topix Index Future December 2013	December 12, 2013	5	J.P. Morgan Securities LLC	$608,627	$598,001	$10,626	$(10,695)

The International Portfolio’s holding of a U.S. Treasury Bill, as noted on the Portfolio’s Schedule of Investments, was pledged at September 30, 2013 as collateral for this contract. The cost and value of the amount pledged at September 30, 2013 were $334,983 and $334,987, respectively.

This futures contract was executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the International Portfolio during the nine-month period ended September 30, 2013. These were executed for the purpose of increasing exposure to an attractive equities market, beyond that evidenced by the Portfolio’s investment in common stocks, while maintaining a significant cash balance that could be used for potentially higher-than-average shareholder transactions.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Details of the foreign currency contracts outstanding in the International Portfolio at September 30, 2013 are as follows:

Contracts to buy foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive		Currency to deliver	Contract at value	Unrealized appreciation (depreciation)

August 6, 2013	October 7, 2013	MSCS	4,160,000,000	KRW	$3,722,762	$3,869,684	$146,922	(1)
July 9, 2013	October 10, 2013	HSBC	77,300,000	RUB	$2,311,603	$2,382,708	$71,105
August 8, 2013	November 13, 2013	HSBC	19,820,000	SEK	$3,044,360	$3,081,004	$36,644
September 13, 2013	December 18, 2013	BofA	8,200,000	GBP	$13,005,036	$13,267,523	$262,487
					$22,083,761	$22,600,919	$517,158

Contracts to sell foreign currency:

Date of contract	Exchange date	Counterparty	Currency to receive	Currency to deliver		Contract at value	Unrealized appreciation (depreciation)

July 3, 2013	October 7, 2013	MSCS	$3,626,853	4,160,000,000	KRW	$3,869,684	$(242,831	)(1)
August 6, 2013	November 8, 2013	BARC	$4,002,555	9,400,000	BRL	$4,204,607	$(202,052)
September 12, 2013	December 18, 2013	HSBC	$25,365,608	2,515,000,000	JPY	$25,598,964	$(233,356)
			$32,995,016			$33,673,255	$(678,239)

Counterparties	Currencies
MSCS - Morgan Stanley Capital Services, Inc.	KRW - South Korean Won
HSBC - HSBC Bank USA, N.A.	RUB - New Russian Ruble
BofA - Bank of America, N.A.	SEK - Swedish Krona
BARC - Barclays Bank PLC	GBP - British Pound
BRL - Brazilian Real
JPY - Japanese Yen

Contracts subject to either party's election to net settlement, per terms of master agreements with respective counterparties:

	Net contract at value	Unrealized appreciation (depreciation)
(1)	$ -	$ (95,909)

Foreign currency contracts were executed in the International Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either under-weighted or over-weighted in relation to the Portfolio’s benchmark index. The Portfolio was under-weighted in equity investments within the countries of Russia, Sweden, and Great Britain. The Portfolio executed contracts to buy those countries’ currencies to mitigate the effects that volatility in those currencies’ exchange rates might otherwise have on the Portfolio’s performance relative to the benchmark. The Portfolio was over-weighted in equity investments within the countries of Brazil and Japan and, likewise, executed contracts to sell those countries’ currencies in order to mitigate the effect that volatility in the exchange rate might otherwise have on relative performance.

The Portfolio entered into other foreign currency contracts during the nine-month period for similar benchmark performance hedging purposes. The Portfolio also entered into contracts that were the inverse of previously executed contracts to effectively exit prior contracts earlier than stated contract delivery dates, as over-weights or under-weights were reduced, or as previously executed contracts resulted in an attractive return to the Portfolio.

(4)	Federal Income Tax Information

The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2013 for federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$49,021,989	$8,686,274	$4,108,732	$27,663,747	$30,940,741	$6,490,576
Depreciation	(958,236)	(2,248,967)	(591,685)	(4,853,860)	(2,454,434)	(613,439)
Net unrealized:
Appreciation (Depreciation)	$48,063,753	$6,437,307	$3,517,047	$22,809,887	$28,486,307	$5,877,137
Aggregate cost of securities:	$162,530,466	$136,634,948	$31,670,480	$150,061,239	$103,295,342	$35,549,479

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value
Gross unrealized:
Appreciation	$14,241,934	$9,498,537	$10,456,034	$19,979,510	$90,813,896	$25,890,630
Depreciation	(1,146,305)	(143,334)	(1,336,809)	(461,114)	(11,295,028)	(3,025,584)
Net unrealized:
Appreciation (Depreciation)	$13,095,629	$9,355,203	$9,119,225	$19,518,396	$79,518,868	$22,865,046
Aggregate cost of securities:	$54,662,034	$26,297,824	$48,087,448	$58,962,027	$185,564,474	$261,429,097

	High Income Bond	Capital Growth	Nasdaq-100® Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$13,625,006	$21,021,696	$28,253,833	$28,003,161	$25,334,867	$4,505,471
Depreciation	(4,379,836)	(1,673,088)	(1,276,727)	(3,352,297)	(4,816,163)	(35,215)
Net unrealized:
Appreciation (Depreciation)	$9,245,170	$19,348,608	$26,977,106	$24,650,864	$20,518,704	$4,470,256
Aggregate cost of securities:	$286,005,074	$55,335,176	$54,207,150	$196,868,178	$156,646,340	$14,804,647

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$12,043,919	$2,006,858	$5,817,838	$4,746,473	$13,827,967
Depreciation	(1,924,919)	(111,980)	(619,788)	(329,829)	(1,450,726)
Net unrealized:
Appreciation (Depreciation)	$10,119,000	$1,894,878	$5,198,050	$4,416,644	$12,377,241
Aggregate cost of securities:	$162,028,295	$8,815,608	$19,680,311	$21,225,176	$104,742,948

(5)	Legal Matters

In December 2007, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). The value of the proceeds received by the Target Equity/Income Portfolio as a result of the Merger was $1,772,400. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. The Target Equity/Income Portfolio composes part of the Fund. On March 2, 2012, the Fund moved the U.S. Bankruptcy Court for the Southern District of New York to dismiss it from the Creditor Trust Action. The Court has yet to take any action on the motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the Target Equity/Income Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios, was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et.al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Pursuant to a Court order dated September 7, 2012, certain defendants in the MDL, including the Fund, filed a motion to dismiss on November 6, 2012. The Court granted the motion to dismiss on September 23, 2013. Pending an appeal, only the actual fraudulent transfer claims as alleged in FitzSimons remain. The outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess the litigation and any offers of settlement.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher A. Carlson
Christopher A. Carlson
President

Date November 19, 2013

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date November 19, 2013